As filed with the Securities and Exchange Commission on September 9, 2026
Registration Nos. 333-53432
811-10263

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 106	☒
and
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 108	☒
(Check appropriate box or boxes)

GUIDESTONE FUNDS
(Exact name of registrant as specified in charter)

5005 Lyndon B Johnson Freeway, Suite 2200
Dallas, TX 75244-6152
(Address of Principal Executive Offices)
(Zip Code)
Registrant’s Telephone Number, including Area Code: (214) 720-4640
Copies to:
Matthew A. Wolfe, Esq. GuideStone Financial Resources of the Southern Baptist Convention 5005 Lyndon B Johnson Freeway, Suite 2200 Dallas, TX 75244-6152 (Name and Address of Agent for Service)	Alison M. Fuller, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871 Telephone: (202) 419-8412

It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
[November 30, 2026]
SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS DATED [November 30, 2026]
	TICKER	EXCHANGE
EXCHANGE-TRADED FUNDS
Equity Index ETF	[GSEF]
Value Equity Index ETF	[GSVF]
Growth Equity Index ETF	[GSGF]
International Equity Index ETF	[GSXF]
INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. THIS REGISTRATION STATEMENT FOR GUIDESTONE FUNDS HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) BUT HAS NOT YET BECOME EFFECTIVE.
THIS COMMUNICATION SHALL NOT CONSTITUTE AN OFFER TO SELL, NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.
This Prospectus contains important information about the Funds, including information on investment policies, risks and fees. For your own benefit and protection, you should read it before you invest and keep it on hand for future reference.
These securities have not been approved or disapproved by the SEC, nor has the SEC determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

Table of Contents
A look at the objectives, fees and expenses, strategies and performance and main risks of each Fund.

Details about the Funds' management and service providers.

Management of the Funds	39
Adviser	39
Sub-Adviser	40
Service Providers	41

Policies and instructions for opening, maintaining and closing an account.

Shareholder Information
Financial Highlights	48
Glossary	49
For More Information	Back cover

Do you have questions about terms we use in this Prospectus?
For information about key terms and concepts, look for our explanations shown in boxes. For definitions of investment terms, refer to the glossary in the back of this Prospectus.
 | 3

GuideStone Funds Equity Index ETF	Ticker [GSEF]

Investment Objective
The Equity Index ETF seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Bloomberg 500 Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares (Shares) of the Equity Index ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Equity Index ETF
Management fee	[ ]%
Other expenses(1)	[ ]%
Total annual Fund operating expenses	[ ]%
Fee reimbursement (2)	[ ]%
Total annual Fund operating expenses (after fee reimbursement)	[ ]%
(1)
Other expenses are based on estimated amounts for the current fiscal year.
(2)
The Adviser has agreed to reimburse expenses to the extent needed to limit total annual operating expenses excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and expenses incurred in connection with the short sales of securities to [ ]% (Expense Limitation). This Expense Limitation applies to Fund operating expenses only and will remain in place until [November 30, 2036]. If expenses fall below the levels noted above within three years from the date on which the Adviser made such reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were reimbursed; or (ii) the repayment would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Directors of GuideStone Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	$[ ]
3 Years	$[ ]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover for the Fund’s last fiscal year is not provided because the Fund had not commenced investment operations prior to the date of this Prospectus.
4 | GuideStone Funds Prospectus

Principal Investment Strategies
●
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets in the equity securities (primarily common stocks and stock index derivatives) included in the Bloomberg 500 Index, in weightings that approximate the relative composition of the securities contained in the Bloomberg 500 Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. In addition, the Fund could become concentrated in an industry or group of industries if the index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
●
The Fund may invest to a lesser extent in derivative instruments, including exchange listed futures, that are based on:
●
The Bloomberg 500 Index;
●
Companies included in the Bloomberg 500 Index; or
●
Stock indexes other than but similar to the Bloomberg 500 Index.
●
The companies chosen for inclusion in the Bloomberg 500 Index tend to be industry leaders within the U.S. economy as determined by Bloomberg Indices. However, companies are not selected for inclusion by Bloomberg Indices because they are expected to have superior stock price performance relative to the market in general or other stocks in particular.
●
The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the Bloomberg 500 Index using computer programs and statistical procedures. As a result, the Sub-Adviser does not use traditional methods of fund investment management for the Fund, such as selecting securities on the basis of economic, financial and market analysis. Rather, the Sub-Adviser buys and sells securities in response to changes in the Bloomberg 500 Index. The Fund generally uses a replication method to track the Bloomberg 500 Index, but will exclude securities as required by the Fund’s faith-based investment policies and restrictions. Because the Fund has fees and transaction expenses (while the Bloomberg 500 Index has none), returns are likely to be below those of the Bloomberg 500 Index.
●
The correlation between the Fund’s performance and the Bloomberg 500 Index is expected to be greater than 98%. However, it could be lower in certain market environments and due to certain stocks that may be excluded from the Fund’s portfolio because of faith-based investment policies and restrictions (100% would indicate perfect correlation).
●
Pursuing its investment strategy to duplicate the investment composition of the Bloomberg 500 Index may at times cause the Fund to focus its investments in one or a few particular economic sectors or industries.
●
The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments and money market funds. To the extent the Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.
●
The Fund may invest in equity securities of real estate investment trusts (REITs) and other real estate related companies.
●
The Fund uses one Sub-Adviser to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the Board of Directors of GuideStone Funds based on a variety of qualitative and quantitative factors.
●
In accordance with GuideStone Financial Resources of the Southern Baptist Convention's (GuideStone®) Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone) for offering products or services that are incompatible with the Christian values of GuideStone, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including Market Risk, Faith-Based Investing Risk, Equity Risk and Index Strategy Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There is no guarantee that the equity market or the equity securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
●
Concentration Risk: Except as may be necessary to approximate the composition of its index, the Fund will not concentrate its investments in the securities of issuers whose principal business activities are in the same industry or group of industries. If the index becomes concentrated and the Fund needs to concentrate in the same industry or group of industries, its performance could be negatively impacted by the industry or industries in which it is concentrated.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of
GuideStone Funds Prospectus | 5

GuideStone Funds. This means that GuideStone will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
●
Faith-Based Investing Risk: The Fund’s faith-based investment policies and restrictions may prevent the Fund from investing in certain securities which comprise the index, which may cause the Fund to have lower performance than the index and contribute to a lower correlation between the performance of the Fund and the index. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.
●
Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances (including semiconductor companies) could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
●
Index Strategy Risk: The Fund employs an index strategy, that is, it generally invests in the securities included in its index or a representative sample of such securities regardless of market trends. The Fund generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. To the extent the companies represented in the index are concentrated in particular sectors or industries, the Fund is subject to investment concentration risk. In addition, although the index strategy attempts to closely track its benchmark index, the Fund may not invest in all of the securities in the index. Also, the Fund’s fees and expenses will reduce the Fund’s returns, unlike those of the benchmark index. Cash flow into and out of the Fund, portfolio transaction costs, changes in the securities that comprise the index, and the Fund’s valuation procedures also may affect the Fund’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.
●
Large Capitalization Companies Risk: There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
●
Large Shareholder Risk: Certain large shareholders, including other funds or accounts advised by the Adviser, Sub-Adviser or an affiliate of the Adviser or Sub-Adviser, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the Adviser, Sub-Adviser or an affiliate of the Adviser or Sub-Adviser, an authorized participant, a lead market maker or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders
6 | GuideStone Funds Prospectus

may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Additionally, the imposition of tariffs or trade restrictions can disrupt global supply chains, increase costs for certain industries, and contribute to heightened market volatility, which may adversely affect the Fund's investments. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser and Sub-Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
New Fund Risk: The Fund is new and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may not be able to achieve its investment objective. The Fund may not be successful in implementing its investment strategy.
●
Non-diversification Risk: In order to closely track the composition of the Fund’s underlying index, the Fund’s total assets are invested in multiple issuers representing more than 5% of the Fund’s total assets. As a result, the Fund may become non-diversified under the Investment Company Act of 1940, as amended, although it continues to hold multiple stocks across a number of sectors. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
●
Real Estate Investment Trust Risk: The Fund is subject to the risk that REITs’ and other real estate-related companies’ share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate related companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing from property purchases and improvements is more costly and difficult to obtain. REITs may be affected by changes in the value of the underlying properties they own and may be affected by the quality of any credit they extend. REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
●
Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:
●
Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to net asset value (NAV) and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange.
●
Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund’s shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.
●
Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.
GuideStone Funds Prospectus | 7

●
Sector Concentration Risk: The Fund may be heavily invested in a particular sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.
●
[Seed Investor Risk: The Adviser and/or its affiliates may make payments to one or more investors that contribute seed capital to the Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of the Adviser and/or such affiliates (and not the Fund). Seed investors may contribute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from the Adviser and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares.]
●
Sub-Adviser Risk: The performance of the Fund will depend on how successfully its Sub-Adviser pursues its investment strategies.
Performance
The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. Updated performance information is available on the Trust's website at [GuideStoneFunds.com].
Management
Investment Adviser and Portfolio Managers
[GuideStone Capital Management, LLC]
Since [ ]
Since [ ]
Sub-Adviser and Portfolio Managers
[ ]
Since [ ]
Since [ ]
Since [ ]
Since [ ]
Since [ ]
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 25.
8 | GuideStone Funds Prospectus

GuideStone Funds Value Equity Index ETF	Ticker [GSVF]

Investment Objective
The Value Equity Index ETF seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 1000® Value Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares (Shares) of the Value Equity Index ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Value Equity Index ETF
Management fee	[ ]%
Other expenses(1)	[ ]%
Total annual Fund operating expenses	[ ]%
Fee reimbursement (2)	[ ]%
Total annual Fund operating expenses (after fee reimbursement)	[ ]%
(1)
Other expenses are based on estimated amounts for the current fiscal year.
(2)
The Adviser has agreed to reimburse expenses to the extent needed to limit total annual operating expenses excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and expenses incurred in connection with the short sales of securities to [ ]% (Expense Limitation). This Expense Limitation applies to Fund operating expenses only and will remain in place until [November 30, 2036]. If expenses fall below the levels noted above within three years from the date on which the Adviser made such reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were reimbursed; or (ii) the repayment would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Directors of GuideStone Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	$[ ]
3 Years	$[ ]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover for the Fund’s last fiscal year is not provided because the Fund had not commenced investment operations prior to the date of this Prospectus.
GuideStone Funds Prospectus | 9

Principal Investment Strategies
●
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets in the equity securities (primarily common stocks and stock index derivatives) included in the Russell 1000® Value Index, in weightings that approximate the relative composition of the securities contained in the Russell 1000® Value Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. In addition, the Fund could become concentrated in an industry or group of industries if the index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
●
The Fund may invest to a lesser extent in derivative instruments, including exchange listed futures, that are based on:
●
The Russell 1000® Value Index;
●
Companies included in the Russell 1000® Value Index; or
●
Stock indexes comparable to the Russell 1000® Value Index.
●
The Russell 1000® Value Index measures the performance of the large capitalization value segment of the U.S. equity universe. It includes those Russell 1000® companies with relatively lower price-to-book ratios, lower Institutional Brokers’ Estimate System forecast medium-term (i.e., two year) growth and lower sales per share historical growth (i.e., five years). The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer to the large capitalization value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.
●
The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the Russell 1000® Value Index using computer programs and statistical procedures. As a result, the Sub-Adviser does not use traditional methods of fund investment management for the Fund, such as selecting securities on the basis of economic, financial and market analysis. Rather, the Sub-Adviser buys and sells securities in response to changes in the Russell 1000® Value Index. The Fund generally uses a replication method to track the Russell 1000® Value Index, but will exclude securities as required by the Fund’s faith-based investment policies and restrictions. Because the Fund has fees and transaction expenses (while the Russell 1000® Value Index has none), returns are likely to be below those of the Russell 1000® Value Index.
●
The correlation between the Fund’s performance and the Russell 1000® Value Index is expected to be greater than 98%. However, it could be lower in certain market environments and due to certain stocks that may be excluded from the Fund’s portfolio because of faith-based investment policies and restrictions (100% would indicate perfect correlation).
●
Pursuing its investment strategy to duplicate the investment composition of the Russell 1000® Value Index may at times cause the Fund to focus its investments in one or a few particular economic sectors or industries.
●
The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments and money market funds. To the extent the Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.
●
The Fund uses one Sub-Adviser to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the Board of Directors of GuideStone Funds based on a variety of qualitative and quantitative factors.
●
In accordance with GuideStone Financial Resources of the Southern Baptist Convention's (GuideStone®) Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone) for offering products or services that are incompatible with the Christian values of GuideStone, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including Market Risk, Faith-Based Investing Risk, Equity Risk and Index Strategy Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There is no guarantee that the equity market or the equity securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
●
Concentration Risk: Except as may be necessary to approximate the composition of its index, the Fund will not concentrate its investments in the securities of issuers whose principal business activities are in the same industry or group of industries. If the index becomes concentrated and the Fund needs to concentrate in the same industry or group of industries, its performance could be negatively impacted by the industry or industries in which it is concentrated.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of
10 | GuideStone Funds Prospectus

GuideStone Funds. This means that GuideStone will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
●
Faith-Based Investing Risk: The Fund’s faith-based investment policies and restrictions may prevent the Fund from investing in certain securities which comprise the index, which may cause the Fund to have lower performance than the index and contribute to a lower correlation between the performance of the Fund and the index. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.
●
Financial Services Sector Risk: Performance of companies in the financial services sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions and interest rates, credit rating downgrades and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financial services sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent and have caused significant losses to companies in this sector, which may negatively impact the Fund.
●
Index Strategy Risk: The Fund employs an index strategy, that is, it generally invests in the securities included in its index or a representative sample of such securities regardless of market trends. The Fund generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. To the extent the companies represented in the index are concentrated in particular sectors or industries, the Fund is subject to investment concentration risk. In addition, although the index strategy attempts to closely track its benchmark index, the Fund may not invest in all of the securities in the index. Also, the Fund’s fees and expenses will reduce the Fund’s returns, unlike those of the benchmark index. Cash flow into and out of the Fund, portfolio transaction costs, changes in the securities that comprise the index, and the Fund’s valuation procedures also may affect the Fund’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.
●
Large Capitalization Companies Risk: There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
●
Large Shareholder Risk: Certain large shareholders, including other funds or accounts advised by the Adviser, Sub-Adviser or an affiliate of the Adviser or Sub-Adviser, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the Adviser, Sub-Adviser or an affiliate of the Adviser or Sub-Adviser, an authorized participant, a lead market maker or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders
GuideStone Funds Prospectus | 11

may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Additionally, the imposition of tariffs or trade restrictions can disrupt global supply chains, increase costs for certain industries, and contribute to heightened market volatility, which may adversely affect the Fund's investments. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser and Sub-Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
New Fund Risk: The Fund is new and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may not be able to achieve its investment objective. The Fund may not be successful in implementing its investment strategy.
●
Non-diversification Risk: In order to closely track the composition of the Fund’s underlying index, the Fund’s total assets are invested in multiple issuers representing more than 5% of the Fund’s total assets. As a result, the Fund may become non-diversified under the Investment Company Act of 1940, as amended, although it continues to hold multiple stocks across a number of sectors. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
●
Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:
●
Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to net asset value (NAV) and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange.
●
Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund’s shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.
●
Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.
●
Sector Concentration Risk: The Fund may be heavily invested in a particular sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.
●
[Seed Investor Risk: The Adviser and/or its affiliates may make payments to one or more investors that contribute seed capital to the Fund. Such payments may continue for
12 | GuideStone Funds Prospectus

a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of the Adviser and/or such affiliates (and not the Fund). Seed investors may contribute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from the Adviser and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares.]
●
Sub-Adviser Risk: The performance of the Fund will depend on how successfully its Sub-Adviser pursues its investment strategies.
●
Value Investing Risk: There is a risk that value-oriented investments may not perform as well as the rest of the stock market as a whole. Value stocks may remain undervalued or may decrease in value during a given period or may not ever realize what the investment manager believes to be their full value.
Performance
The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. Updated performance information is available on the Trust's website at [GuideStoneFunds.com].
Management
Investment Adviser and Portfolio Manager
[GuideStone Capital Management, LLC]
Since [ ]
Since [ ]
Sub-Adviser and Portfolio Managers
[ ]
Since [ ]
Since [ ]
Since [ ]
Since [ ]
Since [ ]
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 25.
GuideStone Funds Prospectus | 13

GuideStone Funds Growth Equity Index ETF	Ticker [GSGF]

Investment Objective
The Growth Equity Index ETF seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 1000® Growth Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares (Shares) of the Growth Equity Index ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Growth Equity Index ETF
Management fee	[ ]%
Other expenses(1)	[ ]%
Total annual Fund operating expenses	[ ]%
Fee reimbursement (2)	[ ]%
Total annual Fund operating expenses (after fee reimbursement)	[ ]%
(1)
Other expenses are based on estimated amounts for the current fiscal year.
(2)
The Adviser has agreed to reimburse expenses to the extent needed to limit total annual operating expenses excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and expenses incurred in connection with the short sales of securities to [ ]% (Expense Limitation). This Expense Limitation applies to Fund operating expenses only and will remain in place until [November 30, 2036]. If expenses fall below the levels noted above within three years from the date on which the Adviser made such reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were reimbursed; or (ii) the repayment would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Directors of GuideStone Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	$[ ]
3 Years	$[ ]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover for the Fund’s last fiscal year is not provided because the Fund had not commenced investment operations prior to the date of this Prospectus.
14 | GuideStone Funds Prospectus

Principal Investment Strategies
●
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets in the equity securities (primarily common stocks and stock index derivatives) included in the Russell 1000® Growth Index, in weightings that approximate the relative composition of the securities contained in the Russell 1000® Growth Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. In addition, the Fund could become concentrated in an industry or group of industries if the index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
●
The Fund may invest to a lesser extent in derivative instruments, including exchange listed futures, that are based on:
●
The Russell 1000® Growth Index;
●
Companies included in the Russell 1000® Growth Index; or
●
Stock indexes comparable to the Russell 1000® Growth Index.
●
The Russell 1000® Growth Index measures the performance of the large capitalization growth segment of the U.S. equity universe. It includes those Russell 1000® companies with relatively higher price-to-book ratios, higher Institutional Brokers’ Estimate System forecast medium-term (i.e., two year) growth and higher sales per share historical growth (i.e., five years). The Russell 1000® Growth Index is constructed to provide a comprehensive and unbiased barometer to the large capitalization growth segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.
●
The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the Russell 1000® Growth Index using computer programs and statistical procedures. As a result, the Sub-Adviser does not use traditional methods of fund investment management for the Fund, such as selecting securities on the basis of economic, financial and market analysis. Rather, the Sub-Adviser buys and sells securities in response to changes in the Russell 1000® Growth Index. The Fund generally uses a replication method to track the Russell 1000® Growth Index, but will exclude securities as required by the Fund’s faith-based investment policies and restrictions. Because the Fund has fees and transaction expenses (while the Russell 1000® Growth Index has none), returns are likely to be below those of the Russell 1000® Growth Index.
●
The correlation between the Fund’s performance and the Russell 1000® Growth Index is expected to be greater than
98%. However, it could be lower in certain market environments and due to certain stocks that may be excluded from the Fund’s portfolio because of faith-based investment policies and restrictions (100% would indicate perfect correlation).
●
Pursuing its investment strategy to duplicate the investment composition of the Russell 1000® Growth Index may at times cause the Fund to focus its investments in one or a few particular economic sectors or industries.
●
The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments and money market funds. To the extent the Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.
●
The Fund uses one Sub-Adviser to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the Board of Directors of GuideStone Funds based on a variety of qualitative and quantitative factors.
●
In accordance with GuideStone Financial Resources of the Southern Baptist Convention's (GuideStone®) Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone) for offering products or services that are incompatible with the Christian values of GuideStone, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including Market Risk, Faith-Based Investing Risk, Equity Risk and Index Strategy Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There is no guarantee that the equity market or the equity securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
●
Concentration Risk: Except as may be necessary to approximate the composition of its index, the Fund will not concentrate its investments in the securities of issuers whose principal business activities are in the same industry or group of industries. If the index becomes concentrated and the Fund needs to concentrate in the same industry or group of industries, its performance could be negatively impacted by the industry or industries in which it is concentrated.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone will, at all times, directly or indirectly own, control or hold with
GuideStone Funds Prospectus | 15

power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
●
Growth Investing Risk: Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.
●
Faith-Based Investing Risk: The Fund’s faith-based investment policies and restrictions may prevent the Fund from investing in certain securities which comprise the index, which may cause the Fund to have lower performance than the index and contribute to a lower correlation between the performance of the Fund and the index. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.
●
Index Strategy Risk: The Fund employs an index strategy, that is, it generally invests in the securities included in its index or a representative sample of such securities regardless of market trends. The Fund generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. To the extent the companies represented in the index are concentrated in particular sectors or industries, the Fund is subject to investment concentration risk. In addition, although the index strategy attempts to closely track its benchmark index, the Fund may not invest in all of the securities in the index. Also, the Fund’s fees and expenses will reduce the Fund’s returns, unlike those of the benchmark index. Cash flow into and out of the Fund, portfolio transaction costs, changes in the securities that comprise the index, and the Fund’s valuation procedures also may affect the Fund’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.
●
Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances (including semiconductor companies) could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
●
Large Capitalization Companies Risk: There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
●
Large Shareholder Risk: Certain large shareholders, including other funds or accounts advised by the Adviser, Sub-Adviser or an affiliate of the Adviser or Sub-Adviser, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the
16 | GuideStone Funds Prospectus

Adviser, Sub-Adviser or an affiliate of the Adviser or Sub-Adviser, an authorized participant, a lead market maker or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Additionally, the imposition of tariffs or trade restrictions can disrupt global supply chains, increase costs for certain industries, and contribute to heightened market volatility, which may adversely affect the Fund's investments. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser and Sub-Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
New Fund Risk: The Fund is new and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may not be able to achieve its investment objective. The Fund may not be successful in implementing its investment strategy.
●
Non-diversification Risk: In order to closely track the composition of the Fund’s underlying index, the Fund’s total assets are invested in multiple issuers representing more than 5% of the Fund’s total assets. As a result, the Fund may become non-diversified under the Investment Company Act of 1940, as amended, although it continues to hold multiple stocks across a number of sectors. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
●
Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:
●
Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to net asset value (NAV) and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange.
●
Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund’s shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.
●
Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.
●
Sector Concentration Risk: The Fund may be heavily invested in a particular sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that
GuideStone Funds Prospectus | 17

significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.
●
[Seed Investor Risk: The Adviser and/or its affiliates may make payments to one or more investors that contribute seed capital to the Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of the Adviser and/or such affiliates (and not the Fund). Seed investors may contribute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from the Adviser and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares.]
●
Sub-Adviser Risk: The performance of the Fund will depend on how successfully its Sub-Adviser pursues its investment strategies.
Performance
The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. Updated performance information is available on the Trust's website at [GuideStoneFunds.com].
Management
Investment Adviser and Portfolio Manager
[GuideStone Capital Management, LLC]
Since [ ]
Since [ ]
Sub-Adviser and Portfolio Managers
[ ]
Since [ ]
Since [ ]
Since [ ]
Since [ ]
Since [ ]
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 25.
18 | GuideStone Funds Prospectus

GuideStone Funds International Equity Index ETF	Ticker [GSXF]

Investment Objective
The International Equity Index ETF seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Bloomberg Developed Markets ex-North America Large & Mid Cap Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares (Shares) of the International Equity Index ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

International Equity Index ETF
Management fee	[ ]%
Other expenses(1)	[ ]%
Total annual Fund operating expenses	[ ]%
Fee reimbursement (2)	[ ]%
Total annual Fund operating expenses (after fee reimbursement)	[ ]%
(1)
Other expenses are based on estimated amounts for the current fiscal year.
(2)
The Adviser has agreed to reimburse expenses to the extent needed to limit total annual operating expenses excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and expenses incurred in connection with the short sales of securities to [ ]% (Expense Limitation). This Expense Limitation applies to Fund operating expenses only and will remain in place until [November 30, 2036]. If expenses fall below the levels noted above within three years from the date on which the Adviser made such reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were reimbursed; or (ii) the repayment would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Directors of GuideStone Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	$[ ]
3 Years	$[ ]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover for the Fund’s last fiscal year is not provided because the Fund had not commenced investment operations prior to the date of this Prospectus.
GuideStone Funds Prospectus | 19

Principal Investment Strategies
●
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets in the equity securities (primarily common stocks and stock index derivatives) included in the Bloomberg Developed Markets ex-North America Large & Mid Cap Index (Bloomberg Index), in weightings that approximate the relative composition of the securities contained in the Bloomberg Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. In addition, the Fund could become concentrated in an industry or group of industries if the index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
●
The Fund may invest to a lesser extent in derivative instruments, including exchange listed futures and foreign currency forward contracts, that are based on:
●
The Bloomberg Index;
●
Companies included in the Bloomberg Index; or
●
Stock indexes comparable to the Bloomberg Index.
●
The Bloomberg Index is a free-float market capitalization-weighted equity index designed to measure the performance of large- and mid-cap developed markets outside of North America. The Bloomberg Index covers approximately the top 85% of the market capitalization of the measured market.
●
The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the Bloomberg Index using computer programs and statistical procedures. As a result, the Sub-Adviser does not use traditional methods of fund investment management for the Fund, such as selecting securities on the basis of economic, financial and market analysis. Rather, the Sub-Adviser buys and sells securities in response to changes in the Bloomberg Index. The Fund generally uses a replication method to track the Bloomberg Index, but will exclude securities as required by the Fund’s faith-based investment policies and restrictions. Because the Fund has fees and transaction expenses (while the Bloomberg Index has none), returns are likely to be below those of the Bloomberg Index.
●
Because the proportion of assets allocated to each country will approximate the relative country weights in the Bloomberg Index, more than 25% of the Fund’s assets may be invested in a single country (such as the United Kingdom and Japan). This may make the Fund’s performance more dependent upon the performance of a single country than if the Fund allocated its assets among issuers in a larger number of countries.
●
Pursuing its investment strategy to duplicate the investment composition of the Bloomberg Index may at times cause the Fund to focus its investments in one or a few particular economic sectors or industries.
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The correlation between the Fund’s performance and the Bloomberg Index is expected to be greater than 98%. However, it could be lower in certain market environments and due to certain stocks that may be excluded from the Fund’s portfolio because of faith-based investment policies and restrictions (100% would indicate perfect correlation).
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Equity securities of foreign companies are predominantly traded on foreign stock exchanges in foreign currencies.
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The Fund may invest to a lesser extent in American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs) and other similar instruments, each of which represents ownership of underlying foreign securities denominated in currencies other than that of the country of incorporation. The Fund may invest in sponsored or unsponsored depositary receipts.
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The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments and money market funds. To the extent the Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.
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The Fund uses one Sub-Adviser to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the Board of Directors of GuideStone Funds based on a variety of qualitative and quantitative factors.
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In accordance with GuideStone Financial Resources of the Southern Baptist Convention's (GuideStone®) Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone) for offering products or services that are incompatible with the Christian values of GuideStone, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including Market Risk, Faith-Based Investing Risk, Equity Risk, Foreign Securities Risk and Index Strategy Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There is no guarantee that the international equity markets or the equity securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
20 | GuideStone Funds Prospectus

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Concentration Risk: Except as may be necessary to approximate the composition of its index, the Fund will not concentrate its investments in the securities of issuers whose principal business activities are in the same industry or group of industries. If the index becomes concentrated and the Fund needs to concentrate in the same industry or group of industries, its performance could be negatively impacted by the industry or industries in which it is concentrated.
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Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
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Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Derivative contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund.
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Depositary Receipts Risk: Investments in depositary receipts (including ADRs, European Depositary Receipts and GDRs) are generally subject to the same risks of investing directly in the foreign securities that they evidence or into which they may be converted, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk as there may be an imperfect correlation between the market value of depositary receipts and the underlying foreign securities. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.
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Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
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Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
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Faith-Based Investing Risk: The Fund’s faith-based investment policies and restrictions may prevent the Fund from investing in certain securities which comprise the index, which may cause the Fund to have lower performance than the index and contribute to a lower correlation between the performance of the Fund and the index. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.
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Financial Services Sector Risk: Performance of companies in the financial services sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions and interest rates, credit rating downgrades and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financial services sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent and have caused significant losses to companies in this sector, which may negatively impact the Fund.
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Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the
GuideStone Funds Prospectus | 21

exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
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Geographic Concentration Risk: Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. To the extent the Fund concentrates its investments in a particular country, region or group of regions, the Fund may be more volatile than a more geographically diversified fund.
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Index Strategy Risk: The Fund employs an index strategy, that is, it generally invests in the securities included in its index or a representative sample of such securities regardless of market trends. The Fund generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. To the extent the companies represented in the index are concentrated in particular sectors or industries, the Fund is subject to investment concentration risk. In addition, although the index strategy attempts to closely track its benchmark index, the Fund may not invest in all of the securities in the index. Also, the Fund’s fees and expenses will reduce the Fund’s returns, unlike those of the benchmark index. Cash flow into and out of the Fund, portfolio transaction costs, changes in the securities that comprise the index, and the Fund’s valuation procedures also may affect the Fund’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.
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Japan Risk: The Japanese economy is heavily dependent upon international trade and may be subject to considerable degrees of economic, political and social instability, which could negatively affect the Fund. The Japanese yen has fluctuated widely during recent periods and may be affected by currency volatility elsewhere in Asia, especially Southeast Asia. In addition, the yen has had a history of unpredictable and volatile movements against the U.S. dollar. The performance of the global economy could have a major impact upon equity returns in Japan. Since the mid-2000s, Japan’s economic growth has remained relatively low. A recent economic recession was likely compounded by an unstable financial sector, low domestic consumption and certain corporate structural weaknesses, which remain some of the major issues facing the Japanese economy. Japan has also experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity, which could negatively affect the Fund.
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Large Capitalization Companies Risk: There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
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Large Shareholder Risk: Certain large shareholders, including other funds or accounts advised by the Adviser, Sub-Adviser or an affiliate of the Adviser or Sub-Adviser, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the Adviser, Sub-Adviser or an affiliate of the Adviser or Sub-Adviser, an authorized participant, a lead market maker or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.
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Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Additionally, the imposition of tariffs or trade restrictions can disrupt global supply chains, increase costs for certain industries, and contribute to heightened market volatility, which may adversely affect the Fund's investments. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser and Sub-Adviser in
22 | GuideStone Funds Prospectus

connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
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Mid-Capitalization Companies Risk: Medium-sized company (i.e., mid-cap) stocks have historically been subject to greater investment risk than large company stocks. They generally are more vulnerable than larger companies to adverse business or economic developments. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large company stocks.
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New Fund Risk: The Fund is new and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may not be able to achieve its investment objective. The Fund may not be successful in implementing its investment strategy.
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Non-diversification Risk: In order to closely track the composition of the Fund’s underlying index, the Fund’s total assets are invested in multiple issuers representing more than 5% of the Fund’s total assets. As a result, the Fund may become non-diversified under the Investment Company Act of 1940, as amended, although it continues to hold multiple stocks across a number of sectors. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
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Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:
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Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to net asset value (NAV) and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange.
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Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund’s shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.
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Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.
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Sector Concentration Risk: The Fund may be heavily invested in a particular sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.
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[Seed Investor Risk: The Adviser and/or its affiliates may make payments to one or more investors that contribute seed capital to the Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of the Adviser and/or such affiliates (and not the Fund). Seed investors may contribute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from the Adviser and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares.]
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Sub-Adviser Risk: The performance of the Fund will depend on how successfully its Sub-Adviser pursues its investment strategies.
Performance
The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. Updated performance information is available on the Trust's website at [GuideStoneFunds.com].
GuideStone Funds Prospectus | 23

Management
Investment Adviser and Portfolio Managers
[GuideStone Capital Management, LLC]
Since [ ]
Since [ ]
Sub-Adviser and Portfolio Managers
[ ]
Since [ ]
Since [ ]
Since [ ]
Since [ ]
Since [ ]
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 25.
24 | GuideStone Funds Prospectus

Summary of Other Important Fund Information
Purchase and Sale of Fund Shares
Shares of the Funds may be acquired or redeemed directly from the Funds only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section of this prospectus. Only an Authorized Participant may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit.
Shares of the Funds are listed on a national securities exchange for trading during the trading day. Shares can be bought and sold throughout the trading day like shares of other public traded companies. GuideStone Funds (Trust) does not impose any minimum investment for shares of the Fund purchased on an exchange. Shares of the Equity Index ETF trade under the symbol: GSEF; shares of the Value Equity Index ETF trade under the symbol: GSVF; shares of the Growth Equity Index ETF trade under the symbol: GSGF; and shares of the International Equity Index ETF trade under the symbol GSXF.
Buying or selling shares of the Funds on an exchange involves two types of costs that may apply to all securities transactions. When buying or selling shares of the Funds through a broker, you will likely incur a brokerage commission or other charges determined by your broker. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy and sell small amounts of shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The spread varies over time for shares of the Funds based on the Funds’ trading volume and market liquidity, and is generally lower if the Funds have a lot of trading volume and market liquidity, and higher if the Funds have little trading volume and market liquidity.
[Unlike frequent trading of shares of a traditional open-end mutual fund (i.e., not exchange-traded shares), frequent trading of Shares on the secondary market does not disrupt portfolio management, increase a Fund's trading costs, lead to realization of capital gains, or otherwise harm Fund shareholders because these trades do not involve the Funds directly. A few institutional investors are authorized to purchase and redeem a Fund’s Shares directly with the Fund. When these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects (noted above) that may result from frequent cash trades. Moreover, each Fund imposes transaction fees on in-kind purchases and redemptions of the Fund intended to cover the custodial and other costs incurred by the Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund's trading costs increase in those circumstances, although transaction fees are subject to certain limits and therefore may not cover all related costs incurred by the Fund. For these reasons, the Board of Directors of the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in Shares of the Funds.]
The Funds’ primary listing exchange is [ ], which is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Section 12(d)(1) of the Investment Company Act of 1940, as amended, restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in U.S. Securities and Exchange Commission rules or in other exemptive relief as applicable. In order for a registered investment company to invest in shares of the Funds beyond the limitations of Section 12(d)(1), the registered investment company must generally enter into an agreement with the Fund.
Book Entry
Shares of the Funds are held in book-entry form, which means that no share certificates are issued. The Depository Trust Company (DTC) or its nominee is the record owner of all outstanding shares of the Funds and is recognized as the owner of all shares for all purposes.
Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies,
GuideStone Funds Prospectus | 25

clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.
Tax Information
Generally, a Fund’s distributions are taxable to you as ordinary income or long-term capital gains, except when your investment in a Fund is made through a 403(b) plan, a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged arrangement, from which withdrawals may be taxed as ordinary income.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Funds, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
26 | GuideStone Funds Prospectus

Additional Information Regarding the Funds

What is an exchange-traded fund?
An exchange-traded fund (ETF) pools a group of securities into a fund and can be traded like an individual stock on an exchange. Unlike a mutual fund, the share price of an exchange-traded fund fluctuates throughout the trading day.

GuideStone Funds (the Trust) is a family of mutual funds and ETFs (each ETF herein is referred to as a Fund, and collectively, the Funds) that offers a selection of Funds to investors, each with its own investment objective, strategies and risks. There is a separate Fund Summary for each Fund and other detailed information in the preceding pages. Please read each Fund Summary carefully before you invest. It is important that investors closely review and understand the risks of investing in the Funds. Each Fund invests directly in different types of fixed income obligations, equities and/or other investments to meet its investment objective.
Who is the Adviser?
[GuideStone Capital Management, LLC (the Adviser) serves as the investment adviser to the Funds. The Adviser is an affiliate of GuideStone Financial Resources of the Southern Baptist Convention (GuideStone). Rather than making the day-to-day investment decisions for the Funds, the Adviser retains the services of another investment management firm to do so.]

Each Fund uses a sub-adviser to manage its assets. The Adviser reviews the Sub-Adviser’s performance and makes recommendations to the Board of Directors of the Trust (Board of Directors) regarding changes to the Sub-Adviser. The Funds may change or add Sub-Advisers without shareholder approval.
Changes to Investment Objective: Each Fund’s investment objective is not a fundamental policy and may be changed by the Board of Directors without shareholder approval.
Faith-Based Investing: In accordance with GuideStone's Christian values, a Fund does not invest in any company that is publicly recognized (as determined by GuideStone) for offering products or services that are incompatible with the Christian values of GuideStone, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling. The Adviser receives and analyzes information from multiple sources (including through various third-party screening platforms, news sources and feeds, the Bible and company websites and financial disclosures) on the products and services of companies in a Fund’s investment universe and utilizes this information to determine which companies should be prohibited for investment by it or a Sub-Adviser. The Funds may not be able to take advantage of certain investment opportunities due to these restrictions. These investment restrictions may only be changed if approved by GuideStone as the holder of a majority of the outstanding shares of the Trust, and not an individual Fund. A “majority of the outstanding shares of the Trust” is defined as greater than 50% of the shares shown on the books of the Trust or its transfer agent as then issued and outstanding, voted in the aggregate, but does not include shares which have been repurchased or redeemed by the Trust.
Control by GuideStone: In accordance with the Trust’s Trust Instrument, GuideStone will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of the Trust. The Funds will refuse to accept any investment that would result in a change of such control. This means that GuideStone will control the vote on any matter that requires the approval of a majority of the outstanding shares of the Trust. As of the date of this Prospectus, GuideStone also controlled the vote of at least a majority of the outstanding shares of each Fund.
The Funds are not insured or guaranteed by the Adviser, GuideStone, any bank, the Federal Deposit Insurance Corporation or any government agency. As with all mutual funds or ETFs, your investment in the Funds involves investment risk, including the possible loss of the principal amount you invested. There is no guarantee that any Fund will be able to meet its investment objective.
[The Adviser and/or its affiliates expect to make payments to one or more investors that contribute seed capital to the Funds. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of the Adviser and/or such affiliates (and not the Funds). Seed investors may contribute all or a
GuideStone Funds Prospectus | 27

majority of the assets in the Funds. There is a risk that such seed investors may redeem their investments in the Funds. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund.]
From time to time, GuideStone or any of its affiliates may purchase and hold Shares of the Funds. GuideStone and its affiliates reserve the right to sell at any time some or all of the Shares acquired for their own accounts.
28 | GuideStone Funds Prospectus

Additional Information About Principal Strategies & Risks
The following provides more information about the Funds’ principal investment strategies and risks. Disclosure regarding non-principal investment strategies and risks is available in the Trust’s Statement of Additional Information (SAI).
Authorized Participant Concentration: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to net asset value (NAV) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally. Authorized Participants concentration risk may be heightened to the extent a Fund invests in non-U.S. securities.
Cash Transactions: ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. To the extent that the Fund effects redemptions partly or entirely in cash, rather than in-kind, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, could be imposed on the Fund and thus decrease the Fund's NAV to the extent they are not offset by the creation and redemption transaction fees paid by purchasers and redeemers of Creation Units.
Concentration Risk: Except as may be necessary to approximate the composition of its index, the Equity Index ETF, Value Equity Index ETF, Growth Equity Index ETF and International Equity Index ETF will not concentrate investments in the securities of issuers whose principal business activities are in the same industry or group of industries. However, it is possible that an index could become concentrated due to market conditions or the performance of a single or related group of issuers. If an index becomes concentrated and a Fund needs to concentrate in the same industry or group of industries, its performance could be negatively impacted by the industry or industries in which it is concentrated.
What are derivatives?
Derivatives are investments whose values are based on (or “derived” from) a stock, bond, other asset or index. These investments include options, futures contracts and similar investments. Futures and options are popular types of derivatives because, generally, they are easily bought and sold and have market values that are regularly calculated and published.

Derivatives: The Funds may use various types of derivatives including futures and/or forwards in order to maintain market exposure, to reduce market exposure, to maintain liquidity, to commit cash pending investment or to gain exposure to foreign markets and currencies.
A Fund’s use of derivatives may reduce its return and increase volatility. An investment in derivatives may rise or fall more rapidly than other investments. An investment in derivatives is subject to changes in the value of the underlying security on which the investment is based. Derivatives involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives can create leverage, which can magnify the impact of a decline in the value of the reference instrument underlying the derivative, and a Fund could lose more than the amount it invests. Derivatives can have the potential for unlimited losses, for example, where a Fund may be called upon to deliver a security it does not own. Derivatives can be difficult to value and may at times be highly illiquid, and a Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. There may be imperfect correlation between a derivative and the reference instrument, and the reference instrument may not perform as anticipated. Suitable derivatives may not be available in all circumstances, and there can be no assurance that a Fund will use derivatives to reduce exposure to other risks when that
GuideStone Funds Prospectus | 29

might have been beneficial. Derivatives may involve fees, commissions or other costs that may reduce a Fund’s gains (if any) from the derivatives. The Fund may be required to provide margin in a manner that satisfies the contractual undertakings of a derivatives transaction. This may not prevent a Fund from incurring losses on derivatives. Derivatives that have margin requirements involve the risk that if a Fund has insufficient cash or eligible margin securities to meet daily variation margin requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. A Fund may remain obligated to meet margin requirements until a derivatives position is closed. The need to provide margin could also limit a Fund's ability to pursue other opportunities as they arise. In addition, a Fund’s use of derivatives may have different tax consequences for the Fund than an investment in the reference instruments, and those differences may increase the amount and affect the timing and character of taxable distributions payable to shareholders.
Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. Counterparty risk may arise because of market activities and developments, the counterparty’s financial condition (including financial difficulties, bankruptcy or insolvency), or other reasons. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations.
Although a Fund may attempt to hedge against certain risks, the hedging instruments may not perform as expected and could produce losses. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had the Fund not used the hedging instruments. It is possible that a Fund may not hedge certain risks in particular situations, even if suitable instruments are available.
Additional risks associated with certain types of derivatives are discussed below:
Forward Contracts. There are no limitations on daily price movements of forward contracts. Changes in foreign exchange regulations by governmental authorities might limit the trading of forward contracts. To the extent a Fund enters into non-U.S. currency forward contracts with banks, the Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform such contracts. There have been periods during which certain banks have refused to continue to quote prices for forward contracts or have quoted prices with an unusually widespread (the difference between the price at which the bank is prepared to buy and the price at which it is prepared to sell).
Futures. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. This could be the case if, for example, a future’s price has increased or decreased by the maximum allowable daily limit and there is no buyer (or seller) willing to purchase (or sell) the futures contract that a Fund needs to sell (or buy) at that limit price.
Financial Services Sector Risk: Companies in the financials sector are subject to government intervention and extensive governmental regulation, which may adversely affect the scope of their activities, the amount and types of loans and other commitments they can make, the prices they can charge, the amount of capital they must maintain and their size, among other things. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. The impact of changes in capital requirements, or recent or future regulation in various countries, on any individual financial company or on the financials sector as a whole cannot be predicted.
The financials sector is exposed to risks that may impact the value of investments in the financials sector more severely than investments outside this sector, including operating with substantial financial leverage, and financial services companies may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. The financials sector may be adversely affected by economic conditions, including increases in interest rates and loan losses, decreases in the availability of money or asset valuations, and adverse conditions in other related markets. Financial services companies may also be adversely affected by volatility in financial markets, a deterioration of the credit markets, credit losses resulting from financial difficulties of borrowers, particularly issuers with concentrated loan portfolios, and the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the
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values of most or all companies in the financial services sector, among other things. The financials sector is a target for cyber-attacks and financial services companies may experience technological malfunctions, disruptions, and/or failures, which may cause losses and may negatively impact the Fund.
Foreign Currency Tax Risk: As a regulated investment company, a Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended (Code). The Funds treat foreign currency gains as qualifying income. You should be aware, however, that the U.S. Treasury Department has statutory authority to issue regulations excluding from the definition of qualifying income foreign currency gains not directly related to an underlying fund’s business of investing in securities (e.g., for purposes other than hedging an underlying fund’s exposure to foreign currencies). As of the date of this prospectus, no regulations have been issued pursuant to this authorization. Such regulations, if issued, may result in a Fund being unable to qualify as a regulated investment company for one or more years. In this event, the Board of Directors may authorize a significant change in investment strategy or other action. Additionally, the Internal Revenue Service has not issued any guidance on how to apply the asset diversification test to foreign currency positions. Any determination by the Internal Revenue Service as to how to do so might differ from that of a Fund and may result in a Fund paying additional tax or a Fund’s failure to qualify as a regulated investment company. In lieu of potential disqualification, a Fund is permitted to pay a tax for certain failures to satisfy the asset diversification test or income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The lack of guidance provided by the Internal Revenue Service may be taken into account in determining whether any such failure is due to reasonable cause and not willful neglect. For more information, please see the “Taxation” section in the SAI.
Foreign Markets Risk: Foreign securities, including those issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic or economic instability; trade barriers and other protectionist trade policies (including those of the United States); fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing, corporate disclosure, governance and legal standards. A Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, securities issued by U.S. entities with substantial foreign operations may involve risks relating to political, economic or regulatory conditions in foreign countries, as well as currency exchange rates.
Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that a Fund holds material positions in such suspended securities or instruments, a Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised, and a Fund could incur significant losses.
In addition, foreign markets may perform differently than the U.S. market. Over a given period of time, foreign securities may underperform U.S. securities — sometimes for years. A Fund could also underperform if it invests in countries or regions whose economic performance falls short. To the extent that a Fund invests a portion of its assets in one country, state, region or currency, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so invested.
Information Technology Sector Risk: Companies operating within the information technology sector (including semiconductor companies) may be affected by worldwide technological developments, the success of their products and services (which may be outdated quickly), anticipated products or services that are delayed or cancelled and investor perception of the company and/or its products or services. These companies typically face intense competition and potentially rapid product obsolescence. They may also have limited product lines, markets, financial resources or personnel. Technology companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent
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the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. These companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Technology companies are also potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. The customers and/or suppliers of technology companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on these companies. Semiconductor companies in particular are subject to cyclical demand, rapid innovation and significant capital spending requirements and are particularly sensitive to imbalances in supply and demand, inventory cycles and disruptions in global manufacturing or distribution networks.
Initial Public Offerings: The market value of shares issued in an initial public offering (IPO) will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of a Fund’s performance could be attributable to investments in IPOs, because such investments could have a magnified impact on a Fund. As a Fund’s assets grow, the effect of a Fund’s investments in IPOs on a Fund’s performance will likely decline, which could reduce a Fund’s performance.
Interest Rate Risk: In general, the value of investments with interest rate risk, such as debt securities or income-oriented equity securities that pay dividends, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline. Interest rates may change in response to the supply and demand for credit, changes to government monetary policy and other initiatives and other factors. Debt securities have varying levels of sensitivity to changes in interest rates. Typically, the longer the maturity (i.e., the term of a debt security) or duration (i.e., a measure of the sensitivity of a debt security to changes in market interest rates, based on the entire cash flow associated with the security) of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of a Fund’s debt securities to interest rate risk will increase with any increase in the duration of those securities. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. The link between interest rates and debt security prices tends to be weaker with lower-rated debt securities than with investment grade debt securities. Fluctuations in interest rates may affect the liquidity of fixed income securities and instruments held by a Fund.
Large Shareholder Transactions Risk: Certain large shareholders, including other funds or accounts advised by the Adviser, Sub-Adviser or an affiliate of the Adviser or Sub-Adviser, may from time to time own a substantial amount of the Fund's shares. In addition, a third-party investor, the Adviser, Sub-Adviser or an affiliate of the Adviser or Sub-Adviser, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund's achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.
Liquidity Risk: Certain investments may be difficult or impossible to sell at a time or price most favorable to a Fund, which could decrease the overall level of the Fund’s liquidity. A Fund may invest in securities or instruments that trade in lower volumes and may make investments that are less liquid than other investments. Also, a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities.
To the extent that a Fund invests in mid-capitalization stocks and real estate investment trusts (REITs), it may be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events or adverse investor perceptions, whether or not accurate.
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Manager of Managers: With respect to the Funds, the Adviser is a “manager of managers.” The Adviser may allocate a Fund’s assets among multiple sub-advisers, each of which would be responsible for investing its allocated portion of the Fund’s assets. The Adviser continuously monitors the performance and operations of the Sub-Adviser and the allocation of the Fund’s assets. The Adviser is active in the selection of sub-advisers as well. To a significant extent, a Fund’s performance will depend on the success of the Adviser in allocating the Fund’s assets to the Sub-Adviser and its selection and oversight of the Sub-Adviser. Each Fund pays its Sub-Adviser directly. The termination of a sub-adviser or addition of a new sub-adviser may result in changes to actual operating expenses. The assets of multiple funds or other accounts may be aggregated for purposes of calculating breakpoints in sub-advisory fees. Therefore, the Adviser’s decision to increase or decrease the amount of fund assets allocated to a particular sub-adviser also may serve to lower or increase, respectively, the sub-advisory fee (and therefore the actual overall management fee) of another fund that aggregates its assets with the fund. The Adviser is a fiduciary for the shareholders of the Funds and must put their interests ahead of its own interests (or the interests of its affiliates). When recommending the appointment or continued service of a sub-adviser, consistent with its fiduciary duties, the Adviser relies primarily on its analysis of qualitative and quantitative factors to act in a manner that it determines to be in the best interests of the Funds.
Market Trading:
Absence of active market: Although shares of the Funds are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. There are no obligations of market makers to make a market in the Funds’ shares or of an Authorized Participant to submit purchase or redemption orders for Creation Units. Decisions by market makers or Authorized Participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Funds’ portfolio securities and the Funds’ market price. This reduced effectiveness could result in the Funds’ shares trading at a premium or discount to its NAV and also greater than normal intraday bid-ask spreads. Additionally, in stressed market conditions, the market for the Funds’ shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ portfolio holdings, which may cause a significant variance in the market price of the Funds’ shares and their underlying value and wider bid-ask spreads.
Secondary market trading: Shares of the Funds may trade in the secondary market at times when the Funds do not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Funds accept purchase and redemption orders. To the extent that the underlying securities held by the Funds trade on an exchange that is closed when the securities exchange on which the Funds’ shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.
There can be no assurance that the Funds’ shares will continue to trade on a stock exchange or in any market or that the Funds’ shares will continue to meet the requirements for listing or trading on any exchange or in any market, or that such requirements will remain unchanged. Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.
During a “flash crash,” the market prices of the Fund’s shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in the Fund’s shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices.
Shares of the Funds, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.
Premium/discount: Shares of the Funds may trade at prices other than NAV. Shares of the Funds trade on stock exchanges at prices at, above or below their most recent NAV. The NAV of each Fund is calculated at the end of each business day and fluctuates with changes in the market value of each Funds’ holdings since the most recent calculation. The trading prices of the Funds’ shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. As a result, the trading prices of the Funds’ shares may deviate significantly from NAV during periods of market volatility.
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Any of these factors, among others, may lead to the Funds’ shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Funds in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV. However, because shares can be created and redeemed in Creation Units at NAV, the Adviser believes that large discounts or premiums to the NAV of the Funds are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that each Fund’s shares normally will trade on stock exchanges at prices close to each Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with each Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or extreme market volatility may result in trading prices for shares of the Funds that differ significantly from their NAV.
Cost of buying or selling Fund shares: Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you may incur the cost of the “spread,” that is, the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.
Midsize Companies: While midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for greater price volatility are the less certain growth prospects of midsize companies, the lower degree of liquidity in the markets for such securities and the greater sensitivity of midsize companies to changing economic conditions. In addition, midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying loans, particularly those with floating interest rates.
New Fund: The Funds are newly or recently established and have no performance history as of the date of this Prospectus. There can be no assurance that the Funds will grow to or maintain an economically viable size, which could result in the Funds being liquidated at any time without shareholder approval and at a time that may or may not be favorable for all shareholders.
Non-diversification Risk: The Funds are each subject to non-diversification risk. In order to closely track the composition of their respective underlying indexes, each Fund’s total assets may be invested in multiple issuers representing more than 5% of the Fund’s total assets. As a result, a Fund may become non-diversified under the Investment Company Act of 1940, as amended (1940 Act), although it continues to hold multiple stocks across a number of sectors. A Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and a Fund’s shares may experience significant fluctuations in value.
Preferred Stock Risk: A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.
Real Estate Investment Trusts: A REIT is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests. A REIT is not subject to federal income tax on its net income and net realized gains that are distributed to its shareholders, provided it complies with certain requirements of the Code. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest
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payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of net income and net realized gains under the Code or to maintain their exemption from registration under the 1940 Act. Foreign REITs could possibly fail to qualify for any beneficial tax treatments available in their local jurisdictions. Failure to meet these requirements may have adverse consequences on a Fund. For example, Japanese REITs (J-REITs) are subject to complex tax regulation in Japan and a failure to comply with those requirements could disqualify the J-REIT from special tax benefits and reduce the amount available for distribution to J-REIT investors. The value of REIT common shares may decline when interest rates rise. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain.
Most equity REITs receive a flow of income from property rentals, which, after covering their expenses, they pay to their shareholders in the form of dividends. Equity REITs may be affected by changes in the value of the underlying property they own, while mortgage REITs may be affected by the quality of any credit they extend. REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities. Some REIT securities may be preferred stock, which receives preference in the payment of dividends.
Sovereign Debt Risk: Sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the size of the governmental entity’s debt position in relation to the economy, its policy toward international lenders or the failure to put in place economic reforms required by multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There may be no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
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Additional Information About Performance Benchmarks
The annual total return of each Fund is compared to broad-based securities market index(es) and/or composite index to assess risk and performance. The following summary provides additional information regarding the index(es) to which each Fund’s performance is compared. Each index is unmanaged and not available for direct investment. The information for each benchmark is as of [October 31, 2026].
Equity Index ETF: The Fund’s performance is compared to the Bloomberg 500 Index.
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The Bloomberg 500 Index is a float market-cap weighted benchmark of the 500 most highly capitalized U.S. companies.
Value Equity Index ETF: The Fund’s performance is compared to the Russell 1000® Index and the Russell 1000® Value Index.
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The Russell 1000® Index measures the performance of the large capitalization segment of the U.S. equity universe. The Russell 1000® Index is a subset of the Russell 3000® Index, which is designed to represent approximately 98% of the investable U.S. equity market. It includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 1000® is constructed to provide a comprehensive and unbiased barometer of the large capitalization segment and is completely reconstituted annually to ensure new and growing equities are included.
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The Russell 1000® Value Index measures the performance of the large capitalization value segment of the U.S. equity universe. It includes those Russell 1000 companies with relatively lower price-to-book ratios, lower Institutional Brokers’ Estimate System (I/B/E/S) forecast medium term (two year) growth and lower sales per share historical growth (five years). The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large capitalization value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.
Growth Equity Index ETF: The Fund’s performance is compared to the Russell 1000® Index and the Russell 1000® Growth Index.
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The Russell 1000® Index measures the performance of the large capitalization segment of the U.S. equity universe. The Russell 1000® Index is a subset of the Russell 3000® Index, which is designed to represent approximately 98% of the investable U.S. equity market. It includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 1000® is constructed to provide a comprehensive and unbiased barometer of the large capitalization segment and is completely reconstituted annually to ensure new and growing equities are included.
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The Russell 1000® Growth Index measures the performance of the large capitalization growth segment of the U.S. equity universe. It includes those Russell 1000 companies with relatively higher price-to-book ratios, higher Institutional Brokers’ Estimate System (I/B/E/S) forecast medium term (two year) growth and higher sales per share historical growth (five years). The Russell 1000® Growth Index is constructed to provide a comprehensive and unbiased barometer for the large capitalization growth segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.
International Equity Index ETF: The Fund’s performance is compared to the Bloomberg Developed Markets ex-North America Large & Mid Cap Index – Net.
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The Bloomberg Developed Markets ex-North America Large & Mid Cap Index – Net is a free-float market capitalization-weighted equity benchmark designed to measure the performance of large- and mid-cap developed markets outside of North America. The Bloomberg Index covers approximately the top 85% of the market capitalization of the measured market.. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
Disclaimers:
“Bloomberg®” and the indices referenced herein (the Indices, and each such index, an Index) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the Index (collectively, Bloomberg), and/or one or more third-party providers (each such provider, a Third-Party Provider) and have been
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licensed for use for certain purposes to GuideStone (the Licensee). To the extent a Third-Party Provider contributes intellectual property in connection with the Index, such third-party products, company names and logos are trademarks or service marks, and remain the property of such Third-Party Provider.
The financial products referenced herein (the Financial Products) are not sponsored, endorsed, sold or promoted by Bloomberg or any Third-Party Provider. Neither Bloomberg nor any Third-Party Provider makes any representation or warranty, express or implied, to the owners of or counterparties to the Financial Products or any member of the public regarding the advisability of investing in securities generally or in the Financial Products particularly. The only relationship between Bloomberg, Third-Party Providers, and the Licensee is the licensing of certain trademarks, trade names and service marks and of the Index, which is determined, composed and calculated by BISL without regard to the Licensee or the Financial Products. Bloomberg has no obligation to take the needs of the Licensee or the owners of the Financial Products into consideration in determining, composing or calculating the Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Financial Products to be issued. Neither Bloomberg nor any Third-Party Provider shall have any obligation or liability, including, without limitation, to the customers of the Financial Products, or in connection with the administration, marketing or trading of the Financial Products.
NEITHER BLOOMBERG NOR ANY THIRD-PARTY PROVIDER GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO AND SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. NEITHER BLOOMBERG NOR ANY THIRD-PARTY PROVIDER MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FINANCIAL PRODUCTS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA RELATED THERETO. NEITHER BLOOMBERG NOR ANY THIRD-PARTY PROVIDER MAKES ANY EXPRESS OR IMPLIED WARRANTIES AND EACH EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, THIRD-PARTY PROVIDERS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE FINANCIAL PRODUCTS OR INDICES AND BLOOMBERG, ANY THIRD-PARTY PROVIDER, THEIR LICENSORS, AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES— WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
The constituents of the Russell 1000® Value Index and Russell 1000® Growth Index were used by the Adviser and Sub-Adviser as the starting universe for selection of the companies in the GuideStone Funds Value Equity Index ETF and GuideStone Funds Growth Equity Index ETF, respectively. Frank Russell Company (Licensor or FTSE Russell)) is not the “administrator” of each of the GuideStone Funds Value Equity Index ETF and GuideStone Funds Growth Equity Index ETF for the purposes of Regulation (EU) 2016/1011 of the European Parliament and the Council of 8 June 2016 on indices used as benchmarks in financial instruments and financial contracts or to measure the performance of investment funds) in the European Union (the EU Benchmarks Regulations) or the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 which transposed the EU Benchmark Regulation into UK Law (the UK Benchmarks Regulations) (collectively, the Benchmarks Regulations) and does not in any way sponsor, support, promote or endorse the GuideStone Funds Value Equity Index ETF or the GuideStone Funds Growth Equity Index ETF. Licensor was not and is not involved in any way in the creation, calculation, maintenance or review of the GuideStone Funds Value Equity Index ETF or the GuideStone Funds Growth Equity Index ETF. The constituents of the Russell 1000® Value Index and Russell 1000® Growth Index were provided on an “as is” basis. FTSE Russell, its affiliates and any other person or entity involved in or related to compiling, computing or creating the constituents of the Russell 1000® Value Index and Russell 1000® Growth Index (collectively, the FTSE Russell Parties) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose).
GuideStone Funds Prospectus | 37

FTSE Russell does not make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the constituents of the Russell 1000® Value Index and Russell 1000® Growth Index (upon which the GuideStone Funds Value Equity Index ETF and the GuideStone Funds Growth Equity Index ETF, respectively, are based), (ii) the figure at which the GuideStone Funds Value Equity Index ETF or the GuideStone Funds Growth Equity Index ETF is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the constituents of the Russell 1000® Value Index and Russell 1000® Growth Index for the purpose to which it is being put in connection with the GuideStone Funds Value Equity Index ETF or the GuideStone Funds Growth Equity Index ETF, respectively.
FTSE Russell has not provided and will not provide any financial or investment advice or recommendation in relation to the constituents of the Russell 1000® Value Index and Russell 1000® Growth Index or GuideStone Funds Value Equity Index ETF and the GuideStone Funds Growth Equity Index ETF to the Adviser or to its clients. The Russell 1000® Value Index and Russell 1000® Growth Index are calculated by FTSE Russell or its agent. FTSE Russell shall not be (a) liable (whether in negligence or otherwise) to any person for any error in relation to the constituents of the Russell 1000® Value Index and Russell 1000® Growth Index or (b) under any obligation to advise any person of any error therein.
Without limiting any of the foregoing, in no event shall any FTSE Russell Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the constituents of the Russell 1000® Value Index, Russell 1000® Growth Index, the GuideStone Funds Value Equity Index ETF and the GuideStone Funds Growth Equity Index ETF.
38 | GuideStone Funds Prospectus

Management of the Funds
Adviser
What is a manager of managers?
The Adviser does not make the day-to-day investment decisions for the Funds. Rather, it retains the services of an experienced investment management firm (a Sub-Adviser) to do so. The Adviser continuously monitors the performance of the Sub-Adviser and allocates the assets of each Fund.

[GuideStone Capital Management, LLC, an affiliate of GuideStone, is located at 5005 Lyndon B. Johnson Freeway, Suite 2200, Dallas, Texas 75244-6152] and serves as the Adviser to the Funds, under its Advisory Agreement with the Trust and subject to the supervision of the Board of Directors. GuideStone was established in 1918 and exists to assist churches and other ministry organizations by making available retirement plan services, life and health coverage, risk management programs and personal and institutional investment programs. For the Adviser, [ ], serve as portfolio managers for the Funds. [ ] are officers of the Adviser and have worked for the Adviser for more than five years. Information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership in the Funds can be found in the SAI.
The Adviser provides or oversees the provision of all investment advisory and portfolio management services to the Funds. The Adviser has supervisory responsibility for the management and investment of each Fund’s assets and develops overall investment strategies for the Funds. As further discussed below, the Adviser’s management responsibilities also include the evaluation, selection and monitoring of the Sub-Adviser.
With respect to the Funds, the Adviser is a “manager of managers” and continuously monitors the performance and operations of the Sub-Adviser and the allocation of the assets of the Funds to the Sub-Adviser. The Adviser oversees the Sub-Adviser’s adherence to its stated investment strategies and compliance with the relevant Fund’s investment objective, policies and limitations. The Adviser is responsible for overseeing the Sub-Adviser and recommending their hiring to the Board of Directors. The appointment of any new sub-adviser must be approved by the Board of Directors. The Trust has been granted an order from the SEC to allow the approval of new sub-advisers and sub-advisory agreements without shareholder approval, provided that shareholders of the applicable Fund will be notified of such change within 90 days. Subject to the conditions of a separate order from the SEC, the Board and the Adviser may enter into and materially amend sub-advisory agreements with sub-advisers that have been approved by the vote of a majority of the members of the Board at a non-in-person meeting. The Funds may not enter into a sub-advisory agreement with an “affiliated person” of the Adviser (as that term is defined in the 1940 Act) (Affiliated Sub-Adviser) unless the sub-advisory agreement with the Affiliated Sub-Adviser, including compensation, is also approved by the affected Fund’s shareholders. The Adviser also monitors continuity in the Sub-Adviser’s operations and changes in investment personnel and senior management and performs due diligence reviews of the Sub-Adviser. The Adviser also has the authority to give investment instructions for the purpose of facilitating the transition of Fund assets, for instance, if another sub-adviser were to be hired. A discussion regarding the basis for the approval of the Advisory and/or Sub-Advisory Agreement by the Board of Directors will be available in the Funds' reports filed on Form N-CSR for the fiscal period ended December 31, 2026.
During the fiscal year ended December 31, 2026, each Fund is expected to pay monthly aggregate management fees to the Adviser and its Sub-Adviser at the following annual percentage rate of its average daily net assets.
Fund	Management Fee*
Equity Index ETF	[ ]%
Value Equity Index ETF	[ ]%
Growth Equity Index ETF	[ ]%)
International Equity Index ETF	[ ]%

*
Refer to each Fund’s summary prospectus for current management fee information.
GuideStone Funds Prospectus | 39

[The Adviser has agreed to reimburse expenses to the extent needed to limit total annual Fund operating expenses (Expense Limitation) as reflected in the table below for the following Funds:
Fund	Contractual Expense Limitation
Equity Index ETF	[ ]%
Value Equity Index ETF	[ ]%
Growth Equity Index ETF	[ ]%
International Equity Index ETF	[ ]%
The Expense Limitation for each Fund applies to direct Fund operating expenses only and does not include interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and expenses incurred in connection with the short sales of securities. Should it be needed, the Expense Limitation for the Funds will remain in place until [November, 30, 2036]. Pursuant to these agreements, the Adviser may be repaid expenses it previously reimbursed within three years from the date on which the Adviser has made such reimbursement so long as that repayment does not cause a Fund to exceed the Expense Limitation in place on the date on which (i) the expenses were reimbursed; or (ii) the repayment would be made, whichever is lower.]
[The Adviser has claimed exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (CEA), with respect to each Fund and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA in its management of each Fund.]
Sub-Adviser
What is a Sub-Adviser?
The Sub-Adviser makes the day-to-day investment decisions for a Fund’s assets that it manages, subject to the supervision of the Adviser and the Board of Directors. The Sub-Adviser continuously reviews, supervises and administers its own investment program.

Below is a list of each Fund’s Sub-Adviser and respective staff who are jointly and primarily responsible for the day-to-day management of a Fund’s assets. Information about portfolio manager compensation, other accounts managed by the portfolio managers and portfolio manager ownership in the Funds can be found in the SAI.
Equity Index ETF:
Value Equity Index ETF:
Growth Equity Index ETF:
International Equity Index ETF:
40 | GuideStone Funds Prospectus

Service Providers
Adviser: [GuideStone Capital Management, LLC, which has its principal business address at 5005 Lyndon B. Johnson Freeway, Suite 2200, Dallas, Texas 75244-6152,] supervises the overall management of the Funds’ investment activities.
Sub-Adviser: [ ], makes the day-to-day investment decisions for the Funds.
Distributor: Ultimus Fund Distributors, LLC (Distributor), which has its principal business address at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, facilitates the distribution of the Funds’ shares.
Fund Administrator and Fund Accounting Agent: [ ], provides facilities, equipment and personnel to carry out administrative services related to the Funds and calculates the Funds’ NAVs.
Transfer Agent: [ ], processes and records purchases and redemptions of Creation Units.
Custodian: [ ], serves as custodian of the assets of the Funds. The custodian settles all portfolio trades.
Securities Lending Agent: [ ], serves as securities lending agent for the Funds and administers a securities lending program pursuant to the terms of a securities lending agency agreement.
GuideStone Funds Prospectus | 41

Shareholder Information
How Share Price is Calculated
The trading prices of the Funds’ shares in the secondary market generally differ from the Funds' NAV and are affected by market forces such as supply and demand, economic conditions and other factors.
Calculating NAV
The NAV of the Funds is determined by deducting the Funds’ liabilities from the total assets of the portfolios. The NAV per share is determined by dividing the total NAV of the Funds by the number of shares outstanding.
What is the Net Asset Value or “NAV”?
NAV =	Assets – Liabilities
Outstanding Shares
The Funds calculate the NAV per share each business day as of the close of trading (normally 4:00 p.m. Eastern time) on days when the [ ] (Exchange) is open for business. The Funds do not calculate the NAV on days that the Exchange is closed for trading, which include New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds’ NAV per share is readily available online at [www.GuideStoneFunds.com].
Each Fund generally values its assets based upon official closing prices, market quotations or estimates of value provided by an independent pricing service as of the time as of which the Fund’s share price is calculated. Equity securities are generally valued at the last sale price or official closing price on the exchange or market where the security principally trades. Assets that are denominated in foreign currencies are valued daily in U.S. dollars at the current foreign currency exchange rates. In certain cases, significant events that occur after certain markets have closed may render prices unreliable. Such significant events may include circumstances such as major U.S. market moves, geopolitical events, natural disasters, or company-specific announcements. The Funds do not use systematic fair valuation methodologies. However, when a Fund believes a market price does not reflect a security’s true value, the Fund may substitute a fair value estimate through procedures established by, or under the direction of, the Board of Directors. A Fund may also use these procedures to value securities that do not have a readily available current market value. Using fair value methods to price securities may result in a value that is different from the prices used by other funds to calculate their NAVs. Each Fund is subject to the risk that it has valued certain of its securities at a higher price than it can sell them.
A Fund may include portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The NAV for shares of the International Equity Index ETF may change on days when an investor will not be able to purchase or sell shares.
Investments by the Funds in other registered investment companies are valued based upon the NAV of those registered investment companies (which may use fair value pricing as discussed in their prospectuses).
The Board of Directors has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act. The Adviser, as the valuation designee, performs the fair value determinations relating to Fund investments, subject to oversight by the Board of Directors. The Adviser, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of a Fund's investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. The Adviser has established a valuation committee to assist with its designated responsibilities as valuation designee.
Premium/Discount and Share Information
Once available, information regarding how often the Shares of the Funds are traded on a national securities exchange at a price above (i.e., at a premium to) or below (i.e., at a discount to) the NAV of the Funds; the Funds’ per share NAV and the median bid-ask spread of the Shares can be found at [GuideStoneFunds.com].
42 | GuideStone Funds Prospectus

Creations and Redemptions
Prior to trading in the secondary market, shares of the Funds are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 25,000 shares (50,000 shares for the International Equity Index ETF) or multiples thereof. An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Funds or one of its service providers (AP Agreement) that allows such member or participant to place orders for the purchase and redemption of Creation Units. Authorized Participants may create or redeem Creation Units for their own accounts or for customers, including, without limitation, affiliates of the Funds. All orders for the creation or redemption of Creation Units for the Funds must be placed by or through an Authorized Participant that has entered into an AP Agreement with Ultimus Fund Distributors, LLC, the Funds’ Distributor (Distributor).
A creation transaction, which is subject to acceptance by the Distributor or its agents, generally takes place when an Authorized Participant deposits into each Fund a designated portfolio of securities, assets or other positions and/or an amount of cash (which may include cash in lieu of certain securities, assets or other positions) in exchange for a specified number of Creation Units.
Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other positions and/or an amount of cash (which may include cash in lieu of certain securities, assets or other positions). Except when aggregated in Creation Units, shares are not redeemable by the Funds.
The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP Agreement.
Creation and redemption baskets may differ and the Funds will accept “custom baskets.” More information regarding custom baskets is contained in the Funds’ SAI. As a result of any system failure or other interruption, creation or redemption orders either may not be executed according to the Funds’ instructions or may not be executed at all, or the Funds may not be able to place or change such orders. Information about the procedures regarding creations and redemptions of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Funds’ SAI.
Because new shares may be created and issued on an ongoing basis, at any point during the life of each Fund a “distribution,” as such term is used in the Securities Act of 1933, as amended (Securities Act), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is available only with respect to transactions on a national securities exchange.
In accordance with the Trust’s Trust Instrument, Guidestone will, at all times, directly or indirectly, own, control or hold the power to vote at least 60% of the outstanding shares of the Trust. The Trust shall refuse to accept any investment in any fund of the Trust, if, after such investment, Guidestone would not own control or hold with power to vote at least 60% of the outstanding shares of the Trust.
Cash Redemptions
A Fund may pay out the proceeds of redemptions of Creation Unit Aggregations solely in cash or through any combination of cash, securities, or other instruments. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of the shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction
GuideStone Funds Prospectus | 43

fee and additional charge for requested cash redemptions, to offset the Funds’ brokerage and other transaction costs associated with the disposition of Fund securities).
Duplicate Mailing to Same Household
Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preferences of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Distributions
What is net investment income?
Net investment income generally consists of interest and dividends a Fund earns on its investments less accrued expenses.
[Dividends from net investment income, including any net foreign currency gains, generally are declared and paid at least [annually] and any net realized capital gains are distributed at least [annually]. In order to comply with the distribution requirements of the Code, dividends may be declared and paid more frequently than annually for the Funds.
Dividends and other distributions on Shares are distributed on a pro rata basis to beneficial owners of such Shares. Dividend payments are made through DTC participants to beneficial owners then of record with proceeds received from the Funds. Dividends and security gain distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional Shares.
No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Funds for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares purchased in the secondary market. ]
Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in their SAI and on the Funds’ website at [GuideStoneFunds.com].
Taxes
This section only summarizes some important federal income tax considerations that may affect your investment in a Fund. If you invest in a Fund through a Tax-Advantaged Account, special tax rules apply. You are urged to consult your tax adviser regarding the effects of an investment in a Fund on your tax situation.
Federal Income Tax. As long as a Fund meets the requirements for being treated as a “regulated investment company” under the Code, which each Fund has done since inception and intends to continue to do, it pays no federal income tax on the net earnings and net realized gains it distributes to its shareholders. Each Fund will notify you following the end of each calendar year of the amount of dividends and other distributions paid to you that year.
If you are a taxable investor, dividends and distributions are generally taxable to you as ordinary income, capital gains or some combination of both, whether dividends and distributions are reinvested in additional Fund shares or received in cash. A Fund's dividends from net investment income and distributions from the excess of net short-term capital gain over net long-term capital loss that you receive generally are taxable to you as ordinary income. The Funds’ dividends attributable to their “qualified
44 | GuideStone Funds Prospectus

dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Funds satisfy certain holding period and other restrictions) and reported by the Funds as such, generally will be subject to federal income tax for individual and certain other non-corporate shareholders at capital gain tax rates (generally, a maximum of 20% depending on a shareholder’s filing status and taxable income). A Fund’s distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to you as long-term capital gain, regardless of the length of time you have held your shares.
Unless you invest through a Tax-Advantaged Account, you should be aware that if you purchase Fund shares shortly before the record date for any dividend or other distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.
A sale or exchange of your Fund shares is a taxable event for you. Depending on the price at which you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions. The exception, once again, is a Tax-Advantaged Account.
An individual is required to pay a 3.8% federal tax on the lesser of (1) the individual’s “net investment income,” which generally will include dividends and other distributions a Fund pays and gains recognized from the sale of Fund shares, or (2) the excess of the individual’s “modified adjusted gross income” over $200,000 for single taxpayers ($250,000 for married persons filing jointly). This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. Shareholders should consult their own tax advisers regarding the effect, if any, this provision may have on their investment in Fund shares.
Cost Basis Reporting. Federal law requires that shareholders’ cost basis, gain/loss, and holding period be reported to the IRS and to shareholders on the Consolidated Form 1099s when “covered” securities are sold. Covered securities are any registered investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.
For those securities defined as “covered” under current IRS cost basis tax reporting regulations, accurate cost basis and tax lot information must be maintained for tax reporting purposes. This information is not required for Shares that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method. Shareholders should contact their financial intermediaries with respect to reporting of cost basis and available elections for their accounts.
Backup Withholding. By law, the Fund will be required in certain cases to perform backup withholding on any distributions of income or proceeds from the sale of Fund shares if you do not provide your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
Sales of Exchange-Listed Shares. Currently, any capital gain or loss realized on the sale of Fund shares generally is treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.
Taxes on Creation and Redemption of Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered plus any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities and the amount of cash received. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Authorized Participants exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.
GuideStone Funds Prospectus | 45

Authorized Participants that create or redeem Creation Units will be sent a confirmation statement showing how many shares they purchased or sold and at what price.
Under current federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less.
If a Fund redeems Creation Units in part or entirely in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.
State and Local Income Taxes. You should consult a tax adviser concerning state and local tax laws, which may produce different consequences from those under the federal income tax law.
Additional Information
The Board of Directors oversees generally the operations of the Funds. The Trust enters into contractual arrangements with various parties, including among others, the Adviser, Sub-Adviser, custodian, transfer agent and accountants, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them directly against the service providers or to seek any remedy under them directly against the service providers.
This Prospectus provides information concerning the Funds that you should consider in deciding whether to purchase Fund shares. Neither this Prospectus nor the SAI is intended, nor should be read, to be or create an arrangement or contract between the Trust or a Fund and any investor, or to create any rights in a shareholder or other person other than any rights under federal or state law that may not be waived.
The Funds are not sponsored, endorsed, sold or promoted by any national securities exchange. No national securities exchange makes any representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. No national securities exchange has any obligation or liability in connection with the administration, marketing or trading of the Funds.
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker-dealers who are not “underwriters” but are participating in a distribution (as contrasted with ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms
46 | GuideStone Funds Prospectus

that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on [ ] is satisfied by the fact that the prospectus is available at [ ] upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.
GuideStone Funds Prospectus | 47

Financial Highlights
There are no financial highlights for the Funds because they commenced operations during the current fiscal year, as noted by the date of this Prospectus.
48 | GuideStone Funds Prospectus

Glossary
Acquired Fund Fees and Expenses — Fees and expenses attributable to any company in which a mutual fund (or ETF) invests or has invested during the relevant fiscal period that (a) is an investment company or (b) would be an investment company under Section 3(a) of the 1940 Act but for sections 3(c)(1) and 3(c)(7) of the 1940 Act. In the event the fees and expenses incurred indirectly by a mutual fund as a result of investment in shares of one or more acquired funds do not exceed 0.01% of the average net assets of that mutual fund, the mutual fund may include these fees and expenses under the sub-caption “Other expenses” in the mutual fund’s fee table. Total annual fund operating expenses reflected in a mutual fund’s fee table may not correlate to the ratio of expenses to average net assets reported in a mutual fund’s financial highlights table, which reflects the operating expenses of a mutual fund and does not include Acquired Fund Fees and Expenses.
American Depositary Receipt (ADR) — Receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and are publicly traded on exchanges or over-the-counter markets in the U.S.
Annualize — The conversion of a cumulative rate of return to an annual rate of return that includes the effect of compounded returns, for periods other than a one-year period. For example, a cumulative return of 21% over two years would convert into an annualized return of 10% per annum, even though each annual return may have looked nothing like 10%. For example, if an investment earned -2% in year one and 23.5% in year two, the compound annual return would be 10%.
Authorized Participant – Financial institutions, which are typically large broker-dealers, who enter into contractual relationships with exchange-traded funds (ETFs) to buy and redeem creation units of ETF shares.
Basis Point — One basis point is 0.01%, or 1/100 of a percentage point. Thus 100 basis points equal 1% percent.
Benchmark — Any basis of measurement, such as an index, that is used by an investment manager as a yardstick to assess the risk and performance of a portfolio. For example, the S&P 500® Index is a commonly used benchmark for U.S. large capitalization equity portfolios.
Bid Price/Ask Price – The term “bid” refers to the highest price a buyer will pay to buy a specified number of shares of a stock at a given time. The term “ask” refers to the lowest price at which a seller will sell the stock.
Capital Gain/Loss — A realized gain or loss calculated at the time of sale or maturity of any capital asset. Refers to the profit or loss attributable to the difference between the purchase and sale price.
Concentration Risk — Risk associated with a relatively high exposure to a certain security position, sector, industry and/or country.
Correlation — The statistical measure which indicates the tendency of two variables moving together.
Creation Units – Large blocks of shares in an ETF usually sold in in-kind exchanges to Authorized Participants.
Credit Risk — A risk that an issuer may default on its securities causing a loss to the debt holder.
Currency Exchange Rate — A quotation used to indicate the value of a foreign currency relative to one unit of local currency.
Currency Risk — Foreign investments bear the risk of the local market and the foreign exchange rate. Risk associated with exposure to a certain currency that declines in value. Changes in currency exchange rates relative to the U.S. dollar may negatively affect the value of foreign investments.
Current Income — Money that is received on an ongoing basis from investments in the form of dividends, interest, rents or other income sources.
Default Risk — Risk that an issuer will be unable to timely meet interest and principal payments.
GuideStone Funds Prospectus | 49

Developed Markets — Financial markets in countries with developed economies. Examples include, but are not limited to, the United States, United Kingdom, Germany, France and Japan.
Dividend — Earnings distributed to shareholders. Mutual fund and ETF dividends are paid out of income from a fund’s investments.
Dividend Yield — Yield is determined by dividing the amount of annual dividends per share by the current market price per share of stock.
Equity — Represents ownership interest possessed by shareholders in a corporation. Synonymous with stock.
Exchange-Traded Funds (ETFs) — ETFs are open-end investment companies (or unit investment trusts) whose shares are listed for trading on a national securities exchange or the NASDAQ National Market System.
Expense Ratio — Expressed as a percentage, provides the investor the total cost for fund operating expenses and management fees.
Federal Deposit Insurance Corporation (FDIC) — Federal agency established in 1933 that guarantees (within limits) funds on deposit in member banks and thrift institutions and performs other functions to facilitate mergers or prevent failures.
Fixed Income Securities — A security that pays a fixed-rate of return. Usually refers to government, corporate or municipal bonds, which pay a fixed-rate of interest until the bonds mature, and to preferred stock, paying a fixed dividend.
Foreign Issuers — Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
Forward Contracts — A privately negotiated contract permitting the holder to purchase or sell a specified amount of a financial instrument or foreign currency on a predetermined future date at a predetermined price.
Futures Contracts — A standardized agreement to buy or sell a specified amount of a financial instrument, such as a U.S. Treasury security, an equity security or foreign currency, or good at a particular price on a stipulated future date. The price is established on an organized exchange and the potential gain/loss is realized each day (marking to market). Interest rate futures contracts are a type of financial futures contract that calls for the future delivery of U.S. government securities or index-based futures contracts. The value of interest rate futures contracts changes in response to changes in the value of the underlying security or index, which depends primarily on prevailing interest rates.
Global Depositary Receipt (GDR) — Receipt for shares in a foreign based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the U.S. and Latin America to offer shares in many markets around the world.
Hedging — The practice of undertaking one investment activity in order to protect against losses in another.
Illiquid Securities — A security that cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
Indirect Fees and Expenses — Fees and expenses borne indirectly by a mutual fund or ETF shareholder through his/her investment in a mutual fund or ETF that owns acquired funds.
Inflation — The rate at which the general level of prices for goods and services rises, and correspondingly, purchasing power falls.
Interest — Cost of using money, expressed as a rate per period of time, usually one year, in which case it is called an annual rate of interest.
50 | GuideStone Funds Prospectus

Interest Rate Risk — Risk that changes in interest rates may adversely affect the value of an investor’s securities portfolio. When interest rates rise, the market value of fixed income instruments (such as bonds) may decline. Similarly, when interest rates decline, the market value of fixed income instruments may increase.
International Equity Securities — Investments in non-U.S. stocks or equity securities.
Maturity — The date at which a debt instrument is due and payable.
Money Market Instruments — Such instruments include high quality, short-term debt instruments. Among other quality requirements, a money market instrument must mature in 397 days or less.
Net Asset Value (NAV) — The market value of a fund share. For the Funds, this value is net of all expenses. For each Fund, the NAV is calculated after the close of the exchanges each day by taking the closing market value of all securities owned plus all other assets such as cash, subtracting liabilities, then dividing the result (total net assets) by the total number of outstanding shares.
Passive Management — A style of investment management that seeks to attain performance equal to the market or a particular index. In pure index funds, no judgments are made about future market movements, although more sophisticated managers usually offer tilted portfolios.
Political Risk — Risk associated with uncertain political environments when investing in securities. Political risks tend to be greater in foreign markets than the U.S. market .
Price-to-Book (P/B) Ratio — The weighted average of the P/B ratios of all the stocks in a fund’s portfolio. Generally, a high P/B ratio indicates the price of the stock exceeds the actual worth of the company’s assets, while a low P/B ratio indicates the stock is relatively cheap.
Price-to-earnings (P/E) Ratio — A stock’s market price divided by its current or estimated future earnings per share. A fundamental measure of the attractiveness of a particular security versus all other securities as determined by the investing public. The higher the P/E, the more investors are paying, and therefore the more earnings growth they are expecting. The lower the ratio relative to the average of the stock market, the lower the (market’s) profit growth expectations.
Principal — Face amount of a debt instrument on which interest is either owed or earned.
Real Estate Investment Trust (REIT) — A REIT is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests. REITs are not subject to federal income tax on net income and net realized gains that are distributed to shareholders, provided they comply with certain requirements of the Code.
REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.
Record Date — Date on which a shareholder must officially own shares in order to be entitled to a dividend.
Securities Lending — A program of lending eligible securities from the portfolios to approved borrowers in return for a fee.
Standard Deviation — A statistical measurement of distribution around an average, which depicts how widely returns varied over a certain period of time. Investors use the standard deviation of historical performance to try to predict the most likely range of returns. When a fund has a high standard deviation, the predicted range of performance is wide, implying greater volatility.
Total Return — Return on an investment including both appreciation/(depreciation) and interest or dividends.
GuideStone Funds Prospectus | 51

Transfer Agent —The agent that processes and records purchases and sales of Creation Units. [ ] serves as transfer agent for the Funds.
Turnover — Statistical ratio measuring the amount of transactions within a portfolio over a given time period.
U.S. Securities and Exchange Commission (SEC) — An independent federal government agency created by an act of Congress, entitled the “Securities Exchange Act of 1934,” as the regulator of the securities markets. The SEC is responsible for protecting investors, maintaining fair and orderly functioning of the securities markets, and facilitating capital formation. The SEC may bring civil actions against alleged violators of federal securities laws and regulations, either in federal court or before an administrative judge.
52 | GuideStone Funds Prospectus

For More Information
You can learn more about the Funds by requesting the following free documents:
Statement of Additional Information (SAI): Provides additional information about the Funds’ policies, investment restrictions, risks and business structure. The SAI is incorporated by reference into this Prospectus (i.e., is legally considered a part of this Prospectus).
Annual/Semi-Annual Report to Shareholders and Form N-CSR Filed with the SEC: Additional information about the Funds’ investments is available in the SAI and in the Annual and Semi-Annual Reports to Shareholders of the Funds and in Form N-CSR as they become available. The Annual Report to Shareholders provides a discussion of market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.
If you have questions, need information about your account or would like to request these free documents, contact your broker-dealer [or GuideStone® by phone at 1-888-GS-FUNDS (1-888-473-8637) from 7 a.m. to 6 p.m. CT, Monday through Friday] or by mail at:
GuideStone Funds
5005 Lyndon B. Johnson Freeway, Suite 2200
Dallas, TX 75244-6152
Visit our website at [GuideStoneFunds.com] to access the Prospectus, SAI and Annual/Semi-Annual Reports to Shareholders.
You may also get free copies by:
●
Accessing them on the EDGAR Database on the SEC’s website —
http://www.sec.gov.
●
Requesting copies (you will be charged a duplicating fee) via electronic request by emailing publicinfo@sec.gov.

Funds distributed by Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450, Cincinnati, OH 45246
[1-888-GS-FUNDS (1-888-473-8637)]
[GuideStoneFunds.com]
5005 LBJ Freeway, Ste. 2200, Dallas, TX 75244-6152

811-10263	© 2026 GuideStone Funds®	2318	[11/26]

Statement of Additional Information (SAI)
[November 30, 2026]

	TICKER	EXCHANGE
EXCHANGE-TRADED FUNDS
Equity Index ETF	[GSEF]
Value Equity Index ETF	[GSVF]
Growth Equity Index ETF	[GSGF]
International Equity Index ETF	[GSXF]
The Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the Funds’ current Prospectus dated [November 30, 2026], and as amended from time to time. When available, you can obtain a free copy of the current Prospectus, Annual Report and Semi-Annual Report on our website at [GuideStoneFunds.com] or by calling [1-888-GS-FUNDS (1-888-473-8637)].

Statement of Additional Information

History of the Funds
GuideStone Funds® (Trust), formerly AB Funds Trust, is an open-end management investment company organized as a Delaware statutory trust on March 2, 2000. On September 13, 2005, AB Funds Trust changed its name to GuideStone Funds. The Trust has established 31 series, four of which are described in this SAI (each, a Fund and collectively, the Funds). Each Fund described herein is a separate exchange-traded fund (ETF) with its own investment objective, strategies and risks. The other series of the Trust are separate mutual funds and described in a different prospectus and SAI.
The Funds offer and issue shares at net asset value (NAV) per share only in aggregations of a specified number of shares (each, a Creation Unit or a Creation Unit Aggregation), generally in exchange for a basket of securities included in a Fund’s underlying index (Deposit Securities), together with the deposit of a specified cash payment (Cash Component). The shares of the Funds (Shares) are, or will be, listed and expected to be traded on [] (the Exchange). Authorized Participants may create or redeem Creation Units for their own accounts or for customers, including, without limitation, affiliates of the Funds.
Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a Cash Component. The number of Shares per Creation Unit of each Fund are as follows:
Fund	Number of Shares per Creation Unit
Equity Index ETF	25,000
Value Equity Index ETF	25,000
Growth Equity Index ETF	25,000
International Equity Index ETF	50,000
The Trust reserves the right to offer a “cash” option for creations and redemptions of Shares. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to 105% of the market value of the missing Deposit Securities. The required amount of deposit may be changed by [GuideStone Capital Management, LLC] ([GSCM or] Adviser) from time to time. See the “Purchase and Redemption of Creation Units” section of this SAI for further discussion. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be in addition to the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the U.S. Securities and Exchange Commission (SEC) applicable to management investment companies offering redeemable securities.
Exchange Listing and Trading
A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.
Shares of the Funds are listed for trading on the Exchange and trade throughout the day on the Exchange and other secondary markets. There can be no assurance that the Funds will continue to meet the listing requirements of the Exchange. [The Exchange may, but is not required to, remove the Shares of the Funds from its listing if (1) following the initial 12-month period beginning upon the commencement of trading of the Funds, there are fewer than fifty (50) record and/or beneficial holders of each Fund for thirty (30) or more consecutive trading days; (2) the value of the underlying index on which a Fund is based is no longer calculated or available; or (3) any other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of the Fund.]

GuideStone Funds

As is the case of other publicly-traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.
Description of Investments and Risks
The following should be read in conjunction with the Fund Summary of each Fund in the Funds’ Prospectus, specifically the sections entitled “Investment Objective,” “Principal Investment Strategies,” “Principal Investment Risks” and “Additional Information About Principal Strategies and Risks.” Unless otherwise defined in this SAI, the capitalized terms used herein have the respective meanings assigned to them in the Prospectus.
You should understand that all investments involve risk and that there can be no guarantee against loss resulting from an investment in the Funds. Unless otherwise indicated, all percentage limitations governing the investments of the Funds apply only at the time of a transaction.
[GSCM serves as the investment adviser to the Funds and is an affiliate of GuideStone Financial Resources of the Southern Baptist Convention (GuideStone®)]. The Funds are series of an open-end, management investment company as defined in the Investment Company Act of 1940, as amended (1940 Act). The Funds may each become non-diversified solely as a result of a change in relative market capitalization or index weightings of one or more constituents of their respective underlying indexes. Rather than making the day-to-day investment decisions for the Funds, the Adviser acts as a manager of managers and retains an investment management firm (Sub-Adviser) to do so. The Sub-Adviser employs portfolio managers to make the day-to-day investment decisions regarding portfolio holdings of the Funds. The Sub-Adviser may invest in all the instruments or use all the investment techniques permitted by the Funds’ Prospectus and this SAI or invest in such instruments or engage in such techniques to the full extent permitted by the Funds’ investment policies and restrictions.
In accordance with GuideStone's Christian values, the Funds do not invest in any company that is publicly recognized (as determined by GuideStone) for offering products or services that are incompatible with the Christian values of GuideStone, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling. The Adviser receives and analyzes information from multiple sources (including through various third-party screening platforms, news sources and feeds, the Bible and company websites and financial disclosures) on the products and services of companies in a Fund's investment universe and utilizes this information to determine which companies should be prohibited for investment by it or a Sub-Adviser. The Funds may not be able to take advantage of certain investment opportunities due to these restrictions. This policy may not be changed without the approval of GuideStone as the holder of a majority of the outstanding shares of the Trust.
Affiliated Persons. Instrument selection and the ability to engage in transactions with preferred counterparties or service providers is restricted by the 1940 Act's provisions related to transactions with Fund affiliates. An affiliated person of a Fund's Sub-Adviser is considered to be an affiliated person of that Fund, and as such, that Sub-Adviser cannot engage its affiliated person as a prime broker or over-the-counter (OTC) counterparty for that Fund. In addition, a counterparty's own affiliations and conflicts could restrict its ability to provide the Funds with desired products or services. For example, affiliates of investment banks may be unable to provide derivatives tied to the securities of companies that the investment bank is advising. This could result in strategy implementation using different instrument types or counterparties than what the Sub-Adviser would otherwise have used or might use for accounts that are not registered investment companies.
Cash Management. Each Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments and money market funds. To the extent a Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securites.
Statement of Additional Information

Cybersecurity Risk. With the increased use of technologies such as the internet and the dependence on computer systems to perform necessary business functions, the Funds and their service providers may be more susceptible to operational and related risks through breaches in cybersecurity. A cybersecurity incident may refer to intentional or unintentional events that allow an unauthorized party to gain access to a Fund’s assets, customer data or proprietary information, or cause a Fund or a Fund’s service providers (including, but not limited to, the Adviser, distributor, fund accountant, custodian, transfer agent, Sub-Adviser and financial intermediaries) to suffer data corruption or lose operational functionality. A cybersecurity incident could, among other things, result in the loss or theft of customer data or the Funds, customers or employees being unable to access electronic systems (denial of services), loss or theft of proprietary information or corporate data, physical damage to a computer or network system or remediation costs associated with system repairs.
Any of these results could have a substantial adverse impact on a Fund and its shareholders. For example, if a cybersecurity incident results in a denial of service, Fund shareholders could lose access to their electronic accounts and be unable to buy or sell Fund shares for an unknown period of time, and employees could be unable to access electronic systems to perform critical duties for a Fund, such as trading, NAV calculation, shareholder accounting or fulfillment of Fund share purchases, sales and redemptions. Cybersecurity incidents could cause a Fund or Fund service provider to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures or financial loss of a significant magnitude and could result in allegations that a Fund or Fund service provider violated privacy and other laws. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Fund invests, counterparties with which a Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. Risk management systems and business continuity plans seek to reduce the risks associated with cybersecurity in the event there is a cybersecurity breach, but there are inherent limitations in these systems and plans, including the possibility that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. Furthermore, a Fund does not control the cybersecurity systems and plans of the issuers of securities in which a Fund invests or the Fund’s third-party service providers or trading counterparties or any other service providers whose operations may affect a Fund or its shareholders.
In addition, the rapid development and increasingly widespread use of artificial intelligence (AI) technologies, including machine learning models and generative AI, may adversely impact markets, the overall performance of a Fund's investments or the services provided to a Fund by its service providers. For example, issuers in which a Fund invests and/or service providers to the Funds may use and/or expand the use of AI technologies in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability and/or an adverse effect on business operations. AI technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through the use of AI could be insufficient, incomplete, inaccurate or biased and lead to adverse effects for a Fund, including, potentially, operational errors and investment losses.
Additionally, the use of AI technologies could impact the market as a whole, including through the use of AI by malicious actors for market manipulation, fraud and cyberattacks. The use of AI technologies may face regulatory scrutiny in the future, which could limit the development of AI and impede the growth of companies that develop the use of AI. Actual usage of AI technologies by a Fund's service providers and issuers in which a Fund invests will vary. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to a Fund.
Depositary Arrangements. The International Equity Index Fund may invest in American Depositary Receipts (ADRs) and regular shares of foreign companies traded and settled on U.S. exchanges and OTC markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars. They are publicly traded on exchanges or OTC in the United States.

GuideStone Funds

The Fund may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. securities issuer does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depositary and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility because fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.
In an unsponsored ADR program, there may also be several depositaries with no defined legal obligations to the non-U.S. company. The duplicate depositaries may lead to marketplace confusion because there would be no central source of information for buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.
Investments in ADRs involve certain risks not typically involved in purely domestic investments. These risks are set forth in the section entitled “Foreign Securities and Obligations” in this SAI.
The International Equity Index ETF may also invest in European Depositary Receipts (EDRs), International Depositary Receipts (IDRs) and Global Depositary Receipts (GDRs). These are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and are usually denominated in foreign currencies. They may not be denominated in the same currency as the securities they represent. Generally, EDRs, GDRs and IDRs are designed for use in the foreign securities markets. Investments in EDRs, GDRs and IDRs involve certain risks not typically involved in purely domestic investments, including currency exchange risk. These risks are set forth in the section entitled “Foreign Securities and Obligations” in this SAI.
The International Equity Index ETF may also invest in other forms of depositary receipts that are certificates issued by non-U.S. institutions evidencing ownership of underlying foreign securities, including non-voting depositary receipts (NVDRs). Such depositary receipts may or may not be traded in a secondary market, and, as is the case with the NVDRs, might only be redeemable by the issuer. Investments in these depositary receipts may provide economic exposure to the underlying security, but may be less liquid and more volatile than the underlying securities. In addition, investments in these depositary receipts are subject to many of the same risks associated with investing directly in foreign securities. These risks are set forth in the section entitled “Foreign Securities and Obligations” in this SAI. Investments in these depositary receipts, particularly NVDRs, may not entitle the holders to vote the underlying shares.
Faith-based Investing. In accordance with GuideStone’s Christian values, the Funds do not invest in any company that is publicly recognized (as determined by GuideStone) for offering products or services that are incompatible with the Christian values of GuideStone, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling. The Adviser receives and analyzes information from multiple sources (including through various third-party screening platforms, news sources and feeds, the Bible and company websites and financial disclosures) on the products and services of companies in the Fund’s investment universe and utilizes this information to determine which companies should be prohibited for investment by it or a Sub-Adviser. Faith-based investing, in accordance with the GuideStone stated policy, is an integral part of the investment program of the Trust. The implementation of the Funds’ faith-based investment guidelines is overseen by members of the Adviser’s executive and senior management team.
It is important to understand that in certain cases it may be more difficult to implement the Funds’ faith-based investment guidelines. Faith-based investing outside the United States is often more challenging due to a vastly larger universe of securities and varying laws and regulations governing disclosure requirements. Generally, there is less information available to the public about the business activities and practices of foreign companies. As a result, it is more difficult to effectively apply investing guidelines abroad than it is in the United States. In addition, it can be more difficult to implement the Funds’ faith-based investment guidelines with respect to portfolios that are managed using quantitative investment management processes. The Adviser consistently evaluates portfolios for companies that violate the guidelines and places these companies on a restricted list as it becomes aware of them. There is also the possibility that a company held by a Fund may subsequently become
Statement of Additional Information

involved in products, services or activities, through a corporate acquisition or change of business strategy, that causes the company to become inconsistent with the Trust’s faith-based investment guidelines. Accordingly, there is the risk that, from time to time, securities acquired by a Fund subsequently will be determined to be inconsistent with the Trust’s faith-based investment guidelines. When a Fund becomes aware that it has invested in such a security, the Fund will seek to eliminate the position as soon as reasonably possible, which could result in a loss or gain to the Fund.
Foreign Currency
Foreign Currency — Generally. The Funds may invest in securities denominated in foreign currencies. The Funds may also utilize foreign currency futures contracts, which are discussed in this section. The performance of investments in securities and obligations denominated in a foreign currency will be impacted by the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy. Absent other events that could otherwise affect the value of a foreign security or obligation (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security or obligation in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security or obligation.
Although the Funds may invest in securities and obligations denominated in foreign currencies as discussed herein, their portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Fund’s NAV to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments, or central banks. They can also be affected by currency controls, or by political developments in the United States or abroad. To the extent a Fund’s total assets, adjusted to reflect its net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries. In addition, through the use of forward currency exchange contracts and other currency instruments as described below, the net currency positions of the Funds may expose them to risks independent of their securities positions. To the extent a Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater risk than it would have if it did not maintain the currency positions. The Funds are also subject to the possible imposition of exchange control regulations or freezes on the convertibility of currency.
Foreign Currency — Forward Currency Exchange Contracts. The International Equity Index ETF may enter into forward currency exchange contracts in order to hedge to the U.S. dollar and to hedge one foreign currency against changes in exchange rates for a different foreign currency. Each of these Funds may also use forward currency exchange contracts for non-hedging purposes, even if it does not own securities denominated in that currency. Forward currency exchange contracts represent an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. This allows a Fund to establish a rate of exchange for a future point in time.
When one of these Funds owns securities denominated in a foreign currency that the Sub-Adviser anticipates may decline substantially relative to the U.S. dollar or other leading currencies, the Fund may attempt to reduce this currency risk by entering into a forward currency exchange contract to sell, for a fixed amount, an amount of the foreign currency approximating the value of some or all of the Fund’s securities denominated in that foreign currency. When a Fund creates a short position in a foreign currency, it may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position.
In addition, when entering into a contract for the purchase or sale of a security, one of these Funds may enter into a forward currency exchange contract for the amount of the purchase or sale price. This protects the Fund against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

GuideStone Funds

Portfolio securities hedged by forward currency exchange contracts are still subject to fluctuations in market value. In addition, it will not generally be possible to match precisely the amount covered by a forward currency exchange contract. Additionally, the value of the securities involved will fluctuate based on market movements after the contract is entered into. Such imperfect correlation may cause a Fund to sustain losses that will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss. While forward currency exchange contracts may protect a Fund from losses resulting from movements in exchange rates adverse to the Fund’s position, they may also limit potential gains that result from beneficial changes in the value of such currency. A Fund will also incur costs in connection with forward currency exchange contracts and conversions of foreign currencies and U.S. dollars.
Forward contracts in which a Fund may engage also include non-deliverable forwards (NDFs). NDFs are cash-settled, short-term forward contracts on foreign currencies (each a Reference Currency) that are non-convertible and that may be thinly traded or illiquid. NDFs are classified as swaps and regulated as such under the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act). NDFs involve an obligation to pay an amount (Settlement Amount) equal to the difference between the prevailing market exchange rate for the Reference Currency and the agreed upon exchange rate (NDF Rate), with respect to an agreed notional amount. NDFs have a fixing date and a settlement (delivery) date. The fixing date is the date and time at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement (delivery) date is the date by which the payment of the Settlement Amount is due to the party receiving payment.
Although NDFs are similar to foreign exchange forwards, NDFs do not require physical delivery of the Reference Currency on the settlement date. Rather, on the settlement date, the only transfer between the counterparties is the monetary settlement amount representing the difference between the NDF Rate and the prevailing market exchange rate. NDFs typically may have terms from one month up to two years and are settled in U.S. dollars.
NDFs are subject to many of the risks associated with derivatives in general and forward currency transactions, including risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations. Although NDFs historically have been traded OTC, in the future, pursuant to the Dodd-Frank Act, they may be exchange-traded. Under such circumstances, they will be centrally cleared and a secondary market for them will exist. With respect to NDFs that are centrally-cleared, while central clearing is intended to decrease counterparty risk, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if the clearing organization breaches its obligations under the NDF, becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor. Even if some NDFs remain traded OTC, they will be subject to margin requirements for uncleared swaps and counterparty risk common to other swaps. For more information about the risks associated with utilizing swaps, please see the section entitled “Swaps — Generally” in this SAI.
Foreign Currency — Currency Options. The International Equity Index ETF may also write covered put and covered call options and purchase put and call options on foreign currencies, for the same purposes that they are permitted to use forward currency exchange contracts. The Fund will write or purchase currency options that are traded on U.S. or foreign exchanges or OTC.
A call option written by a Fund obligates it to sell specified currency to the holder of the option at a specified price at any time before the expiration date. A put option written by a Fund obligates it to purchase specified currency from the option holder at a specified time before the expiration date. The writing of currency options involves the risk that a Fund may be required to sell the specified currency (subject to a call) at a price that is less than the currency’s market value or to purchase the specified currency (subject to a put) at a price that exceeds the currency’s market value. The use of currency options is subject to the same risks that apply to options generally. These risks are set forth in the section entitled “Futures and Options on Futures” in this SAI.
Statement of Additional Information

The purchase of a call option would entitle a Fund to purchase specified currency at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of the currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, a Fund would realize either no gain or a loss on the purchase of the call option. A Fund may forfeit the entire amount of the premium plus related transaction costs if exchange rates move in a manner adverse to the Fund’s position.
The Fund may, for example, purchase put options in anticipation of a decline in the dollar value of currency in which securities in its portfolio are denominated. The purchase of a put option would entitle a Fund to sell a specific currency at a specified price during the option period. This is meant to offset or hedge against a decline in the dollar value of such portfolio securities due to currency exchange rate fluctuations. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise, a Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying currency.
Foreign Securities and Obligations. The International Equity Index ETF invests primarily in the securities of foreign issuers.
Investment in foreign securities and obligations involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States and in investments denominated in foreign currencies. Market risk involves the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of a Fund’s investment in foreign stocks. The holdings of a Fund’s investments in fixed income securities will be sensitive to changes in interest rates and the interest rate environment. Generally, the prices of bonds and debt securities fluctuate inversely with interest rate changes.
Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability.
Future political and economic developments, the possible imposition of withholding taxes on dividend and interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or the adoption of other governmental restrictions might adversely affect an investment in foreign securities or obligations. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements. For a discussion of risks and instruments related to foreign currency, see the section entitled “Foreign Currency” in this SAI.
Investment in foreign securities and obligations may involve higher costs than investment in U.S. securities and obligations. Investors should understand that the expense ratios of the International Equity Index ETF generally can be expected to be higher than those of Funds investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher costs of custody of foreign securities, higher commissions paid on comparable transactions in foreign markets, costs arising from delays in settlements of transactions and the imposition of withholding taxes by foreign governments on dividends and interest payable on a Fund’s foreign portfolio securities. To the extent those taxes are not offset by credits or deductions allowed to investors under the federal income tax law (such as a Fund’s pass-through to its shareholders of foreign taxes it pays — see “Taxation — General” in this SAI), they may reduce the net return to the shareholders.
More specific disclosure related to investments in certain countries or geographic regions is provided below:
Europe. Investing in European countries may impose economic and political risks associated with Europe in general and the specific European countries in which it invests. The economies and markets of European countries

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are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. European Union (EU) member countries are required to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the emerging markets materials sector countries. Although certain European countries do not use the euro, many of these countries are obliged to meet the criteria for joining the eurozone. Consequently, these countries must comply with many of the restrictions noted above. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal and Spain. In order to prevent further economic deterioration, certain countries, without prior warning, can institute “capital controls.” Countries may use these controls to restrict volatile movements of capital entering and exiting their country. Such controls may negatively affect a Fund’s investments. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in countries other than those listed above. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the euro and non-EU member countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching and could adversely impact the value of investments in the region.
In June 2016, the United Kingdom (UK) approved a referendum to leave the EU, commonly referred to as “Brexit,” which sparked depreciation in the value of the British pound, short-term declines in global stock markets, and heightened risk of continued worldwide economic volatility. The United Kingdom officially left the European Union on January 31, 2020. There is significant uncertainty regarding Brexit's ramifications and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict.
Israel and Russia. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, has the potential to adversely impact a Fund’s investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events and other implications cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in a Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
Japan. Japanese investments may be significantly affected by events influencing Japan’s economy and changes in the exchange rate between the Japanese yen and the U.S. dollar. Japan’s economy fell into a long recession in the 1990s. After a few years of mild recovery in the mid-2000s, Japan’s economy fell into another recession as a result of the recent global economic crisis. Japan is heavily dependent on exports and foreign oil. Furthermore, Japan is located in a seismically active area, and in 2011 experienced an earthquake of a sizeable magnitude and a tsunami that significantly affected important elements of its infrastructure and resulted in a nuclear crisis. Since these events, Japan’s financial markets have fluctuated dramatically. The full extent of the impact of these events
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on Japan’s economy and on foreign investment in Japan is difficult to estimate. Japan’s economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.
Futures and Options on Futures
Futures and Options on Futures — Generally. The Funds may purchase or sell (1) put and call options on securities, indexes and other financial instruments; and (2) futures contracts and options thereon. The Funds may enter into such futures transactions on domestic exchanges. The Funds may enter into such futures transactions on domestic exchanges and generally may do so on foreign exchanges as well. However, certain products listed on foreign exchanges require special regulatory approval before being offered or sold to persons located in the United States. Futures (and options thereon) on broad-based stock indexes must be approved by the Commodity Futures Trading Commission (CFTC). Security futures (futures on single securities or narrow-based indexes) may only be offered and sold in accordance with guidance issued by the CFTC and SEC. Debt obligations of a foreign government must be designated as an exempted security by the SEC under SEC Rule 3a12-8 before a futures contract or option thereon can be offered or sold in the United States. In addition, the Funds may invest and reinvest in long or short positions in any of the instruments contemplated in this section.
Futures and Options on Futures — Futures Contracts Generally. A futures contract may generally be described as an agreement between two parties to buy and sell a specified quantity of a particular instrument, such as a security, currency or index, during a specified future period at a specified price. When interest rates are rising or securities prices are falling, a Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when they affect anticipated purchases.
Although futures contracts by their terms generally call for the actual delivery or acquisition of the underlying instrument or the cash value of the instrument, in most cases, the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying or selling, as the case may be, on a commodities exchange an identical futures contract calling for delivery in the same period. Such a transaction, which is executed through a member of an exchange, cancels the obligation to make or take delivery of the instrument or the cash value of the instrument underlying the contractual obligations. Such offsetting transactions may result in a profit or loss, and a Fund may incur brokerage fees when it purchases or sells futures contracts. While each Fund’s futures contracts will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying instrument whenever it appears economically advantageous for it to do so.
The use of options and futures is subject to applicable regulations of the SEC and CFTC and the several exchanges upon which they are traded. In addition, a Fund’s ability to use options and futures may be limited by tax considerations. For more information, see the section entitled “Taxation” in this SAI. The Adviser has claimed exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (CEA), with respect to each Fund and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA in its management of each Fund.
Under Rule 4.5, if a Fund uses commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC) the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase) may not exceed 5% of a Fund’s NAV, or alternatively, the aggregate net notional value of those positions, as determined at the time the most recent position was established, may not exceed 100% of the Fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). In addition, to qualify for an exclusion, a Fund must satisfy a marketing test, which requires, among other things, that a Fund not hold itself out as a vehicle for trading commodity interests. Each Fund is subject to the risk that a change in

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U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of a Fund’s operation and/or change the competitive landscape. In this regard, any further amendments to the CEA or its related regulations that subject a Fund to additional regulation may have adverse impacts on a Fund’s operations and expenses.
Futures and Options on Futures — Options Generally. Options may relate to particular securities, foreign and domestic securities indexes, financial instruments, foreign currencies or the yield differential between two securities.
Such options may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (OCC). A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price before the expiration of the option, regardless of the market price of the security. A premium is paid to the writer by the purchaser in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell and a writer the obligation to buy the security at the stated exercise price before the expiration date of the option, regardless of the market price of the security.
In addition, some swaps are, and more in the future will be, centrally cleared. Swaps that are centrally cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. For example, a swap investment by a Fund could lose margin payments deposited with the clearing organization, as well as the net amount of gains not yet paid by the clearing organization, if the clearing organization breaches the swap agreement with the Fund or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the Fund may be entitled to the net amount of gains the Fund is entitled to receive, plus the return of margin owed to it, only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the Fund.
Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.
A Fund’s obligation to sell an instrument subject to a covered call option written by it, or to purchase an instrument subject to a secured put option written by it, may be terminated before the expiration of the option by the Fund’s execution of a closing purchase transaction. This means that a Fund buys on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a closing purchase plus related transaction costs may be greater than the premium received upon the original option, in which event the Fund will experience a loss. There is no assurance that a liquid secondary market will exist for any particular option. A Fund that has written an option and is unable to effect a closing purchase transaction will not be able to sell the underlying instrument (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned instrument is delivered upon exercise. The Fund will be subject to the risk of market decline or appreciation in the instrument during such period.
Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. The amount of this asset or liability will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund will realize a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or
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loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the liability related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss.
There are several other risks associated with options. For example, there are significant differences among the securities, currency and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded OTC or on an exchange, may be absent for reasons that include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the OCC may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
Futures and Options on Futures — Financial Futures Contracts. Financial futures contracts are simply futures contracts that obligate the holder to buy or sell a financial instrument, such as a U.S. Treasury security, an equity security or foreign currency, during a specified future period at a specified price. A sale of a financial futures contract means the acquisition of an obligation to sell the financial instrument called for by the contract at a specified price on a specified date. A purchase of a financial futures contract means the acquisition of an obligation to buy the financial instrument called for by the contract at a specified price on a specified date.
Futures and Options on Futures — Stock Index Futures Contracts. A stock index futures contract is a type of financial futures contract that obligates the seller to provide (or receive) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis, and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract’s value. No physical delivery of the underlying stocks in the index is made in the future.
For example, a Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its equity securities that might otherwise result. When a Fund is not fully invested in stocks and it anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of stocks that it intends to buy.
Futures and Options on Futures — Options on Futures Contracts. The acquisition of put and call options on futures contracts will give a Fund the right, but not the obligation, to sell or to purchase, respectively, the underlying futures contract for a specified price at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.
Futures and Options on Futures — Options on Stock Index Futures. The Funds may buy and sell call and put options on stock index futures. Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the

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settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.
Futures and Options on Futures — Cover Requirements. To the extent a Fund enters into a futures contract, it will deposit in a segregated account with the futures commission merchant (FCM), cash or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract, as required by the relevant contract market and FCM. The futures contract will be marked-to-market daily. If the value of the futures contract declines relative to the Fund’s position, the Fund will be required to pay to the FCM an amount equal to such change in value. If the Fund has insufficient cash, it may have to sell portfolio securities at a time when it may be disadvantageous to do so in order to meet such daily variations in margins.
Futures and Options on Futures — Future Developments. The Funds may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments that are not presently contemplated for use by the Funds or that are not currently available but that may be developed, to the extent such opportunities are both consistent with the Funds’ investment goals and legally permissible for the Funds.
Illiquid Investments and Restricted Securities. A Fund will invest no more than 15% of the value of its net assets in illiquid investments. An “illiquid investment” means any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. For example, repurchase agreements maturing in more than seven days are illiquid securities.
Subject to these limitations, each Fund may invest in restricted securities where such investment is consistent with the Fund’s investment objective, and such securities are considered liquid to the extent the Adviser or Sub-Adviser determines that there is a liquid institutional or other market for such securities, such as restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act), and for which a liquid institutional market has developed.
Restricted securities are securities that may not be sold to the public without registration under the 1933 Act or an exemption from registration. Restricted securities involve certain risks, including the risk that a secondary market may not exist when a holder wants to sell them. In addition, the price and valuation of these securities may reflect a discount because they are perceived as having less liquidity than the same securities that are not restricted. If a Fund suddenly has to sell restricted securities, time constraints or lack of interested, qualified buyers may prevent the Fund from receiving the value at which the securities are carried on its books at the time of the sale. Alternatively, the Adviser or Sub-Adviser may sell unrestricted securities it might have retained if the Fund had only held unrestricted securities.
Interfund Borrowing and Lending. The SEC has granted the Trust an exemptive order to allow each Fund to participate in a credit facility whereby each Fund, under certain conditions, would be permitted to lend money directly to and borrow directly from other Funds for temporary purposes. The Trust has not implemented the interfund credit facility. It is anticipated that the credit facility, if implemented, will provide a borrowing Fund with savings at times when the cash position of the Fund is insufficient to meet temporary cash requirements. This situation could arise when redemptions by Authorized Participant(s) exceed anticipated volumes and certain Funds have insufficient cash on hand to satisfy such redemptions. However, redemption requests normally are satisfied immediately. The credit facility would provide a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities.
Investment Companies and Business Development Companies. Each Fund may invest in shares of other registered investment companies (e.g., open-end mutual funds, closed-end funds and ETFs), and business development companies (BDCs) to the extent permitted by the 1940 Act and the rules thereunder. Because each Fund may serve as an acquired fund of one or more mutual fund series of the Trust, Rule 12d1-4(b)(3) under the 1940 Act prohibits each Fund from purchasing or otherwise acquiring the securities of an investment company if
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immediately after such purchase or acquisition, the securities of investment companies owned by the acquired fund have an aggregate value in excess of 10% of the value of the total assets of the Fund. However, this 10% limitation does not apply to investments by a Fund in: money market funds in reliance on Rule 12d1-1; a subsidiary that is wholly owned and controlled by the Fund; securities received as a dividend or as a result of a plan of reorganization of a company; debt securities issued by CLOs; or securities of another investment company received pursuant to exemptive relief from the SEC to engage in interfund borrowing and lending transactions.
In reliance on Rule 12d1-1 under the 1940 Act and subject to all of the conditions thereunder, each Fund may invest an unlimited amount of its otherwise uninvested cash and cash collateral received in connection with securities lending in shares of affiliated or unaffiliated money market funds that are limited to investing in the types of securities and other investments in which a money market fund may invest under Rule 2a-7 under the 1940 Act and undertake to comply with all the other requirements of Rule 2a-7, subject to the conditions of Rule 12d1-1.
When investing in securities of other investment companies or BDCs, a Fund will be indirectly exposed to all the risks of such funds’ portfolio investments. As a shareholder in an investment company or BDC, a Fund would bear its pro rata share of that fund’s expenses, including operating costs and investment advisory and administration fees. Investment in funds that are listed and traded on an exchange (e.g., closed-end funds, ETFs and BDCs) could involve the acquisition of shares at a premium above the NAV of the fund.
Investment Companies — Exchange-Traded Funds. An ETF is a fund or class, the shares of which are listed and traded on a national securities exchange, and that has formed and operates in reliance on Rule 6c-11 under the 1940 Act or under an exemptive order granted by the SEC. An ETF represents a portfolio of securities (or other assets) generally designed to track a particular market index or other referenced asset. ETFs also may be actively managed. The risks of owning an ETF generally reflect the risks of owning the underlying portfolio securities or other financial instruments the ETF holds, although lack of liquidity in an ETF’s shares could result in the price of those shares being more volatile than the ETF’s underlying portfolio. In addition, there is the risk that an ETF may fail to closely track the index, if any, that it is designed to replicate. Although the market price of an ETF’s shares is related to the ETF’s underlying portfolio assets, shares of ETFs (like shares of closed-end funds and BDCs) can trade at a discount or premium to NAV. In addition, a failure to maintain the exchange listing of an ETF’s shares and substantial market or other disturbances could adversely affect the value of such securities. Because ETFs are listed on an exchange, they may be subject to trading halts.
Large Shareholders. Shares held by large shareholders, including an Authorized Participant and institutional accounts managed by the Adviser’s affiliates, as well as shares held by other Funds of the Trust, may from time to time represent a substantial portion of a Fund’s assets. Accordingly, a Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such large shareholders. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a Fund’s performance. In the event of such redemptions or investments, a Fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Redemptions by these shareholders, or a high volume of redemption requests generally, may further increase a Fund’s liquidity risk. Such transactions may increase a Fund’s brokerage and/or other transaction costs and affect the liquidity of a Fund’s portfolio. In addition, when funds of funds (e.g., certain mutual fund series offered by the Trust) or other investors own a substantial portion of a Fund’s shares, a large redemption by such an investor could cause actual expenses to increase, or could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Redemptions of Fund shares could also accelerate a Fund’s realization of capital gains (which would be taxable to its shareholders when distributed to them) if sales of securities needed to fund the redemptions result in net capital gains. The impact of these transactions is likely to be greater when a Fund of Funds or other significant investor purchases, sells or owns a substantial portion of a Fund’s shares. A high volume of redemption requests can impact a Fund the same way as the transactions of a single shareholder with substantial investments. In addition, transactions by large shareholders may account for a large percentage of trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

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Master Limited Partnerships. The Funds may invest in master limited partnerships (MLPs). MLPs are publicly-traded partnerships primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. Because MLPs are partnerships, investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price, resulting from regulatory changes or other reasons.
Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements, may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price, and investment in those MLPs may restrict a Fund’s ability to take advantage of other investment opportunities. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns, which may affect the overall performance of a Fund.
Investing in MLPs involves certain risks related to investing in their underlying assets and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. MLPs are subject to various risks related to the underlying operating companies they control, including dependence upon specialized management skills and the risk that such companies may lack or have limited operating histories. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. Many MLPs are also subject to regulatory risks due to the imposition of various federal, state and local environmental laws and health and safety laws as well as laws and regulations specific to their particular activities.
A Fund must recognize income that is allocated from underlying MLPs for federal income tax purposes, even if the Fund does not receive cash distributions from the MLPs in an amount necessary to pay such tax liability. In addition, part of a distribution received by a Fund as the holder of an MLP interest may be treated as a “return of capital,” which would reduce the Fund’s adjusted tax basis in the interests and thus result in an increase in the amount of gain (or decrease in the amount of loss) the Fund will recognize for federal income tax purposes on the sale of all or part of the interest or on subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from the MLP may require the Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued.
MLPs generally do not pay federal income tax at the partnership level, subject to the application of certain partnership audit rules. Rather, each partner is allocated a proportionate share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for federal income tax purposes, which would result in the MLP being required to pay federal income tax (as well as state and local income taxes) on its taxable income. The treatment of an MLP as a corporation for federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. If any MLP in which a Fund invests were treated as a corporation for those purposes, it could result in a reduction of the value of the Fund’s investment in the MLP and lower income to the Fund.
Under certain circumstances, an MLP could be deemed to be an investment company. If that occurs, the Fund’s investment in the MLP’s securities would be limited by the 1940 Act. For more information, see “Investment Companies” disclosure in this section of the SAI.
Money Market Instruments. To the extent consistent with its investment objective and strategies, each Fund may invest a portion of its assets in short-term high-quality instruments. In addition, each Fund may invest its cash reserves in shares of money market funds. The SEC adopted changes to the rules that govern SEC registered
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money market instruments in July 2023 that impact the manner in which money market instruments are operated. These changes may affect the investment strategies, performance, yield, operating expenses and continued viability of money market instruments in which a Fund may invest.
Portfolio Turnover Rate. The higher the portfolio turnover, the higher the overall brokerage commissions, dealer mark-ups and mark-downs and other direct transaction costs incurred. The Adviser and Sub-Adviser do take these costs into account since they affect overall investment performance. However, portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings and cash requirements for redemption of shares. The Funds are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolio from time to time as business and economic conditions as well as market prices may dictate. Since the Funds have not commenced operations prior to the date of this SAI, there is no portfolio turnover history to report for the last two fiscal years.
Preferred Stocks. The Funds may invest in preferred stock. Preferred stockholders have a greater right to receive liquidation payments, and usually dividends, than do common stockholders. However, preferred stock is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock.
As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element will decline as interest rates and perceived credit risk rises. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.
Real Estate Investments. Each Fund may invest in real estate investment trusts (REITs) and other real estate-related securities. A REIT is a company dedicated to owning, and usually operating, income-producing real estate or to financing real estate.
REITs can generally be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest directly in real property, while mortgage REITs invest in mortgages on real property. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income. Generally, increases in interest rates will decrease the value of high-yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended.
Equity and mortgage REITs are dependent upon management skill and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.
Adverse economic, business or political developments affecting the real estate sector could have a major effect on the value of a Fund’s investments. REITs pool investors’ funds for investment primarily in income-producing real estate or real estate loans or interests. A tax-qualified REIT is not taxed on its net income and net realized gains it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, diversification of assets and sources of income and a requirement that it distribute to its shareholders at least 90% of the sum of its taxable income (other than net capital gain) plus certain “net income from foreclosure property” for each taxable year. A Fund will not invest in real estate directly but only in securities issued by real estate and real estate-related companies, except that a Fund may hold real estate and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the Fund’s ownership of securities issued by real estate or real estate-related companies.

GuideStone Funds

In addition, a U.S. REIT could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended (Code), or to maintain its exemption from registration under the 1940 Act, and foreign REITs could possibly fail to qualify for any beneficial tax treatments available in their local jurisdictions. For example, Japanese REITs (J-REITs) are subject to complex tax regulation in Japan and a failure to comply with those requirements could disqualify the J-REIT from special tax benefits and reduce the amount available for distribution to J-REIT investors.
Recent Market Conditions. The financial markets in which the Funds invest are subject to price volatility that could cause losses in a Fund. Market volatility may result from a variety of factors.
Global economies and financial markets are increasingly interconnected, which increases the possibilities that political, economic and other conditions (including, but not limited to, natural disasters, pandemics, epidemics and social unrest) in one country or region might adversely impact issuers in a different country or region.
For instance, the novel coronavirus (COVID-19), first detected in December 2019, rapidly became a pandemic and resulted in disruptions to the economies of many nations, individual companies and the markets in general, the overall impact of which is still undetermined. Although the World Health Organization and the United States ended their declarations of COVID-19 as a global health emergency in May 2023, the effects of COVID-19 and other such future infectious diseases in certain regions or countries may be greater or less due to the nature or level of their public health response or due to other factors. Health crises highlighted by COVID-19 or caused by future infectious diseases may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of such health crises may be quick, severe and of unknowable duration. Other epidemics and pandemics that may arise in the future could result in continued volatility in the financial markets and lead to increased levels of Fund redemptions, which could have a negative impact on the Funds and could adversely affect a Fund’s performance.
High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty.
A potential slowdown in global economic growth could impact the equity and fixed income securities markets in some ways unforeseen. Following a period of accommodative policy from the Federal Reserve involving several interest rate cuts, the Federal Reserve raised rates multiple times in an effort to combat inflation in the U.S. economy. Though the Federal Reserve has since lowered interest rates, it is unclear if such lowering will continue. Changes to the monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact a Fund's operations and return potential. The potential economic weakness across the globe could be problematic as traditional catalysts, including stimulating fiscal and monetary policies, would most likely be limited going forward which could put pressure on corporate earnings, and in turn, prices of equity securities. A synchronized global economic slowdown could also put pressure on fixed income securities as deteriorating corporate health could lead to spread widening (causing bond prices to fall) and higher default levels.
There is continuing uncertainty regarding the ramifications of Brexit. On January 31, 2020, the UK officially withdrew from the EU, subject to a transitional period that ended December 31, 2020. On May 1, 2021, the UK and EU formally entered into the EU-UK Trade and Cooperation Agreement, which principally relates to the trading of goods rather than services, including financial services. Many aspects of the future of the UK’s relationship with the EU, as well as with other countries and regions, remain subject to nascent memorandums of understanding, agreements and/or further negotiation, resulting in uncertainties relating to the UK’s future economic, trading and legal relationships. As the outcomes of such agreements and future negotiations remain unclear, the effects on the UK, EU and the broader global economy are difficult to determine at this time. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets, disruptions in supply chains and declines in UK imports and exports with EU countries. Brexit may continue to cause greater market volatility and illiquidity, currency fluctuations, impacts on arrangements for trading and on other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or
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otherwise), and in potentially lower growth for companies in the UK, EU and globally, which could adversely affect the value and liquidity of a Fund’s investments.
In addition, if one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries, or the euro, could decline significantly and unpredictably. Other economic challenges facing the region include high levels of public debt, significant rates of unemployment, aging populations and heavy regulation in certain economic sectors. European policy makers have taken unprecedented steps to respond to the economic crisis and to boost growth in the region. While certain measures have been proposed and/or implemented within the UK and EU, which are designed to minimize disruption in the financial markets, it is not currently possible to determine whether such measures will achieve their intended effects, which could negatively affect the value of a Fund's investments.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States, other nations or other governmental entities (including supranational entities) with respect to certain countries or issuers in various sectors of certain foreign countries may limit a Fund’s investment opportunities, impairing the Fund’s ability to invest in accordance with its investment strategy and/or to meet its investment objective, as well as adversely impacting the value of the impacted investments. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible for the Adviser or a Sub-Adviser to predict. Such developments could contribute to the devaluation of a country’s currency, a downgrade in the credit ratings of issuers in such country, or a decline in the value and liquidity of securities of issuers in that country. An imposition of sanctions upon, or other government actions impacting, certain countries or issuers could result in: (i) an immediate freeze on certain securities, impairing the ability of a Fund to buy, sell, receive or deliver those securities; or (ii) other limitations on a Fund’s ability to invest or hold such securities.
There have been recent instances of restrictions on investments in foreign and domestic companies. For example, on June 3, 2021, former President Biden issued an Executive Order prohibiting U.S. persons from purchasing or selling publicly traded securities (including publicly traded securities that are derivative of, or are designed to provide exposure to, such securities) of any Chinese company identified as a Chinese Military Industrial Complex Company. The universe of affected securities can change from time to time. As a result of an increase in the number of investors seeking to sell such securities, or because of an inability to participate in an investment that the Adviser or a Sub-Adviser otherwise believes is attractive, a Fund may incur losses. Certain securities that are or become designated as prohibited securities may have less liquidity as a result of such designation and the market price of such prohibited securities may decline, potentially causing losses to a Fund. Further, actions by the U.S. government, such as delisting of certain companies from U.S. securities exchanges or otherwise restricting their operations in the United States, may negatively impact the value of such securities held by a Fund. The U.S has also recently been engaged in escalating trade disputes. For example, on April 2, 2025, President Trump announced a sweeping increase in tariffs on U.S. trading partners. While President Trump announced a 90-day suspension on many of the newly implemented tariffs shortly thereafter, he simultaneously directed an increase on those levied upon certain Chinese imports. In turn, China introduced its own retaliatory tariffs on the United States. These measures are representative of escalating trade tensions between the United States and its trading partners, particularly between the United States and China. Because of their evolving nature and because the impact of these events on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces or to predict the duration of these market conditions. Unexpected political and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.
Repurchase Agreements. Each Fund may agree to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price (repurchase agreements). Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never

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be more than one year after a Fund’s acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Fund’s custodian or subcustodian (if any) or in the Fed/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose a Fund to possible loss because of adverse market action or delay and costs in connection with the disposition of the underlying obligations.
In December 2023, the SEC adopted rule amendments that require any covered clearing agency (CCA) for U.S. Treasury securities to mandate that each of its direct participants (generally banks and broker-dealers that meet certain membership criteria) submit for clearance and settlement all eligible secondary market U.S. Treasury securities transactions to which they are a counterparty. The clearing requirement extends to all repurchase and reverse repurchase agreements of such direct participants that are collateralized by U.S. Treasury securities (collectively, Treasury repo transactions) of a type accepted for clearing by a registered CCA, including both bilateral Treasury repo transactions and tri-party Treasury repo transactions for which a bank acts as agent for custody, collateral management and settlement services. These transactions had not historically been subject to mandatory central clearing, and voluntary central clearing of such transactions has generally been limited.
Treasury repo transactions entered into by a Fund with any direct participant of a CCA will be subject to this mandatory clearing requirement. Compliance with the clearing mandate for Treasury repo transactions will be required by June 30, 2027, at which time a Fund will be obligated to clear all or substantially all of its Treasury repo transactions. There are, at present, significant regulatory and operational uncertainties related to the implementation of these requirements, which may affect the cost, terms and/or availability of cleared Treasury repo transactions.
Rights and Warrants Risk. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities, and a right or warrant ceases to have value if it is not exercised prior to the expiration date. If a right or warrant held by a Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the right or warrant. The market for warrants and rights may be very limited, and there may, at times, not be a liquid secondary market for warrants and rights.
Securities Lending. The Funds may lend portfolio securities provided the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Pursuant to a Securities Lending Authorization Agreement with [ ], the Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Funds a negotiated fee. When loaning securities, the Funds retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Funds also have the ability to terminate the loans at any time and can do so in order to vote proxies or sell the securities. The Funds receive cash or U.S. government securities, such as U.S. Treasury Bills and U.S. Treasury Notes, as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The adequacy of the collateral is monitored on a daily basis, and the market value of the securities loaned is determined at the close of each business day. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term government money market fund managed by an affiliate of [ ], which invests 99.5% or more of its total assets in U.S. government securities.
The securities lending agreements with borrowers permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund. Securities lending transactions pose certain risks to the Funds. There is a risk that a borrower may default on its obligations to return loaned securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an unaffiliated or affiliated money market fund. A Fund may
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lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions.
Special Purpose Acquisition Companies. The Funds may invest in stock, warrants and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities that pool funds to seek potential acquisition opportunities. A SPAC is typically a publicly traded company that raises funds through an initial public offering (IPO) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s IPO. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market funds and similar investments. If an acquisition or merger that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC will expire worthless.
Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. An investment in a SPAC is subject to a variety of risks, including that (i) a portion of the monies raised by the SPAC for the purpose of effecting an acquisition or merger may be expended prior to the transaction for payment of taxes and other expenses; (ii) prior to any acquisition or merger, a SPAC’s assets are typically invested in U.S. government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of a Fund’s other investments; (iii) a Fund generally will not receive significant income from its investments in SPACs (both prior to and after any acquisition or merger) and, therefore, a Fund’s investments in SPACs will not significantly contribute to a Fund’s distributions to shareholders; (iv) attractive acquisition or merger targets may become scarce if the number of SPACs seeking to acquire operating businesses increases; (v) an attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders; (vi) if an acquisition or merger target is identified, a Fund may elect not to participate in, or vote to approve, the proposed transaction or a Fund may be required to divest its interests in the SPAC, due to regulatory or other considerations, in which case a Fund may not reap any resulting benefits; (vii) the warrants or other rights with respect to the SPAC held by a Fund may expire worthless or may be redeemed by the SPAC at an unfavorable price; (viii) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders and/or antitrust and securities regulators; (ix) under any circumstances in which a Fund receives a refund of all or a portion of its original investment (which typically represents a pro rata share of the proceeds of the SPAC’s assets, less any applicable taxes), the returns on that investment may be negligible, and a Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns; (x) to the extent an acquisition or merger is announced or completed, shareholders who sell their shares prior to that time may not reap any resulting benefits; (xi) a Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (xii) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (xiii) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (xiv) only a thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving a Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s intrinsic value; and (xv) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.
In addition, from time to time, a Fund may serve as an “anchor” investor by purchasing a significant portion of the units offered in a SPAC’s IPO. A Fund may also purchase private warrants from a SPAC and/or enter into a forward purchase agreement or similar arrangement through which the Fund makes a non-binding commitment to purchase additional units of the SPAC in the future. In exchange, a Fund receives certain private rights and other interests issued by a SPAC (commonly referred to as founder shares). Founder shares are generally subject to all of the risks described above (including the risk that the founder shares will expire worthless to the extent an

GuideStone Funds

acquisition or merger is not completed). Founder shares are also subject to restrictions on transferability, which significantly reduces their liquidity. In addition, a Fund may be required to forfeit all or a portion of any founder shares it holds, including, for example, (i) if the Fund does not purchase additional units of the SPAC pursuant to the terms of any forward purchase agreement it enters into; (ii) if the Fund sells shares that it purchased in the IPO prior to the SPAC effecting a merger or acquisition; or (iii) if the SPAC’s sponsor forfeits its founders shares to effect a merger or acquisition.
U.S. Government Obligations. Examples of the types of U.S. government obligations that may be acquired by the Funds include U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and stripped U.S. Treasury obligations and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Ginnie Mae, General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks and Maritime Administration. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations such as Ginnie Mae participation certificates are backed by the full faith and credit of the U.S. Treasury. However, Government-Sponsored Enterprises (GSEs), such as the Federal National Mortgage Association, or Fannie Mae, or the Federal Home Loan Mortgage Corporation, or Freddie Mac, are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or GSEs. Accordingly, there may be some risk of default by the issuer in such cases.
The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn and accelerated in connection with the U.S. government's response to the COVID-19 pandemic. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due.
Unsustainable debt levels can cause devaluations of currency, prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns, and contribute to market volatility. In addition, the high and rising national debt may adversely impact the U.S. economy and securities in which the Funds may invest. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could: increase the risk that the U.S. government may default on payments on certain U.S. government securities; cause the credit rating of the U.S. government to be downgraded or increase volatility in both stock and bond markets; result in higher interest rates; reduce prices of U.S. Treasury securities; and/or increase the costs of certain kinds of debt. For example, in May 2025, the long-term sovereign credit rating of the U.S. government was downgraded by Fitch and Moody's, citing a combination of expected fiscal deterioration, a high and growing federal debt, rising interest rates and an erosion of governance relative to peers. Future downgrades could similarly contribute to increased volatility in U.S. and international financial markets, lead to higher interest rates, put downward pressure on the market value of U.S. Treasury securities and raise the cost of borrowing across a range of debt instruments.
Warrants and Rights. The Funds may purchase warrants and rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Warrants and rights may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. The prices of warrants and rights do not necessarily correlate with the prices of the underlying shares. The purchase of warrants and rights involves the risk that a Fund could lose the purchase value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the expiration. If a warrant or right held by a Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant or right. Also,
Statement of Additional Information

the purchase of warrants and rights involves the risk that the effective price paid for the warrant or right added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. The market for warrants and rights may be very limited, and there may, at times, not be a liquid secondary market for warrants and rights.
The Equity Index ETF and the International Equity Index ETF. “Bloomberg®,” and the Bloomberg 500 Index and the Bloomberg Developed Markets ex North America Large & Mid Cap Index referenced herein (the Indices, and each such index, an Index) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the Index (collectively, Bloomberg), and/or one or more third-party providers (each such provider, a Third-Party Provider,) and have been licensed for use for certain purposes to GuideStone (Licensee). To the extent a Third-Party Provider contributes intellectual property in connection with the Indices, such third-party products, company names and logos are trademarks or service marks, and remain the property of such Third-Party Provider.
The Equity Index ETF and the International Equity Index ETF referenced herein (Financial Products) are not sponsored, endorsed, sold or promoted by Bloomberg or any Third-Party Provider. Neither Bloomberg nor any Third-Party Provider makes any representation or warranty, express or implied, to the owners of or counterparties to the Financial Products or any member of the public regarding the advisability of investing in securities generally or in the Financial Products particularly. The only relationship between Bloomberg, Third-Party Providers, and the Licensee is the licensing of certain trademarks, trade names and service marks and of the Indices, which is determined, composed and calculated by BISL without regard to the Licensee or the Financial Products. Bloomberg has no obligation to take the needs of the Licensee or the owners of the Financial Products into consideration in determining, composing or calculating the Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Financial Products to be issued. Neither Bloomberg nor any Third-Party Provider shall have any obligation or liability, including, without limitation, to the customers of the Financial Products, or in connection with the administration, marketing or trading of the Financial Products.
NEITHER BLOOMBERG NOR ANY THIRD-PARTY PROVIDER GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO AND SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. NEITHER BLOOMBERG NOR ANY THIRD-PARTY PROVIDER MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FINANCIAL PRODUCTS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA RELATED THERETO. NEITHER BLOOMBERG NOR ANY THIRD-PARTY PROVIDER MAKES ANY EXPRESS OR IMPLIED WARRANTIES AND EACH EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, THIRD-PARTY PROVIDERS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE FINANCIAL PRODUCTS OR INDICES AND BLOOMBERG, ANY THIRD-PARTY PROVIDER, THEIR LICENSORS, AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES— WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE INDICES OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF
The Growth Equity Index ETF and the Value Equity Index ETF. The constituents of the Russell 1000® Value Index and Russell 1000® Growth Index were used by GuideStone Capital Management, LLC or its affiliate as the starting universe for selection of the companies in the Value Equity Index ETF and Growth Equity Index ETF,

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respectively. Licensor is not the “administrator” of the Value Equity Index ETF and Growth Equity Index ETF for the purposes of Regulation (EU) 2016/1011 of the European Parliament and the Council of 8 June 2016 on indices used as benchmarks in financial instruments and financial contracts or to measure the performance of investment funds) in the European Union (EU Benchmarks Regulations) or the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 which transposed the EU Benchmark Regulation into UK Law (UK Benchmarks Regulations) (collectively, the Benchmarks Regulations) and does not in any way sponsor, support, promote or endorse the Value Equity Index ETF or the Growth Equity Index ETF. Licensor was not and is not involved in any way in the creation, calculation, maintenance or review of the Value Equity Index ETF or the Growth Equity Index ETF. The constituents of the Russell 1000® Value Index and Russell 1000® Growth Index were provided on an “as is” basis. FTSE Russell, its affiliates and any other person or entity involved in or related to compiling, computing or creating the constituents of the Russell 1000® Value Index and Russell 1000® Growth Index (collectively, the FTSE Russell Parties) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose).
FTSE Russell does not make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the constituents of the Russell 1000® Value Index and Russell 1000® Growth Index (upon which the Value Equity Index ETF and the Growth Equity Index ETF, respectively, are based), (ii) the figure at which the Value Equity Index ETF or the Growth Equity Index ETF is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the constituents of the Russell 1000® Value Index and Russell 1000® Growth Index for the purpose to which it is being put in connection with the Value Equity Index ETF or the Growth Equity Index ETF, respectively.
FTSE Russell has not provided and will not provide any financial or investment advice or recommendation in relation to the constituents of the Russell 1000® Value Index and Russell 1000® Growth Index or Value Equity Index ETF and the Growth Equity Index ETF to GuideStone Capital Management, LLC or to its clients. The Russell 1000® Value Index and Russell 1000® Growth Index are calculated by FTSE Russell or its agent. FTSE Russell shall not be (a) liable (whether in negligence or otherwise) to any person for any error in relation to the constituents of the Russell 1000® Value Index and Russell 1000® Growth Index or (b) under any obligation to advise any person of any error therein.
Without limiting any of the foregoing, in no event shall any FTSE Russell Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the constituents of the Russell 1000® Value Index, Russell 1000® Growth Index, the GuideStone Funds Value Equity Index ETF, and the GuideStone Funds Growth Equity Index ETF.
Investment Restrictions
In accordance with GuideStone’s Christian values, the Funds do not invest in any company that is publicly recognized (as determined by GuideStone) for offering products or services that are incompatible with the Christian values of GuideStone, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling. The Adviser receives and analyzes information from multiple sources (including through various third-party screening platforms, news sources and feeds, the Bible and company websites and financial disclosures) on the products and services of companies in a Fund’s investment universe and utilizes this information to determine which companies should be prohibited for investment by it or a Sub-Adviser. These investment restrictions may only be changed if approved by GuideStone as the holder of a majority of the outstanding shares of the Trust, and not an individual Fund.
Fundamental Investment Restrictions. The following investment restrictions are applicable to each Fund (except where otherwise noted) and are considered fundamental, which means that they may only be changed by the vote of a majority of a Fund’s outstanding shares, which as used herein and in the Prospectus, means the lesser of: (1)
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67% of such Fund’s outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of such Fund’s outstanding shares. The Funds may not:
1.
Purchase securities which would cause more than 25% of the value of a Fund’s total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, except (a) that this restriction does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities, and (b) as may be necessary to approximate the composition of its underlying index.
2.
Borrow money or issue senior securities as defined in the 1940 Act, provided that (a) a Fund may borrow money in an amount not exceeding one-third of the Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of such borrowings; (b) a Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; and (c) a Fund may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or the issuance of shares of senior securities.
3.
Purchase securities of any one issuer if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer; except as may be necessary to approximate the composition of its underlying index. Up to 25% of the Fund’s total assets may be invested without regard to this limitation, and this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.
4.
Make loans or lend securities, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction: (1) the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan; and (2) the participation of each Fund in a credit facility whereby the Funds may directly lend to and borrow money from each other for temporary purposes, provided that the loans are made in accordance with an order of exemption from the SEC and any conditions thereto, will not be considered the making of loans.
5.
Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in MBS, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation and except that a Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
6.
Underwrite securities issued by any other person, except to the extent that a Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.
7.
Purchase or sell commodities, unless acquired as a result of owning securities or other instruments, but a Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivatives. This policy does not prohibit a Fund from purchasing shares of registered investment companies or exchange-traded pooled investment vehicles that have direct or indirect commodity investments.
In addition, for purposes of a Fund's concentration policy set forth in (1) above, the Adviser or a Sub-Adviser may analyze the characteristics of any particular investment and may assign an industry or sub-industry classification consistent with those characteristics. The Adviser or a Sub-Adviser may, but need not, consider industry or subindustry classifications provided by third parties (such as the Global Industry Classification Standard (GICS®), the North American Industry Classification System (NAICS) or the Bloomberg Industry

GuideStone Funds

Classification System (BICS)) when classifying investments for purposes of a Fund's concentration policy. A Fund may use other classification titles, standards and systems from time to time, as determined in the Adviser’s discretion.
Shareholder approval will not be sought if any Fund crosses from diversified to non-diversified status in order to approximate the composition of its underlying index.
Non-Fundamental Investment Restrictions. Each Fund’s investment objective is a non-fundamental policy of the Fund. Additionally, the Funds have adopted the following non-fundamental restrictions. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy. Unless otherwise indicated, these non-fundamental restrictions apply to all the Funds.
1.
A Fund shall not invest in companies for purposes of exercising control or management.
2.
A Fund shall not purchase securities on margin, except that a Fund may obtain short-term credits necessary for the clearance of transactions and may make margin deposits in accordance with CFTC regulations in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.
3.
A Fund shall not purchase any portfolio security while borrowings representing more than 15% of the Fund’s total assets are outstanding (investment in repurchase agreements will not be considered to be loans for purposes of this restriction).
4.
A Fund shall invest no more than 15% of the value of its net assets in illiquid securities, a term which means securities that cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment in the securities and includes, among other things, repurchase agreements maturing in more than seven days.
5.
A Fund may invest in shares of investment companies only to the extent permitted by the 1940 Act and the rules thereunder and by exemptive orders granted by the SEC. If shares of a Fund are purchased by another registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(G) of the 1940 Act, or Rule 12d1-4 under the 1940 Act, for so long as shares of the Fund are held by such other investment company, the Fund will not purchase securities of registered open-end investment companies or registered unit investment trusts in an amount exceeding 10% of the acquired fund’s total net assets, subject to certain limited exceptions under Rule 12d1-4 under the 1940 Act. A Fund may invest in a money market fund in reliance on Rule 12d1-1.
6.
Each of the Funds shall not change its policies regarding the investment of 80% of its assets consistent with its name without 60 days’ prior notice to its shareholders. For purposes of determining compliance with an 80% investment policy, each of the Funds may account for a derivative position by reference to either its market value or notional value, depending upon the circumstances.
If a percentage restriction on the investment or use of assets set forth in the Prospectus or this SAI is adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation. However, notwithstanding the foregoing, borrowing for investment purposes made pursuant to Section 18(f)(1), if any, will comply with the percentage limitations imposed by that Section subsequent to the incurrence of the borrowings. As noted above, the Funds exclude “municipal securities” from their policies on industry concentration. Solely for purposes of this restriction, the Funds treat securities the interest on which is excludable from gross income for federal income tax purposes that are issued by a non-governmental issuer (such as conduit revenue bonds) as being part of the industry of which that issuer is a part, and thus subject to that restriction. It is the intention of the Funds, unless otherwise indicated, that with respect to their policies that are a result of application of law, they will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.
Statement of Additional Information

Continuous Offering
The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Funds’ distributor, Ultimus Fund Distributors, LLC (the Distributor), breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to Shares of the Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.
The Adviser or its affiliates (each, as applicable, a Selling Shareholder) may purchase Creation Unit Aggregations through a broker-dealer to “seed” (in whole or in part) the Funds as the Funds are launched or thereafter, or may purchase Shares from broker-dealers or other investors that have previously provided “seed” for the Funds when they were launched or otherwise in secondary market transactions, and because the Selling Shareholder may be deemed an affiliate of such Fund, the Shares are being registered to permit the resale of these Shares from time to time after purchase. The Funds will not receive any of the proceeds from the resale by the Selling Shareholders of these Shares.
The Selling Shareholder intends to sell all or a portion of the Shares owned by it and offered hereby from time to time directly or through one or more broker-dealers, and may also hedge such positions. The Shares may be sold on any national securities exchange on which the Shares may be listed or quoted at the time of sale, in the over-the-counter market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected in transactions, which may involve crosses or block transactions. The Selling Shareholder may use any one or more of the following methods when selling Shares:
●
ordinary brokerage transactions through brokers or dealers (who may act as agents or principals) or directly to one or more purchasers;
●
privately negotiated transactions;
●
through the writing or settlement of options or other hedging transactions, whether such options are listed on an options exchange or otherwise; and
●
Any other method permitted pursuant to applicable law.
The Selling Shareholder may also loan or pledge Shares to broker-dealers that in turn may sell such Shares, to the extent permitted by applicable law. The Selling Shareholder may also enter into options or other transactions with broker-dealers or other financial institutions or the creation of one or more derivative securities which require the

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delivery to such broker-dealer or other financial institution of Shares, which Shares such broker-dealer or other financial institution may resell.
The Selling Shareholder and any broker-dealer or agents participating in the distribution of Shares may be deemed to be “underwriters” within the meaning of Section 2(11) of the 1933 Act in connection with such sales. In such event, any commissions paid to any such broker-dealer or agent and any profit on the resale of the Shares purchased by them may be deemed to be underwriting commissions or discounts under the 1933 Act. The Selling Shareholder who may be deemed an “underwriter” within the meaning of Section 2(11) of the 1933 Act will be subject to the applicable prospectus delivery requirements of the 1933 Act.
The Selling Shareholder has informed the Funds that it is not a registered broker-dealer and does not have any written or oral agreement or understanding, directly or indirectly, with any person to distribute the Shares. Upon the Funds being notified in writing by the Selling Shareholder that any material arrangement has been entered into with a broker-dealer for the sale of Shares through a block trade, special offering, exchange distribution or secondary distribution or a purchase by a broker or dealer, a supplement to this SAI will be filed, if required, pursuant to Rule 497 under the 1933 Act, disclosing (i) the name of each Selling Shareholder and of the participating broker-dealer(s), (ii) the number of Shares involved, (iii) the price at which such Shares were sold, (iv) the commissions paid or discounts or concessions allowed to such broker-dealer(s), where applicable, (v) that such broker-dealer(s) did not conduct any investigation to verify the information set out or incorporated by reference in the Fund’s Prospectus and SAI, and (vi) other facts material to the transaction.
The Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the Securities Exchange Act of 1934, as amended (Exchange Act), and the rules and regulations thereunder, including, without limitation, to the extent applicable, Regulation M of the Exchange Act, which may limit the timing of purchases and sales of any of the Shares by the Selling Shareholder and any other participating person. To the extent applicable, Regulation M may also restrict the ability of any person engaged in the distribution of the Shares to engage in market-making activities with respect to the Shares. All of the foregoing may affect the marketability of the Shares and the ability of any person or entity to engage in market-making activities with respect to the Shares. There is a risk that the Selling Shareholder may redeem its investments in the Funds or otherwise sell its Shares to a third party that may redeem. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Funds.
Management of the Funds
The Board of Directors. The primary responsibility of the Board of Directors is to represent the interests of the shareholders of the Trust and to oversee the management of the Trust. The Board meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. Only shareholders of the Trust, by a vote of a majority of the outstanding shares, may fill vacancies or otherwise elect a Director. The Board is comprised of nine individuals, one of whom is considered an “interested” Director as defined by the 1940 Act due to his positions with the Trust, the Adviser, GuideStone and GuideStone Investment Services. The remaining Directors are deemed not to be “interested persons” of the Trust as defined by Section 2(a)(19) of the 1940 Act (Independent Directors).
Board Role in Risk Oversight. The Board’s role with respect to the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust, primarily the Adviser and its affiliates, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management. Examples of prominent risks include investment risk, liquidity risk, regulatory and compliance risks, operational risks, accounting risks, valuation risks, service provider risks and legal risks. As part of its oversight role, the Board, acting at its scheduled meetings, or the Chairman and/or Vice Chair, acting between Board meetings, interacts with and receives reports from senior personnel of service providers, including the Adviser’s Chief Investment Officer (or a senior representative of the Adviser) and portfolio management
Statement of Additional Information

personnel. The Board receives periodic presentations and reports from the Risk Manager and other senior personnel of the Adviser or its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas such as accounting, administration, anti-money laundering, cybersecurity, derivatives, liquidity, valuation, personal trading, investment research and securities lending. The Board also receives reports from counsel to the Trust and the Independent Directors’ own independent legal counsel regarding regulatory compliance and governance matters. The Board interacts with and receives reports from the Chief Compliance Officer (CCO) of the Trust, and in connection with each scheduled meeting, the Independent Directors meet separately from the Adviser and Trust management with the CCO of the Trust and independent legal counsel, on regulatory compliance matters. The Board’s oversight role does not make the Board a guarantor of the Trust’s investments or activities.
Board Leadership Structure. The Chairman and Vice Chair of the Board of Directors is each an Independent Director and holds no management position with the Trust or its Adviser, Sub-Adviser or service providers. The Board has determined that its leadership structure, in which the Chairman of the Board is an Independent Director, along with the Board’s majority of Independent Directors, is appropriate in light of the services provided to the Trust and provides the best protection against conflicts of interests with the Adviser and service providers.
Information About Each Director’s Qualifications, Experience, Attributes or Skills. GuideStone primarily provides financial products and services to persons and organizations associated with the Southern Baptist Convention. In accordance with the Trust’s organizational documents, all Directors must be active members of a Baptist church in friendly cooperation with the Southern Baptist Convention as defined in the Southern Baptist Convention Constitution and interested Directors may also be members of the Board of Trustees of GuideStone. The Trust compensates the Independent Directors and reimburses the Directors for any expenses incurred in attending meetings. The Trust does not compensate the officers for the services they provide to the Funds. The Board believes that the significance of each Director’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Director may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Director, or particular factor, being indicative of Board effectiveness. However, the Board believes that Directors need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. Experience relevant to having this ability may be achieved through a Director’s educational background; business, professional training or practice (e.g., accounting, banking, brokerage, finance or ministry); public service or academic positions; experience from service as a board member (including the Board of the Trust); senior level positions in Southern Baptist Convention member organizations such as churches or hospitals; or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations, as well as other life experiences. In identifying and evaluating nominees for the Board, the Nominating and Governance Committee also considers how each nominee would affect the composition of the Board of Directors. In seeking out and evaluating nominees, each candidate’s background is considered in light of existing board membership. The ultimate goal is a board consisting of directors with a diversity of relevant individualized expertise. In addition to providing for Board synergy, this diversity of expertise allows Directors to provide insight and leadership within the Board’s committee structure.

GuideStone Funds

The Directors and executive officers of the Trust, their years of birth, business address and principal occupations and prior directorships during the past five years are set forth in the following table.
Name (Year of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Trusteeships/ Directorships Held by Director During Past 5 Years[2]
INDEPENDENT DIRECTORS
Timothy M. Albury (1968) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director	Since 2026	Chief Financial Officer, Konovo, 2025– present; Chief Financial Officer, ConcertAI, 2024; Chief Financial Officer, AQuity Solutions, 2021 – 2023; Chief Financial Officer, Parexel/Calyx, 2020–2021.	31	None
James D. Caldwell (1955) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director	Since 2023	President, Rowling Foundation, 2024–present; Executive Vice President, TRT Holdings, Inc. (holding company of Omni Hotels), 2018 – present; Chief Executive Officer, Origins Behavioral HealthCare, LLC, 2018–2023.	31	None
Thomas G. Evans (1961) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director	Since 2020	President and Owner, Encompass Financial Services, Inc., 1985 – present.	31	None
William Craig George (1958) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director	Since 2004	Senior Vice President and Regional Credit Officer, First National Bank, 2017 – present.	31	None
Deanna A. Mankins (1971) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director	Since 2023	Retired; Chief Financial Officer, City of Zachary, 2019 –2025.	31	None
David B. McMillan (1957) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director	Since 2019	Independent Consultant, 2008 – present; Chief Executive Officer and Founder, Peridot Energy LLC, 2008 – present.	31	None
Ronald D. Murff (1953) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director	Since 2019	President, JKL Group, LLC, 2010– present; Principal, Dalcor Companies, 2012 – present.	31	None
Jill R. Rayburn (1969) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director	Since 2024	University General Counsel, North Greenville University, 2017– present; Adjunct Professor, North Greenville University, 2009 – present; Managing Partner, Richey Family, GP; Richey Girls, GP, and Richey Development, GP, 2007– present.	31	None
Statement of Additional Information

Name (Year of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Trusteeships/ Directorships Held by Director During Past 5 Years[2]
INTERESTED DIRECTOR AND OFFICER
Brandon Pizzurro (1981) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director and President	Since 2024[3]	Vice President, Chief Investment Officer, GuideStone, 2025 – present; Chief Investment Officer, GuideStone, 2024 - 2025; Director of Public Investments, GuideStone, 2021 –2024.	31	None
OFFICERS WHO ARE NOT DIRECTORS[4]
Patti Almanza (1963) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Chief Compliance Officer and AML Compliance Officer	Since 2026
Director, GSCM Compliance,
GuideStone Financial Resources,
2026– present; Independent
Compliance Consultant, Patten
Training and Review, 2024 –
2026; Chief Compliance Officer,
NFJ Investment Group/Virtus
Investment Partners, 2020 –
2024.
			N/A	N/A
Quinn Brunk (1987) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Assistant Treasurer	Since 2024	Senior Manager, Finance & Accounting, GuideStone, 2022 – present; Manager, Finance & Accounting, GuideStone, 2019 – 2022.	N/A	N/A
Joshua Chastant (1984) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Vice President – Portfolio Management	Since 2024	Managing Director, Public Markets, GuideStone, 2026 – present; Portfolio Manager, Public Markets, GuideStone, 2024– 2026; Senior Investment Analyst, GuideStone, 2021 – 2023.	N/A	N/A
Melanie Childers (1971) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Vice President — Fund Operations and Secretary	Since 2014[5]	Managing Director, Fund Operations, GuideStone, 2014 – present.	N/A	N/A
Matthew A. Wolfe (1982) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Chief Legal Officer	Since 2017[6]	Managing Director, Investments Compliance, Legal & Risk Management, GuideStone, 2020 – present.	N/A	N/A
Erin Wynne (1981) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Treasurer	Since 2016[7]	Managing Director, Financial and Tax Reporting, GuideStone, 2024 - present; Director, Financial Reporting & Analysis, GuideStone, 2015 –2024.	N/A	N/A
(1)
Each Independent Director serves until his or her resignation, removal or mandatory retirement. Each Interested Director serves until his or her resignation, removal or mandatory retirement or until he or she ceases to be a member of the Board of Trustees of GuideStone, if applicable. All Directors must retire at the end of the calendar year in which they attain the age of 80. Officers serve at the pleasure of the Board of Directors.
(2)
Directorships not included in the Trust complex that are held by a director in any company with a class of securities registered pursuant to section 12 of the Securities Exchange Act of 1934 or any company registered as an investment company under the 1940 Act.
(3)
Mr. Pizzurro has served as an Interested Director of the Trust since 2024, due to his positions with the Trust, the Adviser, GuideStone and GuideStone Investment Services. He has served as an officer of the Trust since 2021, and from 2021 to 2023, he served as Vice President - Investment Officer.
(4)
The officers of the Trust are affiliates of the Adviser due to their positions with the Adviser, GuideStone, GuideStone Investment Services and/or GuideStone Resource Management, Inc.
(5)
Ms. Childers has served as Vice President – Fund Operations since 2014. She has served as Vice President – Fund Operations and Secretary since 2021.

GuideStone Funds

(6)
Mr. Wolfe has served as Chief Legal Officer since 2017. He also served as Chief Compliance Officer from 2020 to 2025 and again from April 2026 through August 2026, during which time he also served as AML Compliance Officer.
(7)
Ms. Wynne has served as an officer of the Trust since 2016, and from 2016 to 2024, she served as Assistant Treasurer.
In addition to the information set forth in the directors and officers table and other relevant qualification, experience, attributes or skills applicable to a particular Director, the following provides further information about the qualifications and experience of each Independent Director:
Timothy M. Albury. Mr. Albury is Chief Financial Officer of Konovo, a global provider of tech-enabled market survey services to the life sciences industry. He has over 35 years of professional experience leading both private and publicly-held companies in the healthcare and life sciences industries. He also has an extensive background with private equity, mergers and acquisitions and earnings optimization. Mr. Albury holds a Bachelor of Science, summa cum laude, in Accounting from Liberty University, a Master of Science, Professional Accountancy, from the University of Miami and is a certified public accountant (CPA).
James D. Caldwell, JD. Mr. Caldwell is President of Rowling Foundation, a private charitable foundation, and an Executive Vice President of TRT Holdings, Inc. (TRT Holdings). During his tenure with TRT Holdings, Mr. Caldwell has served in several leadership roles, including Chief Executive Officer and President of Omni Hotels and Resorts for more than 15 years and President of TRT Holdings for over 12 years. He is currently Chairman of the Board of Directors of Advocates for Community Transformation (ACT) and serves on the Salvation Army Advisory Board for the North Texas Command Area. In addition, he serves on the Board of Directors of each of the Amelia Island Plantation Community Association, Inc. and the Captains Court Villas Association, Inc. Mr. Caldwell holds a Bachelor of Business Administration degree in Accounting, with the highest honors, from The University of Texas and a Doctor of Jurisprudence, with honors, from The University of Texas. He is a CPA and a member of the State Bar of Texas. Mr. Caldwell was previously a member of the Board of Trustees of GuideStone from 2004 to 2010.
Thomas G. Evans. Mr. Evans is President and Owner of Encompass Financial Services, Inc., a firm that provides business valuation and transaction management. He currently serves on the Board of Directors for i2E and past Chairman of the Board of Directors for Leadership Oklahoma and has also served as past Chairman of the Baptist Foundation of Oklahoma. Mr. Evans holds a Bachelor of Science degree in Business Administration from Northwestern Oklahoma State University, a Master of Business Administration degree from Marylhurst University and a Graduate Level Certificate in Financial Services from Seton Hall College of Law. Mr. Evans was previously a member of the Board of Trustees of GuideStone and an Interested Trustee of the Board of Trustees of the Trust (now known as the Board of Directors).
William Craig George. Mr. George has been the Chairman of the Board of Directors since January 2015 and a member of the Board of Directors since September 2004. He has been employed with First National Bank since 2017 and currently serves as Senior Vice President and Regional Credit Officer. In his role with First National Bank, Mr. George underwrites and approves loans and oversees bank loan policy and bank lending compliance. He has served on the board of the Pregnancy Life Care Center of Raleigh and on the Allocations Committee of Triangle United Way. Mr. George holds a Bachelor of Science degree in Business Administration from the University of North Carolina at Chapel Hill.
Deanna A. Mankins. Ms. Mankins served as the Chief Financial Officer of the City of Zachary, Louisiana, since early 2019, and retired effective December 31, 2025. Prior to this, she served as the Tax Manager for Postlethwaite & Netterville, APAC, where she was employed for over 21 years. She also serves as the Treasurer for the Foundation Assisting Zachary Education and is a board member of the Finance Advisory Committee for the Recreation and Park Commission of East Baton Rouge Parish. Ms. Mankins is a CPA. She holds a Bachelor of Science degree in Accounting, magna cum laude, from Louisiana State University.
David B. McMillan. Mr. McMillan is an Independent Consultant. After retiring from Eastman Chemical Company in 2008, he served as President and Chief Executive Officer (CEO) of three private equity backed startup companies, and he was also the founding partner of a company that provided management teams and consulting
Statement of Additional Information

services to small companies. Mr. McMillan has previously served as a member of the Board of Trustees of GuideStone from 2010 to 2018, where he was Chairman of the Audit Committee from 2013 to 2018; member of the Board of Trustees of GuideStone Capital Management, LLC from 2011 to 2018, where he served as Chairman from 2013 to 2018; Chairman of the Board of Trustees of GuideStone Investment Services from 2014 to 2018; and Chairman of the Board of Trustees of GuideStone Resource Management, Inc. from 2014 to 2018. He holds a Bachelor of Science degree in Chemical Engineering, cum laude, from Texas A&M University. In addition, Mr. McMillan is a member of the American Institute of Chemical Engineers.
Ronald D. Murff. Mr. Murff is the President of JKL Group, LLC, a private investment firm in Dallas, Texas. He is also a Principal of Dalcor Companies, which is active in multi-family housing, where he has served since 2012. Previously, he worked in the banking industry, including spending more than 20 years with Guaranty Bank, a $17 billion bank operating in Texas and California. He served in several executive roles, including President of the Retail Banking Group and Chief Financial Officer, and was responsible for coordinating the spinoff of the bank from its parent company in late 2007. Mr. Murff serves as an Advisory Director to the Board of the Baylor University Medical Center, a Director to the Board of the Southwest Transplant Alliance and as a Trustee to the Board of Prestonwood Baptist Church. He served on the Board of Regents of Baylor University from 2009 to 2018, serving as chair of several committees and then Chairman of the Board in 2016 and 2017. Mr. Murff has previously served on the Board of Trustees of GuideStone from June 2003 through October 2010, as an advisory director for Baylor University’s Hankamer School of Business and has served as a board member for the Federal Home Loan Bank of Dallas and the Ladybird Johnson Wildflower Center in Austin, Texas. He holds a Bachelor of Business Administration degree in Accounting from Baylor University.
Brandon Pizzurro. Mr. Pizzurro is President of the Trust, President and Chief Investment Officer of the Adviser, President of GuideStone Investment Services and serves as Vice President, Chief Investment Officer of GuideStone. He leads the GuideStone’s Investments line of business, chairs GuideStone’s Committee on Faith-Based Investing, oversees the management of unregistered alternative investments held by GuideStone and is member of other committees of GuideStone and the Adviser. Prior to his current role, Mr. Pizzurro was Director of Public Investments and the principal portfolio manager for the Funds, where he directed manager research, selection, ongoing monitoring and due diligence and is responsible for leading the analyst research team and investment process of the Adviser. He joined GuideStone in 2017 as a Senior Investment Analyst, where he performed quantitative and qualitative analysis, including research and recommendations regarding Fund structure and composition, on the Funds. Mr. Pizzurro holds a Bachelor of Business Administration degree with a double major in Finance and Real Estate from Baylor University. He is a CERTIFIED FINANCIAL PLANNERTM certificant and a member of both the CFA Institute and the CFA Society of Dallas/Fort Worth.
Jill R. Rayburn, JD. Dr. Rayburn has been Vice Chair of the Board of Directors since February 2026. She serves as the University General Counsel for North Greenville University, since 2017. In addition, she serves or has served North Greenville University as an adjunct professor, Assistant Provost for Academic Outreach and Director of Professional Programs / Title IX Coordinator from 2019 to 2020 and Director of Academic Engagement and Outreach from 2017 to 2018. Dr. Rayburn is the Managing Partner for the Richey Family, GP, Richey Girls, GP and Richey Development, GP, since 2007. She also serves on the Board of Directors of the Upstate Homeschool Co-op and the Better Business Bureau Education Foundation, and on the Credentials Committee of the Southern Baptist Convention. She holds a Bachelor of Arts, summa cum laude, in Political Science/History with a minor in Economics from King College and a Doctor of Jurisprudence, with honors, from the University of Memphis Cecil C. Humphrey School of Law.
The Board’s Committees
Currently, the Board has an Audit Committee, Compliance and Risk Committee, Investment Management Committee and a Nominating and Governance Committee. The responsibilities of each committee and its members are described below.

GuideStone Funds

Audit Committee. The Board has an Audit Committee comprised only of the Independent Directors, Ms. Mankins, Dr. Rayburn and Messrs. Albury, Caldwell, Evans, George, McMillan and Murff. Pursuant to its charter, the Audit Committee has the responsibility, among other things, to (1) appoint the Trust’s independent auditors; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements, which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. During the fiscal year ended December 31, 2025, there were three meetings of the Audit Committee.
Compliance and Risk Committee. The Board has a Compliance and Risk Committee comprised of Ms. Mankins, Dr. Rayburn and Messrs. Caldwell and Evans, all of whom are Independent Directors. Pursuant to its charter, the Compliance and Risk Committee has the responsibility, among other things, to (1) oversee generally the management of the Trust’s operational, information security, compliance, regulatory, strategic, reputational and other risks; (2) oversee generally matters relating to the Trust’s compliance controls and related policies and procedures; and (3) act as a liaison between the CCO of the Trust and the full Board when necessary and appropriate. The Compliance and Risk Committee was established in February 2015. During the fiscal year ended December 31, 2025, there were four meetings of the Compliance and Risk Committee.
Investment Management Committee. The Board has an Investment Management Committee comprised of only Independent Directors, Messrs. George, McMillan and Murff. Pursuant to its charter, the Investment Management Committee has the responsibility, among other things, to (1) review information in consideration of investment advisory and sub-advisory agreements; (2) make recommendations to the Board regarding the initial approval, reapproval or termination of investment advisory or sub-advisory agreements; (3) monitor sub-advisers to identify those that may require review by the Trust’s management or further discussion or review by the Board; and (4) serve as a liaison between the Trust’s management and the Board involving changes in a Fund’s investment objectives and strategies, changes at the Adviser or Sub-Advisers and other material developments related to the investment management of the Funds that may warrant Board consideration. The Investment Management Committee was established in August 2011. During the fiscal year ended December 31, 2025, there were four meetings of the Investment Management Committee.
Nominating and Governance Committee. The Board has a Nominating and Governance Committee, comprised only of the Independent Directors, Ms. Mankins, Dr. Rayburn and Messrs. Albury, Caldwell, Evans, George, McMillan and Murff. Pursuant to its charter, the Nominating and Governance Committee is responsible for the nomination of candidates to serve as Directors and to monitor Board governance matters. The Trust’s governing documents provide that only shareholders, by a vote of a majority of the outstanding shares, may fill vacancies in the Board or otherwise elect a Director. The Trust documents further provide that the selection and nomination of persons to fill vacancies on the Board to serve as Independent Directors shall be committed to the discretion of the Independent Directors then serving, provided that shareholders may also nominate and select persons to serve in these positions. During the fiscal year ended December 31, 2025, there were two meetings of the Nominating and Governance Committee.
Shareholders owning 50% or more of the outstanding voting securities of the Trust may submit nominations for Director candidates in writing to the attention of Melanie Childers, Vice President – Fund Operations and Secretary, GuideStone Funds, 5005 Lyndon B. Johnson Freeway, Suite 2200, Dallas, Texas 75244-6152.Security and Other Interests. The following table sets forth the dollar range of equity securities beneficially owned by each Director in all Funds in this SAI and in all registered investment companies within the Trust’s family of investment companies overseen by him, as of December 31, 2025.
Name of Director	Dollar Range of Equity Securities in each Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
INTERESTED DIRECTOR AND OFFICER
Brandon Pizzurro	NONE	Over $100,000
Statement of Additional Information

Name of Director	Dollar Range of Equity Securities in each Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
INDEPENDENT DIRECTORS
Timothy M. Albury	NONE	NONE
James D. Caldwell	NONE	NONE
Thomas G. Evans	NONE	Over $100,000
William Craig George	NONE	NONE
Deanna A. Mankins	NONE	NONE
David B. McMillan	NONE	Over $100,000
Ronald D. Murff	NONE	Over $100,000
Jill R. Rayburn	NONE	Over $100,000
As a group, the Directors and officers of the Trust owned less than 1% of the Shares of the Funds described in this SAI, as of [ ], 2026.
As of December 31, 2025, the Independent Directors or their respective immediate family members (spouse or dependent children) did not own beneficially or of record any securities of the Fund’s Adviser, Sub-Adviser or Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the Adviser, Sub-Adviser or Distributor.
Dr. Rayburn’s spouse and Mr. Murff’s spouse are members in the Southern Baptist Churches 403(b)(9) Retirement Plan established and maintained by GuideStone.
Compensation. Effective January 1, 2024, the Trust began compensating the Independent Directors. In addition, the Trust reimburses the Directors for any expense incurred in attending meetings. The Trust does not compensate officers for the services they provide to the Funds. The Trust pays each Independent Director annual compensation for his or her services as a Director of the Trust. In recognition for his services, the compensation paid to the Board chairman is larger than the compensation paid to the other members of the Board. The Independent Directors are also reimbursed for travel expenses incurred in connection with attending such meetings. The Trust may pay the incidental costs of an Independent Director to attend training or other types of conferences relating to the investment company industry.
The following table sets forth information with respect to the compensation of each Interested and Independent Director for the fiscal year ended December 31, 2025.
Name of Director	Total Compensation from the Trust
INTERESTED DIRECTOR AND OFFICER
Brandon Pizzurro(1)	NONE
INDEPENDENT DIRECTORS
Timothy M. Albury(2)	NONE
James D. Caldwell	$80,000
Thomas G. Evans	$80,000
William Craig George	$100,000
David B. McMillan	$80,000
Deanna A. Mankins	$80,000
Ronald D. Murff	$80,000
Jill R. Rayburn	$80,000
(1)
As an Interested Director who is an officer and employee of GuideStone and/or its affiliates, Mr. Pizzurro did not receive any compensation from the Trust for his services.

GuideStone Funds

(2)
Mr. Albury became an Independent Director of the Board on August 27, 2026.
The Trust does not provide pension or retirement benefits to its Directors.
The Trust’s officers do not receive fees from the Trust for services in such capacities.
[The Adviser. The Funds have employed GuideStone Capital Management, LLC, a Texas limited liability company, as the Adviser. GuideStone indirectly controls the Adviser. GuideStone was established in 1918 and exists to assist churches and other Southern Baptist entities by making available retirement plan services, life and health coverage, risk management programs and personal and institutional investment programs. GuideStone is a Texas non-profit corporation of which the Southern Baptist Convention, a Georgia non-profit corporation, is the sole member.]
The Sub-Adviser. The Adviser and the Trust have entered into a Sub-Advisory Agreement with the Sub-Adviser to manage each Fund’s investment securities. It is the responsibility of the Sub-Adviser, under the general supervision of the Adviser, to make day-to-day investment decisions for the Funds. The Sub-Adviser also places purchase and sell orders for portfolio transactions of the Funds in accordance with each Fund’s investment objectives and policies. The Adviser allocates the portion of each Fund’s assets for which the Sub-Adviser will make investment decisions. The Adviser may make reallocations at any time in its discretion. The Sub-Adviser is responsible for monitoring and investing cash balances of each Fund, and the Adviser and Sub-Adviser determine the amount of each Fund’s cash balances. Under the Sub-Advisory Agreement, the Sub-Adviser may from time to time invest in exchange listed equity index futures contracts and/or currency futures contracts to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs.
Advisory Fees. Under the Advisory Agreement and Sub-Advisory Agreement, each Fund pays to the Adviser and its Sub-Adviser advisory fees, which are computed daily and paid monthly, based on annual rates of the Fund’s average net assets.
Since the Funds have not commenced operations prior to the date of this SAI, there are no advisory fees paid to the Adviser or aggregate advisory fees paid to the Sub-Adviser to report for the last three fiscal years.
The Adviser has agreed to reimburse expenses for the Funds, which exceed, in the aggregate, a specified annual percentage rate of the average daily net assets of the Funds (Expense Limitation), which are set forth in the Prospectus for the Fund. As set forth in the Prospectus, the Expense Limitation applies to direct Fund operating expenses only and does not include interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and expenses in connection with the short sales of securities and will remain in place until [November 30, 2036].
The Funds have agreed to repay the Adviser the amount of any such reimbursement in the future, provided that the repayments are made within three years of the reimbursements being made and the amount of repayments does not cause the Fund to exceed its expense limitation at the time of the reimbursement or the Fund’s expense limitation at the time of the repayment, whichever is lower. If the actual expense ratio is less than the expense limitation and the Adviser has recouped any eligible previous payments made, the Fund will be charged such lower expenses. Fee reimbursements will increase returns and yield, and a repayment will decrease returns and yield.
From time to time, the Adviser may enter into a Sub-Advisory Agreement with a Sub-Adviser that manages multiple Funds in the Trust’s complex. In certain cases where the advisory fee schedule under the Sub-Advisory Agreement includes breakpoints that reduce the fee as assets increase, the net assets of the other Funds advised by the Sub-Adviser may be aggregated for purposes of calculating the fee payable under the Sub-Advisory Agreement.
From time to time, a Sub-Adviser may waive a portion of its fees and/or pay expenses of one or more of the Funds out of the Sub-Adviser’s own assets.
Statement of Additional Information

The Funds have been granted an order by the SEC that permits the Adviser, subject to approval by the Board of Directors, to hire Sub-Adviser without shareholder approval and to make material changes to the Sub-Advisory Agreement, provided that shareholders of the applicable Fund will be notified of such a change within 90 days. Changes in a Fund’s sub-advisory arrangements may result in increased transaction costs due to restructuring of the Fund’s portfolio, which may negatively affect the Fund’s performance.
The Adviser reviews the Sub-Adviser’s performance, allocates assets of each Fund among the Sub-Adviser and makes recommendations to the Board of Directors regarding changes to the Sub-Adviser selected. To the extent that the Adviser re-allocates a Fund’s assets to an existing Sub-Adviser that charges a higher sub-advisory fee, the Fund may be subject to increased sub-advisory fees and, therefore, a higher overall management fee.
The Adviser directs the Sub-Adviser to place security trades through designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses on behalf of the Funds. Since the Funds had not commenced operations prior to the date of this SAI, there are no operating expenses paid through such brokerage service arrangements to report for the fiscal year ended December 31, 2025.
Securities Lending Activities. [ ] serves as the securities lending agent for the Funds and in that role administers each Fund’s securities lending program pursuant to the terms of a securities lending agency agreement entered into between the Trust and [ ].
Since the Funds had not commenced operations prior to the date of this SAI, there is no gross income earned or any other fees or payments incurred by the Funds to report from the lending of securities.
Control Persons of the Sub-Adviser: The following is a description of parties who control the Sub-Adviser.
Fund Expenses. Each Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants and legal counsel; insurance premiums; and expenses of calculating the NAV of, and the net income on, Shares.

GuideStone Funds

Other Accounts Managed. The following table provides additional information about other accounts managed by portfolio managers and management team members jointly and primarily responsible for day-to-day management of the Funds for the fiscal year ended [September 30, 2026].
Adviser / Sub-Adviser Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
*
The Adviser or Sub-Adviser utilizes a team-based approach to portfolio management, and each of the portfolio managers listed are jointly and primarily responsible for the day-to-day management of a portion of the accounts listed in each category.
Statement of Additional Information

Material Conflicts of Interest. Material conflicts of interest that may arise in connection with the portfolio managers’ management of the Funds’ investments and the investments of the other accounts managed include conflicts between the investment strategy of a Fund and the investment strategy of other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between a Fund and other accounts managed by the portfolio manager.
By implementing investment strategies of various accounts, a portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees or accounts of affiliated companies. Such favorable treatment could lead to more favorable investment opportunities for some accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations and accounts managed on behalf of individuals) and commingled trust accounts.
Portfolio managers make investment decisions for each portfolio, including the Funds, based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio or may take similar actions for different portfolios at different times. Consequently, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.
Potential conflicts of interest may also arise when allocating and/or aggregating trades. Sub-Advisers often aggregate into a single trade order several individual contemporaneous client trade orders in a single security. When trades are aggregated on behalf of more than one account, such transactions should be allocated to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, accounts with the same or similar investment objectives should receive an equitable opportunity to participate meaningfully and should not be unfairly disadvantaged.
Portfolio Manager Compensation:
The following is a description of the structure of and method used to determine the compensation received by the Funds’ portfolio managers or management team members from the Funds, the Adviser or any other source with respect to managing the Funds and any other accounts for the fiscal year ended December 31, 2025.
[GuideStone Capital Management, LLC (Adviser). Portfolio managers and analysts (collectively, the Adviser’s investment personnel) of the Adviser are compensated for their services on behalf of the Adviser with a fixed base salary plus discretionary incentive compensation. With respect to portfolio management functions for the Funds and accounts managed or overseen by the Adviser, general consideration is given in the determination of incentive compensation to overall performance of these Funds and accounts in terms of both long-term and short-term performance results, with compensation primarily based on the Funds assigned to each individual analyst or portfolio manager. Factors included in the determination of base salary include the Adviser’s investment personnel’s experience, capabilities and extent of management responsibility. The Adviser and its parent are nonprofit entities, and there are no stock option or profit sharing plans. The absolute amount of base salary, incentive compensation and related benefits received by the Adviser’s investment personnel may also be determined, in whole or in part, as a result of service as officers or employees of affiliates of the Adviser, including GuideStone, which is unrelated to service as the Adviser’s investment personnel or officers of the Adviser.]
[ ]
Securities Ownership. Portfolio managers of the Adviser and Sub-Adviser do not beneficially own any shares of the Funds as of the date of this SAI.

GuideStone Funds

Fund Brokerage. The Adviser and Sub-Adviser, in effecting the purchases and sales of portfolio securities for the account of the Funds, will seek execution of trades either (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange; or (2) at a higher rate of commission charged, if reasonable in relation to brokerage and research services provided to the Trust or the Adviser or Sub-Adviser by such member, broker or dealer. Such services may include, but are not limited to, information as to the availability of securities for purchase or sale and statistical or factual information or opinions pertaining to investments. The Adviser or Sub-Adviser may use research and services provided to it by brokers and dealers in servicing all its clients.
The Adviser or Sub-Adviser may, from time to time, receive services and products which serve both research and non-research functions. In such event, the Adviser or Sub-Adviser makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.
Subject to its obligation to seek best execution, the Adviser may direct the Sub-Adviser to place trades through designated brokers who have agreed to pay certain transfer agency, custody or other operating expenses that the Funds would otherwise be obligated to pay. Fund orders may be placed with an affiliated broker-dealer. Portfolio orders will be placed with an affiliated broker-dealer only where the price being charged and the services being provided compare favorably with those charged to the Funds by non-affiliated broker-dealers. OTC transactions are usually placed with a principal market-maker unless a better net security price is obtainable elsewhere.
If the Adviser or Sub-Adviser provides investment advisory services to individuals and other institutional clients, there may be occasions on which these investment advisory clients may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser or Sub-Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser or Sub-Adviser believes to be equitable to each client, including a Fund. On the other hand, to the extent permitted by law, the Adviser or Sub-Adviser may aggregate the securities to be sold or purchased a Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.
The Trust has obtained an order from the SEC that allows, subject to certain conditions, each sub-adviser that provides investment advice to a Fund or a portion thereof to, with respect to the assets under its control: (A) engage in certain principal and brokerage transactions that would otherwise be proscribed by the 1940 Act with a broker-dealer that is either (i) a sub-adviser to another portion of the same Fund or to another Fund, or (ii) an affiliated person of a sub-adviser to another portion of the same Fund; and (B) acquire securities of a sub-adviser, or its affiliate, to another portion of the same Fund. The Adviser believes that allowing a Fund or a portion thereof advised by one sub-adviser to purchase securities from another sub-adviser or its affiliates will expand the Funds’ investment options without exposing the Funds to the potential abuses of self-dealing.
Since the Funds have not commenced operations prior to the date of this SAI, there are no brokerage commissions to report for the last two fiscal years.
Codes of Ethics. The Trust, the Adviser, the Sub-Adviser and the Distributor have adopted codes of ethics addressing personal securities transactions and other conduct by investment personnel and access persons who may have access to information about the Funds’ securities transactions. The codes are intended to address potential conflicts of interest that can arise in connection with personal trading activities of such persons. Persons subject to the codes are generally permitted to engage in personal securities transactions, including investing in securities eligible for investment by the Funds, subject to certain prohibitions, which may include pre-clearance requirements, blackout periods, annual and quarterly reporting of personal securities holdings and limitations on personal trading of initial public offerings. Violations of the codes are subject to review by the Board of Directors and could result in penalties.
Statement of Additional Information

Proxy Voting
Please refer to Appendix A of this SAI for the policies and procedures adopted by the Adviser and the Trust. Please refer to Appendix B of this SAI for a description of the Adviser's general guidelines for voting proxies.
Since the Funds had not commenced operations prior to the date of this SAI, there were no portfolio securities held nor proxies voted for the most recent 12-month period ended June 30. When available, information regarding the voted proxies related to portfolio securities may be obtained, without charge, upon request, by visiting the website at [GuideStoneFunds.com] or by visiting the SEC’s website at http://www.sec.gov.
Other Service Providers
Distributor. Ultimus Fund Distributors, LLC (the Distributor), which has its principal business address located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Distributor of each Fund’s shares pursuant to an ETF Distribution Agreement (Agreement). The Agreement is for an initial two-year term and is renewable annually thereafter. The Agreement is terminable without penalty on 60 days’ written notice by the Board of Directors, by vote of a majority of the outstanding voting securities of the Fund or by the Distributor. The Agreement will also terminate automatically in the event of its assignment. The Funds do not pay any fees to the Distributor in its capacity as underwriter. The Distributor may enter into agreements with affiliates of the Adviser in connection with distribution. The Distributor has agreed to use efforts deemed appropriate by it to facilitate the distribution of the Funds’ shares, which are offered on a continuous basis.
Transfer Agency Services. [ ], which has its principal business address at [ ], provides transfer agency and dividend disbursing agent services for the Funds. As part of these services, [ ] performs some or all of the following services: (i) perform and facilitate the performance of purchases and redemptions of Creation Units; (ii) prepare and transmit payments for dividends and distributions; (iii) record the issuance of shares and maintain records of the number of authorized shares; (iv) prepare and transmit information regarding purchases and redemptions of shares; (v) maintain required books and records; and (vi) perform other customary services of a transfer agent and dividend disbursing agent for an ETF.
Fund Administrative and Accounting Services. [ ] provides fund administrative and accounting services to the Funds. The services include certain accounting, clerical and bookkeeping services; assistance in the preparation of reports to shareholders; preparation for signature by an officer of the Trust of documents required to be filed for compliance by the Trust with applicable laws and regulations including those of the SEC and the securities laws of various states; arranging for the computation of data, including daily computation of NAV; and arranging for the maintenance of books and records of the Trust and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. The Trust’s administrator does not have any responsibility or authority for the management of the Funds or the determination of investment policy. In consideration of the services provided pursuant to the Administration and Accounting Services Agreement, [ ] will receive from each Fund a fee computed daily and paid monthly. As the Funds had not yet commenced operations as of the date of this SAI, there have been no payments to [ ] for its administration and accounting services for the last three fiscal years.
Custodian. [ ] serves as custodian for the Funds pursuant to a custody agreement. As custodian, [ ] holds or arranges for the holding of all portfolio securities and other assets of the Funds in connection with the custody agreement.
Securities Lending Agent. [ ] serves as securities lending agent for the Funds and in that role administers the Trust’s securities lending program pursuant to the securities lending agreement entered into between the Trust, on behalf of the Funds, and [ ].

GuideStone Funds

Independent Registered Public Accounting Firm. [ ], serves as the independent registered public accounting firm to the Trust.
Legal Counsel. The law firm of Stradley Ronon Stevens & Young, LLP, 2000 K Street, N.W., Suite 700, Washington, DC 20006, serves as counsel to the Trust.
Counsel to Independent Directors. The law firm of Eversheds Sutherland (US) LLP, 700 Sixth Street, N.W., Suite 700, Washington, DC 20001-3980, serves as counsel to the Independent Directors.
Shares of Beneficial Interest
[The Trust’s Trust Instrument authorizes the issuance of an unlimited number of shares for each of the Funds, and each share has a par value of $0.001 per share. There are no conversions or preemptive rights in connection with any shares. All issued shares will be fully paid and non-assessable and will be redeemable at NAV per share (or such other amount not more than net asset value as may be determined by the Board of Directors and accepted by the redeeming shareholder) less such fees and/or charges, if any, as may be established by the Board of Directors from time to time. Certificates certifying the ownership of shares will not be issued.
In accordance with the Trust’s Trust Instrument, GuideStone will, at all times, directly or indirectly own, control or hold the power to vote of at least 60% of the outstanding shares of the Trust. The Funds of the Trust will refuse to accept any investment that would result in a change of such control. This means that GuideStone will control the vote on any matter that requires the approval of the outstanding shares of the Trust.
The Board of Directors has authority, without necessity of a shareholder vote, to create any number of new funds or classes and to issue an unlimited number of shares of beneficial interest of the Trust. The Directors have established 31 Funds of the Trust. The Trust offers Institutional Class, Investor Class and Select Class shares for some or all of the mutual fund series of the Trust, and a single share class for the ETF series.
Each share of the Trust is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Directors. Shares will generally be voted by shareholders of the individual Fund or Class, except in the case of election or removal of Directors, the amendment of the Trust’s Trust Instrument, when required by the 1940 Act or when the Directors have determined that the matter affects the interests of more than one Fund of the Trust or Class.
The assets belonging to a Fund shall be held and accounted for separately from other assets of the Trust. Each share of a Fund represents an equal beneficial interest in the net assets of such Fund. Expenses of the Trust which are not readily identifiable as belonging to a particular Fund or Class are allocated among all the Funds in a manner the Directors believe to be fair and equitable.
The Trust is not required to and does not currently intend to hold annual meetings of shareholders. Special meetings of shareholders may be called by the Board of Directors or upon the written request of shareholders owning a majority of the outstanding shares of the Trust. Amendments and supplements to the Trust’s Trust Instrument may be made only by majority of the outstanding shares of the Trust. The Trust shall have perpetual existence. Only a majority of the Board of Directors, including a majority of the Independent Directors, and not an individual Fund of the Trust, may approve the dissolution of a Fund of the Trust or the Trust.]
Book-Entry Only System
The following information supplements and should be read in conjunction with the “Shareholder Information” section in the Prospectus. The Depository Trust Company (DTC) acts as Securities Depository for the Shares of the Funds. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and
Statement of Additional Information

deposited with, or on behalf of, DTC. DTC, a limited-purpose trust company, was created to hold securities of its participants (DTC Participants) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is a subsidiary of the Depository Trust and Clearing Corporation (DTCC), which is owned by its member firms, including international broker-dealers, correspondent and clearing banks, mutual fund companies and investment banks. Access to the DTC system is also available to others such as banks, brokers, dealers and Trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (Indirect Participants).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as Beneficial Owners) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.
Beneficial Owners of Shares are not entitled to have shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares of the Fund, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial

GuideStone Funds

ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange on which Shares are listed.
Purchase and Redemption of Creation Units
Transactions in Creation Units
The Funds may issue or redeem Creation Units in return for a “custom basket” or a “standard basket” of cash and/or securities that the Funds specify any Business Day (defined below). A custom basket is defined as either (i) a basket that is composed of a non-representative selection of the exchange-traded fund’s portfolio holdings; or (ii) a representative basket that is different from the initial basket used in transactions on the same business day. A standard basket is a basket of securities, assets or other positions that is generally representative of the Fund’s portfolio in exchange for which an ETF issues (or in return for which it redeems) creation units.
All standard and custom baskets will be governed by the Trust’s written policies and procedure for basket creation, including (with respect to custom baskets): (i) detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the Fund and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (ii) a specification of the titles or roles of the employees of the Adviser or Sub-Adviser who are required to review each custom basket for compliance with those parameters.
Creation Unit Aggregations
The Trust issues and sells Shares of the Funds only in Creation Units on a continuous basis through the Distributor, without a sales load, at each Fund's NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form.
A “Business Day” with respect to the Funds is any day on which the Exchange is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Purchase and Issuance of Creation Unit Aggregations
Portfolio Deposit. The consideration for purchase of a Creation Unit of Shares of the Funds generally consists of the in-kind deposit of a designated portfolio of securities (Deposit Securities) constituting an optimized representation of a Fund’s underlying index and an amount of cash in U.S. dollars computed as described below (Cash Component). Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is an amount equal to the Balancing Amount (as defined below). The “Balancing Amount” is an amount equal to the difference between (x) the net asset value (per Creation Unit) of the Fund and (y) the “Deposit Amount” which is the market value (per Creation Unit) of the Deposit Securities. The Balancing Amount serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Amount. If the Balancing Amount is a positive number (i.e., the net asset value per Creation Unit is more than the Deposit Amount), the Authorized Participant will deliver the Balancing Amount. If the Balancing
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Amount is a negative number (i.e., the net asset value per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Balancing Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities shall be the sole responsibility of the Authorized Participant that purchased the Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.
The Adviser makes available through the National Securities Clearing Corporation (NSCC) on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund. Such Portfolio Securities are applicable, subject to any adjustments as described below, to purchases of Creation Units of the Fund until such time as the next-announced Deposit Securities composition is made available.
The identity and number of shares of the Deposit Securities required for a Portfolio Deposit for the Funds changes pursuant to changes in the composition of each Fund's portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of each Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the underlying index.
In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (that is a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the clearing process or for other similar reasons. The Trust also reserves the right to permit or require a cash in lieu amount where the delivery of Deposit Securities by the Authorized Participant would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the underlying index, or resulting from stock splits and other corporate actions.
In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, on each Business Day, the Cash Component effective through and including the previous Business Day, per outstanding Creation Unit of each Fund, will be made available.
Role of the Authorized Participant. Creation Units of shares may be purchased only by or through a DTC Participant or a broker-dealer or other participant in the Continuous Net Settlement System (CNSS) that has entered into an Authorized Participant Agreement with the Distributor. Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of Creation Units an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore, orders to purchase Creation Units may have to be placed by the investor's broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants that have international capabilities. A list of the current Authorized Participants may be obtained from the Distributor.
Purchase Order. To initiate an order for a Creation Unit of shares of the Funds, the Authorized Participant must submit to the Distributor an irrevocable order to purchase Shares of the Funds. With respect to the Funds, the

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Distributor will notify the Adviser and the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). The Custodian shall cause the appropriate local sub-custodian(s) of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Portfolio Deposit (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or cash in lieu amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time (as described below) on such Business Day.
The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Trust, immediately available or same day funds in U.S. dollars estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the Exchange.
Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.
Timing of Submission of Purchase Orders. For the Equity Index ETF, Value Equity Index ETF and the Growth Equity Index ETF, an Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m. Eastern Time, or (ii) the closing time of the trading session on the Fund's Exchange on any Business Day in order to receive that Business Day's NAV. For the International Equity Index ETF, an Authorized Participant must submit an irrevocable purchase order no later than 5:00 p.m. Eastern Time on the Business Day prior to trade date (i.e., T-1) in order to receive the next Business Day’s NAV.
Acceptance of Purchase Order. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf), and (ii) arrangements satisfactory to the Trust are in place for payment of the Cash Component and any other cash amounts which may be due, the Trust will accept the order, subject to its right (and the right of the Distributor and the Adviser) to reject any order until acceptance.
Once the Trust has accepted an order, upon next determination of the NAV of the shares, the Trust will confirm the issuance of a Creation Unit of the Fund, against receipt of payment, at such NAV. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.
The SEC has expressed the view that a suspension of creations that impairs the arbitrage mechanism applicable to the trading of ETF shares in the secondary market is inconsistent with Rule 6c-11 under the 1940 Act. The SEC’s position does not prohibit the suspension or rejection of creations in all instances. The Trust reserves the right, to the extent consistent with the provisions of Rule 6c-11 under the 1940 Act and the SEC’s position, to reject or revoke acceptance of a purchase order transmitted to it by the Distributor in respect of any Fund including instances in which: (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (c) the Deposit Securities delivered do not conform to the identify and number of shares disseminated through the facilities of the NSCC for that date by the Adviser, as described above; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the
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Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Trust shall notify a prospective purchaser and/or the Authorized Participant acting on behalf of such person of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor shall either of them incur any liability for the failure to give any such notification.
Issuance of a Creation Unit. Except as provided herein, a Creation Unit of shares of the Funds will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component have been completed. When the applicable local sub-custodian(s) have confirmed to the Custodian that the required securities included in the Portfolio Deposit (or the cash value thereof) have been delivered to the account of the applicable local sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Unit. Creation Units of the Equity Index ETF, Value Equity Index ETF and Growth Equity Index ETF typically are issued on a “T+1 basis” (that is, one Business Day after trade date); Creation Units of the International Equity Index ETF typically are issued on a “T+2 basis” (that is, two Business Days after trade date). However, as discussed in this SAI, the International Equity Index ETF reserves the right to settle redemption transactions and deliver redemption proceeds related to “foreign investments” (i.e., any security, asset or other position of the Fund issued by a foreign issuer that is traded on a trading market outside of the United States) in excess of seven days with settlement as soon as practicable, but in no event later than 15 days after the tender of shares for redemption in order to accommodate local market holidays, or series of consecutive holidays or the extended delivery cycles for transferring foreign investments. At its discretion, a Fund may require an Authorized Participant to submit an order to purchase or redeem Creation Units earlier in the day, including in circumstances in which an applicable market for a security included in the creation or redemption basket closes earlier than usual, or in such other circumstances as the Fund may determine and disclose to the Authorized Participants.
To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Trust will issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities in accordance with the Trust's then-effective procedures. Such collateral must be delivered no later than [2:00 p.m. Eastern Time], on the contractual settlement date. The only collateral that is acceptable to the Trust is cash in U.S. dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Trust's current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Authorized Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.
In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.
Cash Purchase Method. When cash purchases of Creation Units are available or specified for the Funds, they will be effected in essentially the same manner as in-kind purchases thereof. In addition, the Trust may in its discretion make Creation Units of any of the other funds available for purchase and redemption in U.S. dollars. In the case of a cash purchase, the investor must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset the Trust's brokerage and other transaction costs associated with using the

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cash to purchase the requisite Deposit Securities, the investor will be required to pay a fixed purchase transaction fee, plus an additional variable charge for cash purchases, which is expressed as a percentage of the value of the Deposit Securities. The transaction fees for in-kind and cash purchases of Creation Units are described below.
Purchase Transaction Fee. A standard creation transaction fee is imposed to offset the transfer, processing and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged on each Creation Unit created by an Authorized Participant on the day of the transaction. The standard creation transaction fee is generally fixed at the amount shown in the table regardless of the number of Creation Units being purchased, but may be reduced by the Fund if the transfer and processing expenses associated with the creation are anticipated to be lower than the stated fee. In the case of cash creations or where the Funds permit or require an Authorized Participant to substitute cash in lieu of depositing a portion of the Deposit Securities, the Authorized Participant may be assessed an additional variable charge to compensate the Fund for the costs associated with purchasing the applicable securities. As a result, in order to seek to replicate the in-kind creation order process, the Funds expect to purchase, in the secondary market or to otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (Market Purchases). In such cases where the Funds make Market Purchases, the Authorized Participant will reimburse the Funds for, among other things, any difference between the market value at the which the securities and/or financial instruments were purchased by the Funds and the cash in lieu amount (which amount, at the Adviser's discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes. The Adviser may adjust the transaction fee to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. Authorized Participants are also responsible for the costs of transferring the Deposit Securities to the Funds. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services. The following table sets forth the Funds’ standard creation transaction fees. The fees may be waived for a Fund until it reaches a certain asset size.
Funds	Standard Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases[1]
Equity Index ETF	$[ ]	[ ]%
Value Equity Index ETF	$[ ]	[ ]%
Growth Equity Index ETF	$[ ]	[ ]%
International Equity Index ETF	$[ ]	[ ]%
(1)
As a percentage of the NAV per Creation Unit, inclusive of the standard creation transaction fee.
Redemption of Creation Units
Shares of the Funds may be redeemed only in Creation Units at the Funds’ NAV next determined after receipt of a redemption request in proper form by the Distributor. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
With respect to the Funds, the Adviser makes available through the NSCC prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern Time) on each Business Day, the identity and number of shares that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (Portfolio Securities). Portfolio Securities received on redemption may not be identical to Deposit Securities that are applicable to creation of Creation Units. Unless cash redemptions are available or specified for the Funds, the redemption proceeds for a Creation Unit generally consist of Portfolio Securities on the Business Day of the request for redemption, plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the
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Portfolio Securities, less the redemption transaction fee described below. The redemption transaction fee described below is deducted from such redemption proceeds.
A fixed redemption transaction fee payable to the custodian is imposed on each redemption transaction. Redemptions of Creation Units for cash are required to pay an additional variable charge to compensate the Funds for brokerage and market impact expenses relating to disposing of Portfolio Securities. The redemption transaction fee for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed in the table below. Investors will also bear the costs of transferring the Portfolio Deposit from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.
Funds	Standard Fee for In-Kind and Cash Redemptions	Maximum Additional Variable Charge for Cash Redemptions[1]
Equity Index ETF	$[ ]	[ ]%
Value Equity Index ETF	$[ ]	[ ]%
Growth Equity Index ETF	$[ ]	[ ]%
International Equity Index ETF	$[ ]	[ ]%
(1)
As a percentage of the NAV per Creation Unit, inclusive of the standard redemption transaction fee.
Redemption requests in respect of Creation Units must be submitted to the Distributor by or through an Authorized Participant. Investors other than Authorized Participants are responsible for making arrangements for a redemption request through an Authorized Participant. An Authorized Participant must submit an irrevocable redemption request no later than the earlier of (i) 4:00 p.m. Eastern Time, or (ii) the closing time of the trading session on the Funds’ Exchange, on any Business Day in order to receive that Business Day’s NAV.
The Distributor will provide a list of current Authorized Participants upon request. The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Distributor in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any given time, there will be only a limited number of broker-dealers that have executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Trust's Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of the Fund is deemed received by the Trust on the Business Day if: (i) such order is received by the Fund’s distributor not later than the closing time of the Exchange on the applicable Business Day; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund specified in such order, which delivery must be made through the DTC to the Fund’s custodian no later than [10:00 a.m. Eastern Time], on the next Business Day following the day the order was transmitted; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed. Deliveries of Fund securities to redeeming investors generally will be made within one Business Day. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than one Business Day after the day on which the redemption request is received in proper form. In such cases, settlement will occur as soon as practicable, but in any event no longer than 15 days after the tender of Shares is received in proper form.

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A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit of Shares being redeemed through the book-entry system of DTC so as to be effective by the Exchange closing time on any Business Day, and (ii) a request in form satisfactory to the Trust is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above. If the Transfer Agent does not receive the investor's shares through DTC’s facilities by [10:00 a.m. Eastern Time], on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of Shares through the DTC system may be significantly earlier than the close of business on the Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.
Upon receiving a redemption request, the Distributor shall notify the Trust and the Trust’s Transfer Agent of such redemption request. The tender of an investor’s Shares for redemption and the distribution of the cash redemption payment in respect of Creation Units redeemed will be effected through DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of the DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.
In connection with taking delivery of shares of Portfolio Securities upon redemption of shares of the Funds, a redeeming Beneficial Owner, or Authorized Participant acting on behalf of such Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Portfolio Securities are customarily traded, to which account such Portfolio Securities will be delivered.
Except as provided herein, a Creation Unit of shares of the Funds will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component have been completed. When the applicable local sub-custodian(s) have confirmed to the Custodian that the required securities included in the Portfolio Deposit (or the cash value thereof) have been delivered to the account of the applicable local sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Unit. Creation Units typically are issued on a “T+1 basis” (that is, one Business Day after trade date) for the Equity Index ETF, Value Equity Index ETF and Growth Equity Index ETF and on a “T+2 basis” (that is, two Business Days after trade date) for the International Equity Index ETF. However, as discussed in this SAI, the Funds reserve the right to settle redemption transactions and deliver redemption proceeds related to “foreign investments” (i.e., any security, asset or other position of the Fund issued by a foreign issuer that is traded on a trading market outside of the United States) in excess of seven days with settlement as soon as practicable, but in no event later than 15 days after the tender of shares for redemption in order to accommodate local market holidays, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments.
If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of the portfolio securities in the applicable jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Portfolio Securities in such jurisdiction, the Trust may in its discretion redeem such shares in cash (i.e., U.S. dollars or non U.S. currency), and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Trust may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Portfolio Securities). The Trust may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differ from the exact composition of the Portfolio Securities but does not differ in NAV. Redemptions of shares for Deposit Securities will be subject to compliance with applicable U.S. federal and state securities laws, and the
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Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Deposit Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.
In the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances involving foreign investments in which payment may be delayed in order to accommodate local market holidays, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments. In such instances, the Funds reserve the right to settle redemption transactions and deliver redemption proceeds as soon as practicable, but in no event later than 15 days after the tender of shares for redemption.
To the extent contemplated by an Authorized Participant’s agreement with the Distributor, in the event the Authorized Participant that has submitted a redemption request in proper form is unable to transfer all or part of the Creation Units to be redeemed to the Trust, at or prior to [10:00 a.m. Eastern Time], on the Business Day after the date of submission of such redemption request, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value equal to 105%, which the Adviser may change from time to time, of the value of the missing shares in accordance with the Trust’s then-effective procedures. The only collateral that is acceptable to the Trust is cash in U.S. dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The Trust’s current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be held by the Trust’s custodian, and that the fees of the custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The Authorized Participant Agreement permits the Trust to purchase the missing shares or acquire the portfolio securities and the Cash Component underlying such shares at any time and subjects the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Portfolio Securities or Cash Component and the cash collateral or the amount that may be drawn under any letter of credit.
Cash Redemptions. A Fund may pay out the proceeds of redemptions of Creation Unit Aggregations solely in cash or through any combination of cash, securities or other instruments. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of the shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Funds’ brokerage and other transaction costs associated with the disposition of Fund Securities). Proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption. If the Authorized Participant acts as a broker for the Fund in connection with the sale of Fund Securities, the Authorized Participant also will be required to pay certain brokerage commissions, taxes and transaction and market impact costs as discussed herein. Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not they otherwise permit cash redemptions) reserve the right to redeem Creation Unit Aggregations for cash to the extent that the Funds could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registered the Fund Securities under such laws.
Because the portfolio securities of the Funds may trade on the Exchange on days that the Exchange is closed or are otherwise not Business Days for the Funds, shareholders may not be able to redeem their shares of the Funds, or to purchase or sell shares of the Funds on the Exchange, on days when the NAV of the Funds could be significantly affected by events in the relevant foreign markets.
The right of redemption may be suspended or the date of payment postponed with respect to the Funds (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any

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period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Funds’ portfolio securities or determination of its NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
Taxation
General
The following discussion of certain federal income tax matters concerning the Funds and the purchase, ownership and disposition of Fund shares is not complete and may not deal with all aspects of federal income taxation that may be relevant to you in light of your particular circumstances. This discussion is based on the Code, the regulations promulgated thereunder and judicial and administrative interpretations thereof, all as of the date hereof; all these authorities are subject to change, which may be applied retroactively. If you invest in Fund shares through a tax-advantaged account (such as a retirement plan account, including a 403(b)(7) or 401(k) account or an individual retirement account (IRA) (Tax-Advantaged Account)), special tax rules apply. You should consult your own tax adviser(s) with regard to the federal tax consequences to you of the purchase, ownership and disposition of Fund shares, as well as the tax consequences to you arising under the laws of any state, locality, foreign country or other taxing jurisdiction.
Tax Character of Distributions. As described in the Prospectus, unless your investment is held in a Tax-Advantaged Account, (1) dividends from net investment income and distributions from the excess of net short-term capital gain over net long-term capital loss (net short-term capital gain) and net gains from certain foreign currency transactions, if any (collectively, dividends), generally are taxable to you as ordinary income (except that a Fund’s dividends attributable to its “qualified dividend income” (QDI) generally are subject to federal income tax for individual and certain other non-corporate shareholders (each, a non-corporate shareholder) who satisfy certain restrictions with respect to their Fund shares at a maximum rate of 15% (20% for a single shareholder with taxable income exceeding $545,501 or $613,701 for married persons filing jointly, which amounts apply for the 2026 tax year and will be adjusted for inflation annually thereafter); and (2) distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) (capital gain distributions) are taxable to you as long-term capital gains, at those rates for non-corporate shareholders, whether received in cash or reinvested in additional Fund shares.
A portion of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations (DRD).
The eligible portion of any Fund dividend for purposes of the QDI rates may not exceed the aggregate dividends it receives from most domestic corporations and certain foreign corporations, whereas only dividends a Fund receives from domestic corporations are eligible for purposes of the DRD. Accordingly, a Fund’s distributions of interest income, net short-term capital gain and net foreign currency gains do not qualify for the reduced QDI tax rates or the DRD. The Funds will inform you of the amount of your dividends and capital gain distributions, if any, when they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year.
Under the One Big Beautiful Bill, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. Regulations issued enable a Fund to pass through the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and shareholder meet certain holding period requirements with respect to their shares.
You should be aware that if you purchase Fund shares shortly before the record date for a dividend or capital gain distribution, you will pay full price for the shares and receive some portion of the price back as a taxable distribution. At any time, a Fund may distribute to you, as ordinary income or capital gain, an amount that
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exceeds your proportionate share of the actual amount of such income or gain earned or realized during the period of your investment in the Fund.
Sales of Shares. Sales, exchanges and redemptions (including redemptions in-kind) of Fund Shares are taxable transactions for federal and state income tax purposes. A redemption of Shares by a Fund will be treated as a sale. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the Authorized Participant as part of the issue) and the Authorized Participant's aggregate basis in the securities surrendered (plus any cash paid by the Authorized Participant as part of the issue). An Authorized Participant who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the Authorized Participant’s basis in the Creation Units (plus any cash paid by the Authorized Participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the Authorized Participant as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.
Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less assuming that such Creation Units are held as a capital asset.
If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.
Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund Shares held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such Shares.
Cost Basis Reporting. Federal law requires that brokers, intermediaries or other persons transferring “covered” securities report their shareholders’ cost basis, gain/loss, and holding period to the IRS on the shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any RIC and/or dividend reinvestment plan shares acquired on or after January 1, 2012.
Each Fund or intermediaries (broker) will choose or has chosen a standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the broker will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. A broker’s standing tax lot identification method is the method covered Shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the standing method and will be able to do so at the time of your purchase or upon the sale of covered Shares. Please refer to the appropriate IRS regulations or consult your tax advisor with regard to your personal circumstances. Shareholders will be notified as to which default tax lot identification method their broker will use.
For those securities defined as “covered” under current IRS cost basis tax reporting regulations, a Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. A broker is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” A Fund

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and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.
Treatment as a Regulated Investment Company. Each Fund intends to elect to be a “regulated investment company” under Subchapter M of Chapter 1 of Subtitle A of the Code (RIC) and intends to qualify for treatment as a RIC for its current taxable year. As a RIC that so qualifies, a Fund will pay no federal income tax on its net income and net realized gains it distributes to you. The Board of Directors reserves the right not to maintain a Fund’s qualification for treatment as a RIC if the Board of Directors determines that course of action to be beneficial to its shareholders. In such a case, or if a Fund otherwise fails to maintain that qualification for any taxable year — either (1) by failing to satisfy the distribution requirement applicable to RICs (Distribution Requirement), even if it satisfied the source-of-income and diversification requirements applicable thereto (Income Requirement and Diversification Requirements, respectively); or (2) by failing to satisfy the Income Requirement and/or either Diversification Requirement and was unable to, or determined not to, avail itself of Code provisions that enable a RIC to cure a failure to satisfy any of the Income and Diversification Requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements — then for federal tax purposes the Fund would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders. In addition, for those purposes, the shareholders would treat all those distributions, including capital gain distributions, as dividends to the extent of the Fund’s earnings and profits, taxable as ordinary income (except that, for non-corporate shareholders those dividends would be QDI subject to federal income tax at the 15% and 20% maximum rates described above), and those dividends would be eligible for the DRD. Furthermore, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.
Excise Tax. To avoid a nondeductible 4% federal excise tax (Excise Tax), a Fund must distribute to its shareholders by December 31 of each year at least the sum of the following amounts: 98% of its ordinary income earned during the calendar year, 98.2% of its capital gain net income earned during the 12-month period ending October 31 in that year, plus 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay at least that sum through periodic distributions during each year and any balance in December (or to pay the balance in January under a rule that treats such distributions as received by you in December) to avoid the Excise Tax, but the Funds can give no assurance that their distributions will be sufficient to eliminate all Excise Tax.
Backup Withholding. Tax laws require that you certify your tax information with the broker when you become an investor in a Fund. For U.S. citizens and resident aliens, this certification is made on IRS Form W-9. Under these laws, you may be subject to federal backup withholding at 24%, and state backup withholding may also apply, on a portion of your taxable distributions and sales proceeds unless you: (i) provide your correct Social Security or taxpayer identification number; (ii) certify that this number is correct; (iii) certify that you are not subject to backup withholding; and (iv) certify that you are a U.S. person (including a U.S. resident alien).
The broker must also withhold if the IRS instructs it to do so. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.
Pass-through of Foreign Taxes. If more than 50% of the value of a Fund’s total assets at the end of a taxable year is invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, foreign taxes). If a Fund makes this election, the year-end statement you receive will show more taxable dividends than it actually distributed to you, because you will be required to include in gross income, and treat as paid by you, your proportionate share of those foreign taxes (the amount of which will be included on your statement with other dividends, if any, the Fund paid). However, you will be entitled to either deduct your share of those taxes in
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computing your taxable income or (subject to limitations) claim a foreign tax credit for that share against your federal income tax. (The exception, again, is a Tax-Advantaged Account.) You will be provided with the information necessary to complete your individual income tax return if a Fund makes this election.
Sections 351 and 362. The Trust, on behalf of the Funds, has the right to reject an order for a purchase of Shares of the Funds if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Sections 351 and 362 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If the Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to the Fund or its shareholders. The Trust also has the right to require information necessary to determine deemed and beneficial share ownership for purposes of the 80% determination.
Other Taxation. Distributions may be subject to state, local and foreign taxes, depending on your particular situation.
Tax Treatment of Fund Investments
Securities transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined by comparing the identified cost of the securities lot sold with the net proceeds pursuant to applicable federal income tax rules.
Market Discount. If a Fund purchases a debt security in the secondary market at a price lower than its stated redemption price, the difference is “market discount.” If the amount of market discount is more than de minimis, a Fund must include in its gross income a portion of the market discount as ordinary income (not capital gain) in each taxable year in which the Fund receives a principal payment on the security. In general, the amount of market discount that must be included is equal to the lesser of (1) the amount of market discount accrued during the taxable year (plus any accrued market discount for prior taxable years not previously included in gross income), or (2) the amount of the principal payment(s) received during the taxable year. Generally, market discount accrues on a daily basis for each day a Fund holds a debt security at a constant rate over the time remaining to the security’s maturity or, at the Fund’s election, at a constant yield to maturity that takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as interest income (not capital gain) to the extent of the accrued market discount.
Original Issue Discount and PIK Securities. Certain debt securities a Fund acquires may be originally issued at a discount. Very generally, “original issue discount” is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although a Fund currently receives no cash on account of the original issue discount that accrues on a debt security in a given taxable year, that discount generally is treated for federal income tax purposes as interest that is includable in gross income in that year and, therefore, is subject to the Distribution Requirement. Similar treatment is required for “interest” on PIK securities paid in the form of additional securities rather than cash. A Fund may purchase some debt securities at a discount that exceeds the original issue discount on them, if any. This additional discount represents market discount for federal income tax purposes (see above).
Foreign Investments. Most foreign exchange gains and losses realized on the sale of debt securities generally are treated as ordinary income and loss by the Funds. These gains, when distributed, will be taxable to you as ordinary dividends (unless your investment is held in a Tax-Advantaged Account), and any such losses will reduce a Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or reduce ordinary income distributions to you and may cause some or all of a Fund’s previously distributed income to be classified as a return of capital.

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The Funds may be subject to foreign taxes on income from, and gains realized on, certain foreign securities. Tax treaties between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains with respect to investments by foreign investors.
Passive Foreign Investment Companies. The International Equity Index ETF may invest in shares of foreign corporations that are “passive foreign investment companies” (PFICs). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests for the taxable year: (1) at least 75% of its gross income is passive, or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC and of any gain on its disposition of that stock (collectively, PFIC income), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the maximum federal income tax rates on non-corporate shareholders’ QDI.
If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (QEF), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain — which the Fund likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax — even if the Fund did not receive those earnings and gain from the QEF. In most instances, it will be very difficult, if not impossible, to make this election because of certain requirements thereof.
A Fund may elect to “mark-to-market” its stock in any PFIC. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over a Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.
You should be aware that determining whether a foreign corporation is a PFIC is a fact-intensive determination that is based on various facts and circumstances and thus is subject to change, and the principles and methodology used therein are subject to interpretation. As a result, a Fund may not be able, at the time it acquires a foreign corporation’s shares, to ascertain whether the corporation is a PFIC, and a foreign corporation may become a PFIC after a Fund acquires shares therein. While a Fund generally will seek to minimize its investments in PFIC shares, and to make appropriate elections when they are available, to lessen the adverse tax consequences detailed above, there are no guarantees that it will be able to do so and it reserves the right to make such investments as a matter of its investment policy.
Hedging Strategies. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures contracts and forward contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as “qualifying income” under the Income Requirement.
Some futures contracts, “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) and foreign currency options and forward contracts — except any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit
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default swap or similar agreement — in which a Fund invests may be subject to Code section 1256 (collectively, section 1256 contracts). Any section 1256 contracts a Fund holds at the end of its taxable year generally must be “marked-to-market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts may also be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to the Fund.
Offsetting positions a Fund enters into or holds in any actively traded security, option, futures contract or forward contract may constitute a “straddle” for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of recognition of a Fund’s gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of; (2) the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain); and (3) losses recognized with respect to certain straddle positions that otherwise would constitute short-term capital losses be treated as long-term capital losses. Applicable regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. Different elections are available to the Funds, which may mitigate the effects of the straddle rules, particularly with respect to “mixed straddles” (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).
If an option written (sold) by a Fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. If a Fund terminates its obligations under an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. If a covered call option written by a Fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium it received when it wrote the option is more or less than the underlying security’s basis.
If a Fund has an “appreciated financial position” — generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than straight debt), or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).
Investments in REITs. Certain Funds may invest in REITs that (1) hold residual interests in REMICs (i.e., real estate mortgage investment conduits) or (2) engage in mortgage securitization transactions that cause the REITs to

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be taxable mortgage pools (TMPs) or have a qualified REIT subsidiary that is a TMP. A part of the net income allocable to REMIC residual interest holders may be an “excess inclusion.” The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs. Although those regulations have not yet been issued, the U.S. Treasury and the IRS issued a notice in 2006 (Notice) announcing that, pending the issuance of further guidance (which has not yet been issued), the IRS would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.
The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method;” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid; (3) inform shareholders that are not “disqualified organizations” (i.e., governmental units and tax-exempt entities that are not subject to tax on their “unrelated business taxable income” (UBTI)) of the amount and character of the excess inclusion income allocated thereto; (4) pay tax (at the corporate income tax rate) on the excess inclusion income allocable to its shareholders that are disqualified organizations; and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate. Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, IRAs, and public charities) constitutes UBTI to them.
A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) above (substituting “that are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “record” after “its” in clause (4)). The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders who are not nominees, except that (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so, and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from REITs the excess inclusion income of which exceeded 3% of its dividends. A Fund will not invest directly in REMIC residual interests and does not intend to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.
After calendar year-end, REITs can and often do change the category (e.g., ordinary income dividend, capital gain distribution, or return of capital) of one or more of the distributions they made during that year. If a Fund invests in a REIT that does so, the Fund also would have to re-categorize some of the distributions it made to its shareholders. Those changes would be reflected in your annual Form 1099, together with other tax information. Although those forms generally will be distributed to you in February of each year, a Fund may, in one or more years, request from the IRS an extension of time to distribute those forms until mid-March to enable it to receive the latest information it can from the REITs in which it invests and thereby accurately report that information to you on a single form (rather than having to send you an amended form).
A Fund may invest in the equity securities of corporations or other entities that invest in U.S. real property, including REITs. The sale of a U.S. real property interest by a REIT or “United States real property holding corporation” in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders, who are urged to consult their tax advisers regarding those consequences.
Non-U.S. Investors
Fund shares generally are not sold outside the United States. However, non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.
In General. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any
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treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by a Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.
Foreign Account Tax Compliance Act (FATCA). Under FATCA, a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2020, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
Tax-Advantaged Accounts
Traditional IRAs. Certain shareholders may obtain tax advantages by establishing an IRA. Specifically, except as noted below, if neither you nor your spouse is an active participant in a qualified employer or government retirement plan or if either you or your spouse is an active participant in such a plan and your adjusted gross income does not exceed a certain level, each of you may deduct cash contributions made to an IRA in an amount for each taxable year not exceeding the lesser of your earned income or $7,500 (increased by a “catch-up contribution” of $1,100 if you attain age 50 before the end of the year (Catch-up Contribution)). Notwithstanding the foregoing, a married shareholder who is not an active participant in such a plan and files a joint income tax return with his or her spouse (and their combined “modified adjusted gross income” does not exceed $242,000 for 2026) is not affected by the spouse’s active participant status. In addition, if your spouse is not employed and you file a joint return, you may also establish a separate IRA for your spouse and contribute up to a total of $15,000 to the two IRAs, provided that neither contribution exceeds $7,500 (in each case, if applicable, increased by a Catch-up Contribution of $1,100). If your employer’s plan qualifies as a SIMPLE, permits voluntary contributions and meets certain requirements, you may make voluntary contributions to that plan that are treated as deductible IRA contributions.
Even if you are not in one of the categories described in the preceding paragraph, you may find it advantageous to invest in Fund shares through nondeductible IRA contributions, up to certain limits, because all dividends and other distributions on your shares are then not immediately taxable to you or the IRA; they become taxable only when distributed to you. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than April 1 following the calendar year in which you attain age 73. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability or where the distribution is rolled over into another qualified plan or certain other situations.
Roth IRAs. A shareholder whose adjusted gross income (or combined adjusted gross income with his or her spouse) does not exceed certain levels may establish and contribute up to $7,500 per taxable year (increased by a Catch-up Contribution of $1,100) to a Roth IRA (or to any combination of Roth and traditional IRAs). Certain distributions from traditional IRAs may be rolled over to a Roth IRA, and any of a shareholder’s traditional IRAs may be converted to a Roth IRA; these rollover distributions and conversions are, however, subject to federal income tax.

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Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to rollover contributions from or conversions of a traditional IRA, the rollover or conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).
Withholding. Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from the foregoing retirement plans (except IRAs), unless the recipient transfers the distribution directly to an “eligible retirement plan” (including an IRA and other qualified plan) that accepts those distributions. Other distributions generally are subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. You should consult your plan administrator or tax adviser for further information.
Valuation of Shares
The NAV for each Fund is calculated by subtracting total liabilities from total assets (the market value of the securities the Fund holds plus cash and other assets). Each Fund’s per Share NAV is calculated by dividing its NAV by the number of Fund Shares outstanding.
The Funds value their portfolio securities and compute their NAV per share as of the close of regular trading on the Exchange, which is generally 4:00 p.m. Eastern Time on each day that the Exchange is open for trading or such other times as the Exchange may officially close (Business Day), in accordance with the procedures discussed in the Prospectus. This section provides a more detailed description of the Funds’ methods for valuing their portfolio securities. The Funds also remain closed on days when the Exchange is closed and the Securities Industry and Financial Markets Association recommends that the bond markets remain open. The valuation of the Funds’ investments is subject to oversight of the Board of Directors. The Board of Directors has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). The Adviser, as the valuation designee, performs the fair value determinations relating to Fund investments, subject to oversight by the Board of Directors. The Adviser, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of a Fund’s investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. The Adviser has established a Valuation Committee to assist with its designated responsibilities as valuation designee.
The Funds each value portfolio securities listed on an exchange at current market value on the basis of the last sale price or official closing price prior to the time the valuation is made. Securities traded primarily on the Nasdaq Stock Market are normally valued by the Funds at the Nasdaq Official Closing Price (NOCP) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00 p.m. Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there has been no sale since the immediately previous valuation, then the official close price is used. Quotations are taken from the exchange where the security is primarily traded.
Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges. The Funds translate prices for investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAVs. Because foreign markets may be open at different times than the Exchange, the value of Fund shares, particularly shares of the International Equity Index ETF, may change on days when shareholders will not be able to buy or sell Fund Shares. When an occurrence of a
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significant event subsequent to the time that a foreign security is valued is likely to have changed such value, then such foreign security may be valued at its fair value, as determined through procedures established by, or under the direction of, the Board of Directors. Such significant events may include circumstances such as major U.S. market moves, geopolitical events, natural disasters, or company-specific announcements. The Funds do not use systematic fair valuation methodologies. To the extent available, valuations of portfolio securities (except those valued using amortized cost) may be provided by reliable independent pricing services.
Notwithstanding the above, bonds and other fixed income securities are valued by using market quotations and may be valued on the basis of evaluated prices provided by a pricing service approved by the Board of Directors. Portfolio securities not currently quoted as indicated above will be valued through procedures established by, or under the direction of, the Board of Directors.
If official closing prices, market quotations or the estimates of value provided by an independent pricing service are insufficient or not readily available on a Business Day; it is determined by the Valuation Committee or a Fund’s applicable Sub-Adviser that the available prices or values do not represent the fair value of the security; or the security is determined to be illiquid in accordance with guidelines approved by the Board of Directors, then the Fund may value the security based on a method that the Board of Directors believes accurately reflects fair value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security’s fair value will be the same as or close to the subsequent opening market price for that security.
The Funds will publish the following information on the Trust’s website for each portfolio holding that will form the basis for the next calculation of current net asset value per share: (A) the ticker symbol (if available); (B) CUSIP or other identifier; (C) a description of the holding; (D) quantity of each security or other asset held; and (E) the percentage weight of the holding in the portfolio.
Portfolio Holdings Information
It is the Trust’s policy to protect the confidentiality of the Funds’ current portfolio holdings information and to prevent the selective disclosure and misuse of such information. The Trust maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Board of Directors. It is prohibited for the Trust, the Adviser, the Adviser’s affiliates or any other person to receive compensation in connection with their disclosure of the Funds’ portfolio holdings information.
Each Fund will publicly disclose its portfolio holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. The Funds also may disclose portfolio holdings information as required by law or in response to requests from regulators. In accordance with SEC regulatory requirements, each Fund files a complete schedule of its portfolio holdings with the SEC for each semi-annual and annual period of its fiscal year on Form N-CSR and for the third month of each quarter of each fiscal year on Form N-PORT. Each Fund also includes a schedule of its portfolio holdings in its annual and semi-annual reports to shareholders.
Once prepared, these reports (1) will be available on the EDGAR database on the SEC’s website at http://www.sec.gov; and (2) copies may be requested (you will be charged a duplicating fee) via electronic request by emailing publicinfo@sec.gov. The Trust’s annual and semi-annual reports to shareholders are available without charge on the Trust’s website [(GuideStoneFunds.com)]. A Fund’s portfolio holdings information is publicly available at the time such information is filed with the SEC.
Each business day portfolio holdings information will be provided to the Transfer Agent or other agent for dissemination through the facilities of the NSCC and/or other fee based subscription services to NSCC members and/or subscribers to those other fee based subscription services, including Authorized Participants, and to entities

GuideStone Funds

that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading Shares of the Funds in the secondary market. Information with respect to the Funds’ portfolio holdings is also disseminated daily on the Trust’s website.
The Distributor may also make available portfolio holdings information to other institutional market participants and entities that provide information services. This information typically reflects the Funds’ anticipated holdings on the following business day. “Authorized Participants” are generally large institutional investors that have been authorized by the Distributor to purchase and redeem large blocks of Shares (known as Creation Units) pursuant to legal requirements pursuant to which the Funds offer and redeem Shares. Other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties only in limited circumstances.
Each Fund may disclose current, non-public portfolio holdings information as frequently as daily as part of the legitimate business purposes of each Fund to service providers that have contracted to provide services to the Trust and to other organizations. The entities to which each Fund provides non-public holdings information are subject to a duty of confidentiality either by explicit agreement or by virtue of their respective duties to each Fund, and include:
a)
the Adviser;
b)
Sub-Adviser to the Funds, including a newly hired Sub-Adviser prior to the commencement of duties;
c)
Administrator to the Funds;
d)
Fund Accountant;
e)
Auditor of the Funds;
f)
Legal counsels to the Funds and the Independent Directors;
g)
Custodian or sub-custodian to the Funds;
h)
Companies that provide research and analytical services to the Funds, the Adviser or a Sub-Adviser;
i)
Pricing services employed by the Funds;
j)
Proxy voting services employed by the Funds;
k)
Broker-dealers who provide execution or research services for the Funds (including identifying potential buyers and sellers for securities that are held by the Funds, and including transition management services);
l)
Broker-dealers who provide quotations that are used in pricing when a pricing service is unable to provide a price or the price is determined to be unreliable;
m)
Financial printer employed by the Funds;
n)
Securities lending agent employed by the Funds;
o)
Index provider(s) to the Funds; and
p)
Companies that provide other services that are deemed to be beneficial to the Funds.
The Funds may distribute (or authorize a service provider to distribute) complete or partial lists of portfolio holdings to ratings and ranking agencies or organizations (such as Morningstar, Inc.) for a legitimate business purpose (which shall not include the receipt of compensation as consideration for the disclosure).
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Control Persons and Principal Holders of Securities
For the Funds, there are no control persons to report as the Funds had not yet commenced operations prior to the date of this SAI.
In accordance with the Trust’s Trust Instrument, GuideStone will, at all times, directly or indirectly control the vote of at least 60% of the outstanding shares of the Trust. The Trust will refuse to accept any investment in any Fund that would result in a change of such control. This means that GuideStone will control the vote on any matter that requires the approval of the outstanding shares of the Trust.
Calculation of Performance Data
The Funds may, from time to time, include their yield, effective yield, tax-equivalent yield, average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sales in advertisements or shareholder reports or other communications to shareholders or prospective investors. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is not annualized. The Funds may also show quotations of total return for other periods. Any such information would be accompanied by standardized total return information.
Financial Statements
With respect to the Funds, no financial data is available because the Funds commenced operations on or after the date of this SAI. When available, the Funds’ Annual and/or Semi-Annual report will be available upon request and without charge.

GuideStone Funds

Appendix A — [GuideStone Capital Management, LLC and] GuideStone Funds Proxy Voting Policies and Procedures
Provided below are the proxy voting policies and procedures adopted by [GuideStone Capital Management, LLC and] GuideStone Funds.
Purposes
Each series of GuideStone Funds, a Delaware statutory trust, (each a Fund, and together, the Funds), uses the following policies and procedures to address how its proxies relating to portfolio securities will be voted, which include the procedures used when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, [GuideStone Capital Management, LLC] (Adviser), its sub-advisers, or its principal underwriter (or any affiliated person of the Adviser, sub-advisers, or principal underwriter), on the other.
The Board of Directors of the Funds (Board) has delegated its proxy voting duties to the Adviser and, accordingly, the following includes the policies and procedures of the Adviser that will be used on the Funds’ behalf to determine how to vote proxies relating to portfolio securities.
In addition, the Adviser’s and the Funds’ policies and procedures governing their shareholder advocacy efforts, e.g., submitting shareholder proposals or notices of exempt solicitations (NES), authoring or signing onto shareholder letters, or engaging in dialogue with portfolio company management are also set forth below.
The Funds’ Proxy Voting Program
Select Funds
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Adviser.
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The Adviser is a fiduciary and owes each Fund a fiduciary duty with respect to services undertaken on each Fund’s behalf, including voting. The Adviser is responsible to vote any proxies associated with each Fund’s portfolio securities in accordance with these policies and procedures.
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One of more of the Fund(s) may participate in a securities lending program. The Proxy Voting Committee may determine that the benefit to a Fund of voting a particular proxy outweighs the benefits of securities lending if the matters involved would have a material effect on the Fund’s investment in the loaned security. In those instances, the Adviser may determine to recall securities that are on loan prior to the meeting record date, so that it will be entitled to vote those shares. There may be instances where the Adviser is unable to recall shares in time to vote.
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Proxy Advisory Firm(s). The Adviser has retained a proxy advisory firm, Institutional Shareholder Services Inc. (ISS), to assist it in discharging its proxy voting duties. The Adviser retains full and independent discretion with respect to proxy voting decisions. The Adviser leverages research and voting recommendations from ISS as an input to the Adviser’s voting decisions, which are based on the Adviser’s internally developed custom guidelines, as described below.
Updates to previously issued proxy research reports may be provided to incorporate newly available information or additional disclosure provided by the issuer regarding a matter to be voted on, or to correct factual errors which may result in ISS issuing revised proxy vote recommendations. The Adviser will periodically monitor for these research alerts issued by ISS and will generally endeavor to consider such information where such information is considered material provided that it is delivered in a timely manner ahead of the vote deadline.
As part of its fiduciary obligation, the Adviser performs initial and ongoing due diligence on the proxy advisory firms that it engages. Accordingly, the Adviser is responsible for taking into account appropriate considerations
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in selecting a proxy advisory firm (e.g., capabilities of research staff, methodologies for formulating voting recommendations, adequacy and quality of personnel and technology, as applicable, and internal controls, policies and procedures, including those relating to possible conflicts of interest), evaluating its services (including any material changes in services or operations) in determining whether to continue to retain the firm, and for taking appropriate steps when the Adviser becomes aware of potential factual errors, potential incompleteness, or potential methodological weaknesses in the proxy advisory firm’s analysis that may materially affect one or more of the Adviser’s voting determinations.
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Proxies Not Voted. There may be times when the Adviser may refrain from voting a proxy on behalf of a Fund where the economic or other opportunity costs of voting exceeds any benefit to the Fund, such as when the Adviser determines that the cost of voting the proxy (which may include the opportunity cost of recalling shares out on loan for the purposes of proxy voting) exceeds the expected benefit to the Fund or where the Adviser does not receive proxy materials with sufficient time and information to make an informed independent voting decision.
The Adviser’s Proxy Voting Policies and Procedures
These policies and procedures are reasonably designed to ensure that the Adviser votes proxies in the best interests of the Funds in accordance with its fiduciary duty and Rule 206(4)-6 under the Investment Advisers Act of 1940 (Advisers Act).
Proxy Voting in the Best Interests of the Funds
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Policies.
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To satisfy its fiduciary duty in making any voting determination with respect to portfolio securities held by a Fund, the Adviser will make the determination in the best interests of the Fund(s) and will not place the Adviser’s own interests ahead of the interests of the Fund(s).
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The Adviser will conduct an investigation reasonably designed to ensure that the voting determination is not based on materially inaccurate or incomplete information (e.g., the Adviser will monitor corporate events with respect to those portfolio securities).
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As deemed necessary and appropriate, the Adviser will also consider whether certain types of matters may necessitate that the Adviser conduct a more detailed analysis than what may be entailed by application of its general voting guidelines (set forth in Appendix A hereto (which is Appendix B of this SAI), to consider factors particular to the issuer or the voting matter under consideration (e.g., corporate events (mergers and acquisition transactions, dissolutions, conversions or consolidations) or contested elections for directors). When determining whether to conduct such an issuer-specific analysis, or an analysis specific to the matter to be voted on, the Adviser will consider the potential effect of the vote on the value of a Fund’s investments.
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Guidelines. When the Adviser votes portfolio securities held by a Fund, it applies the guidelines attached hereto as Appendix A (which is Appendix B of this SAI).
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Procedures. When voting portfolio securities held by a Fund, the Adviser will:
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Have a process to obtain and evaluate such information as deemed reasonably necessary, such as the proxy statement and other information provided by the companies whose securities are being voted;
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Analyze and evaluate the voting matters on the proxy statement and the disclosure contained therein, including the recommendations of management of the issuer, and any shareholder proposal(s), considering the potential effect of the vote on the value of the Fund’s investment;
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Assess whether the expected benefit to the Fund of voting exceeds the cost of voting the proxy (including the opportunity cost of recalling shares out on loan for the purposes of proxy voting); and
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Arrange for the submission of those vote(s) to the shareholder meeting(s) in a timely manner.

GuideStone Funds

Conflicts of Interest
From time to time, the Adviser or its Proxy Voting Committee member(s) may have a conflict of interest in making voting determinations with respect to a Fund’s portfolio securities (e.g., if the Adviser’s and/or a Committee member’s interests in an issuer or voting matter differ from those of the Fund(s) voting a proxy). A conflict of interest could arise, for example, because of a business relationship with an issuer, or a direct or indirect pecuniary interest in the issuer or matter being voted upon, or because of a personal relationship with corporate directors or candidates for directorships. Whether a material conflict of interest exists depends upon the facts and circumstances.
The members of the Proxy Voting Committee will seek to identify any potential conflict(s) of interest, and provide full, fair and timely disclosure of such conflict(s) to the Chief Compliance Officer of the Funds and the Adviser (CCO) (who is a non-voting member of the Committee) and obtain his/her informed consent before proceeding further (as set forth below).
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Identifying Conflicts of Interest. For purposes of identifying conflicts of interest under these procedures, the Proxy Voting Committee will rely upon the objective facts available to it about an issuer and its voting matters from reliable sources. It may be determined that a conflict of interest exists for the following reasons, among others:
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Significant Business Relationships – A matter could involve an issuer or proponent with which the Adviser has a significant business relationship, such as other investment advisory firms, service providers and vendors, clients and financial intermediaries. For this purpose, a “significant business relationship” is one that might create a pecuniary incentive for the Adviser to vote in favor of the issuer’s management. The CCO may reasonably determine that a business relationship with an issuer does not entail any pecuniary incentive.
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Direct or Indirect Pecuniary Interest in Issuers or Voting Matters – The Adviser or its Proxy Voting Committee members could have beneficial ownership of securities of an issuer (including securities in an issuer’s capital structure different from those owned by a Fund), and thus an opportunity to profit from changes in the value of an issuer’s securities.
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Significant Personal or Family Relationships – A matter could involve an issuer, proponent, or individual with which a Proxy Voting Committee member has a significant personal or family relationship. For this purpose, a “significant personal or family relationship” is one that would be reasonably likely to influence how the Proxy Voting Committee member votes the proxy.
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Mitigating Conflicts of Interest. If a Proxy Voting Committee member becomes aware of a potential conflict of interest with respect to an issuer or a matter being voted upon (including those described above), the Committee member will promptly disclose the conflict(s) to the CCO. If the CCO determines that there is an actual material conflict of interest, the CCO will take such steps as deemed reasonably necessary to address the conflict, including but not limited to the use of a third party to vote the proxies, and disclosure to the Board of Directors (or an appropriate committee of the Board) so that the Board (or committee) could make a determination on how to vote the proxy.
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The CCO and the Board. In the event that the CCO determines that the Adviser has a material conflict of interest with respect to an issuer’s proxy voting matter(s), the CCO will provide full and fair disclosure of the fact, nature and scope of the conflict to the Chairman of the Board and/or the Chairman of the Compliance and Risk Committee of the Board (both of whom are not “interested persons” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act (Independent Directors)), and as deemed necessary and appropriate obtain his (or their) consent (or instruction) before permitting the Adviser to vote on the matter(s).
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Voting Shares of the Select Funds. Because the Adviser is the investment adviser both to the Funds of Funds and the Select Funds (each as designated in the Funds’ prospectus and SAI), the Adviser will either:
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●
Seek instructions from a Fund of Funds’ shareholders with regard to the voting of proxies with respect to shares of the Select Funds held by the Fund of Funds and vote those proxies only in accordance with those instructions; or
●
Vote the shares held by the Fund of Funds in the same proportion as the vote of all other shareholders of the Select Fund(s).
Policies and Procedures for the Oversight of Proxy Voting by the Adviser
Responsibilities of the Funds
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Delegation and Oversight. The Board has delegated its proxy voting duties to the Adviser, and therefore, it generally oversees the voting of proxies by the Adviser in accordance with these policies and procedures.
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Board Approval. As required by Rule 38a-1(a)(2) under the 1940 Act, each Fund obtains the approval of the Board, including a majority of Independent Directors, of these policies and procedures, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the federal securities laws (including Rule 206(4)-6 under the Advisers Act).
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Annual Review. The CCO reviews, no less frequently than annually, the adequacy of these policies and procedures and the effectiveness of their implementation. The CCO, no less frequently than annually, provides a written report to the Board that, at a minimum, addresses, the operation of the proxy voting policies and procedures of the Adviser, material changes thereto, and “Material Compliance Matters” thereunder (as defined in Rule 38a-1(e)(2) under the 1940 Act).
Responsibilities of the Adviser
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Voting in the Funds’ Best Interests and Addressing Material Conflicts. The Adviser is responsible for voting the portfolio securities of the Funds in the best interests of the Funds, and addressing material conflicts that may arise between the Adviser’s interests and those of the Funds, in accordance with these policies and procedures.
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Annual Review. As part of the Adviser’s ongoing compliance program, the Adviser reviews and documents, no less frequently than annually, the adequacy of these voting policies and procedures to ensure that they have been formulated reasonably and implemented effectively, including whether these policies and procedures continue to be reasonably designed to ensure that the Adviser casts votes on behalf of the Funds in the best interest of the Fund, as required by Rule 204-2(a)(17)(ii) and Rule 206(4)-7(b) under the Advisers Act. The Adviser takes reasonable measures to determine that it is casting votes on behalf of the Funds consistently with these voting policies and procedures. The Adviser reviews the proxy votes it casts on behalf of the Funds as part of this annual review.
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Periodic Review of ISS. As deemed necessary and appropriate, the Adviser reviews the services of ISS and/or ([ ]) with respect to the timely and accurate voting of the Funds’ proxies, the filing of the Funds’ proxy voting records with the U.S. Securities and Exchange Commission (SEC), and the disclosure of the Funds’ proxy voting records on the Trust’s website.
Disclosure of Proxy Voting Policies and Proxy Voting Records
Disclosure of Policies and Procedures with respect to Voting Proxies Relating to Portfolio Securities
The Funds include a description of these policies and procedures in their SAI.
Disclosure of Proxy Voting Record
The Funds file with the SEC their proxy voting records annually on Form N-PX. The Funds make available free of charge the information disclosed in the Funds’ most recently filed report on Form N-PX on the website as soon as reasonably practicable after filing the report with the SEC.

GuideStone Funds

The Funds employ ISS to record and report all proxies voted by the Adviser on all portfolio securities. The proxy voting information on the website is provided by ISS. The Form N-PX report is filed annually with the SEC by [ ] with the proxy voting information provided by ISS.
Shareholder Advocacy Program
The Funds (or the Adviser on behalf of the Funds) from time to time engage in other shareholder advocacy efforts beyond proxy voting. These include submitting shareholder proposals or NES to portfolio companies (and filing with the SEC when required), authoring or signing onto shareholder letters, and engaging in dialogue with portfolio company management.
The Adviser’s Proxy Voting Committee provides oversight designed to ensure that the Adviser’s shareholder advocacy activities on the Funds’ behalf are conducted in the best interests of the Funds in accordance with the Adviser’s fiduciary duty. Accordingly, the Proxy Voting Committee has adopted (and may amend from time to time) desktop procedures that describe how it will discharge its shareholder advocacy activities on behalf of the Funds, and that delegate certain functions to one or more supervised persons of the Adviser under the supervision of a Proxy Voting Committee member.
Statement of Additional Information

Appendix B — Description of [GuideStone Capital Management, LLC’s] Proxy Voting Guidelines
Provided below is a description of the proxy voting guidelines of [GuideStone Capital Management, LLC] (Adviser).
GENERAL PROXY VOTING GUIDELINES
The Adviser has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations, the Adviser reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal (including both management and shareholder proposals) will be considered based on the relevant facts and circumstances on a case-by-case basis. The Adviser may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the best interests of the Funds and Fund shareholders. These guidelines cannot provide an exhaustive list of all the issues that may arise, nor can the Adviser anticipate all future situations. Corporate governance issues are diverse and continually evolving, and the Adviser devotes significant time and resources to monitor these changes.
THE ADVISER’S PROXY VOTING GUIDELINES
These guidelines have been reviewed by various members of the Adviser's organization, including portfolio management and the Adviser's officers.
In general, the Adviser will cast proxy votes FOR proposals that the Adviser reasonably believes encourage alignment of corporate actions with the Funds’ faith-based investing policy guidelines, in accordance with GuideStone Financial Resources of the Southern Baptist Convention stated policy, (FBI policy) so as to allow a Fund to continue to hold companies’ securities that the Adviser believes offer financial benefits to the Fund, and the Adviser will cast proxy votes AGAINST proposals having the opposite effect, or where the Adviser does not have adequate objective facts available to it to make a reasonably informed decision as to whether the proposal is in the best interest of the Fund.
The following guidelines reflect what the Adviser believes to be good corporate governance and behavior:
Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals, and they should be accountable and responsive to shareholders. The Adviser supports independent boards of directors, and believes that boards should be sufficiently independent from management to ensure effective supervision of management, that board composition should ensure that boards are appropriately sized and that directors add value through specific skills. The Adviser believes that key committees such as audit, nominating and compensation committees should be comprised of independent directors. The Adviser believes that directors should be sufficiently responsive to investor input, and accountable to shareholders, including through transparency of the company’s governance practices and regular board elections.
In evaluating its vote for directors, the Adviser will consider the individual’s qualifications, his or her ability to devote sufficient time to the board and his or her independence from management, as well as the overall composition of the board. As it relates to the composition of a board, the Adviser will consider current best practices and governance structures. Consideration will be given to the different qualifications and expertise of each director and the relevance of their experience to the company’s operations, how representative the board is of the company’s operations and other factors deemed relevant to that specific situation. Additionally, the Adviser will consider withholding votes from directors chairing or serving on committees which in its view have not been sufficiently responsive to shareholder concerns.

GuideStone Funds

The Adviser will generally vote for director nominees, except under certain circumstances, including but not limited to those addressed herein. The Adviser will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The Adviser will consider voting against or withholding votes from directors who have attended less than 75% of meetings without a valid reason. The Adviser will generally vote against or withhold from the directors, members of the governance committee or the full board if the company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws. The Adviser will generally vote against or withhold from members of the audit committee if the company shows evidence of problematic audit-related practices, including poor accounting practices that rise to a level of serious concern. The Adviser will vote case-by-case on proposals on director and officer indemnification, liability protection and exculpation and will consider the stated rationale for the proposed change. In control situations, the Adviser will consider the specific circumstances of the situation. In general, the Adviser will focus on the protection of minority shareholder rights, and the history of the exercise of control by the controlling shareholder(s).
In the event of a contested election, the Adviser will review a number of factors in making a decision, including management’s track record, the company’s financial performance, qualifications of candidates on both slates and the strategic plan of the dissidents and/or shareholder nominees.
Audit-Related: The Adviser will closely scrutinize the independence, role and performance of auditors. On a case-by-case basis, the Adviser will examine proposals relating to non-audit services and non-audit fees, and proposals related to auditor indemnification and limitation of liability. The Adviser will vote against or withhold from members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm. The Adviser will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence attributable to the auditors.
Shareholder Rights and Defenses: The Adviser will vote case-by-case on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible. The Adviser will vote against proposals giving the board exclusive authority to amend the bylaws, and vote case-by-case on proposals giving the board the ability to amend the bylaws in addition to shareholders. The Adviser will generally vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders, vote against proposals to amend the charter to include control share acquisition provisions and vote for proposals to restore voting rights to the control shares. The Adviser will generally vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments and will vote case-by-case on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.
The Adviser generally supports proposals that require shareholder rights plans (poison pills) to be subject to a shareholder vote. The Adviser will closely evaluate shareholder rights plans, including management proposals to ratify a shareholder rights plan, on a case-by-case basis, to determine whether or not they warrant support. The Adviser will vote case-by-case on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Specific issues covered under the policy include, but are not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies and the treatment of abstentions and/or broker non-votes in the company’s vote-counting methodology. While a variety of factors may be considered in each analysis, the guiding principles are transparency, consistency and fairness in the proxy voting process. The Adviser will generally vote against proposals to require a supermajority shareholder vote. The Adviser will vote case-by-case on proposals to adopt fair price provisions, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision and the mechanism for determining the fair price. The Adviser will generally vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares. The Adviser will review a company’s proposal to reincorporate to a different state on a case-by-case basis taking into consideration financial and corporate governance concerns, including reason for
Statement of Additional Information

incorporation, comparison of company’s governance practices and provisions prior to and following reincorporation and comparison of corporation laws of original state and destination state. The Adviser will support reincorporation when the economic factors outweigh any neutral or negative governance changes. The Adviser will generally support strong rights for shareholders as it relates to calling special meetings and acting by written consent.
Capital/Restructuring: The Adviser realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. The Adviser will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. The Adviser will generally not vote in favor of dual-class capital structures unless the company discloses a compelling reason for the dual-class structure, such as the intention to use the new class for financing purposes with minimal or no dilution to current shareholders in both the short and long term. The Adviser will vote on a case-by-case basis on proposals to increase the number of authorized shares of preferred stock that are used for general corporate purposes, but will generally vote against the issuance of preferred shares if the company discloses no specific use for the shares. The Adviser will review proposals seeking preemptive rights on a case-by-case basis, taking into consideration the size of the company, the shareholder base and the liquidity of the stock.
Management and Director Compensation: A company’s equity-based compensation plan should be in alignment with the performance of the company, with emphasis on long-term shareholder value. The Adviser evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. The Adviser will generally oppose plans that have the potential to be excessively dilutive and will almost always oppose plans that are structured to allow the repricing of underwater options or plans that have an automatic share replenishment (evergreen) feature. The Adviser will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, the offering period is 27 months or less and when potential dilution is 10% or less.
Severance compensation arrangements will be reviewed on a case-by-case basis, although the Adviser will generally oppose “golden parachutes” that are considered excessive or include tax gross-ups.
The Adviser will generally support holding say-on-pay votes annually. The Adviser will consider ISS’s analysis of the plan, the alignment of pay and performance, the overall structure of the plan, the metrics used to judge performance and management performance. The Adviser will generally seek strong disclosure of the basis and rationale for pay decisions. Any discretionary elements of the compensation plan will be reviewed on the basis of sound judgement. Repricing of compensation awards, retroactive adjustments favoring management or any other provision or practice deemed to be egregious and present a significant risk to investors will lead to strong consideration of a vote against the compensation decision.
Social and Environmental Issues: The Adviser believes that environmental and social issues can have significant impact on a company’s performance over time. Companies may face significant financial, legal and reputational risks resulting from environmental and social practices, or negligent oversight of environmental and social issues. Appropriate oversight and handling of such issues can benefit corporate culture and performance over time.
The Adviser will generally vote case-by-case, examining whether implementation of the proposal is likely to enhance or protect shareholder value, while seeking to encourage alignment of corporate actions with the FBI policy.
The Adviser will generally vote case-by-case on proposals seeking a company’s endorsement of principles that support a particular public policy position. The Adviser will consider whether the principles align with its Christian values, whether the principles is in the best interest of shareholders and whether endorsing the set of principles may require a company to take a stand on an issue that is beyond its own control and may limit its flexibility with respect to future developments.

GuideStone Funds

The Adviser will generally vote against proposals restricting a company from making charitable contributions. The Adviser will generally vote case-by-case on proposals requesting a report on company or company supplier labor and/or human rights standards and policies, unless such information is already publicly disclosed, and will generally vote case-by-case on proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain, or report on its human rights risk assessment process. The Adviser will generally vote for shareholder proposals seeking to limit the sale of tobacco, alcohol, gambling services, tetrahydrocannabinol (THC) products and conscious altering products and will vote for shareholder proposals that seek a review of a company’s involvement with pornography. The Adviser will vote for resolutions supporting stronger governance in healthcare companies, vote for proposals increasing transparency of lending practices and vote for proposals asking for reports on company policies related to the sale of mature-rated video games. The Adviser will vote on shareholder proposals that address sanctity of life issues in a manner consistent with the biblical principles of the Southern Baptist Convention on abortion and sanctity of life issues. The Adviser will generally vote in support of resolutions that foster a culture of respect for people who hold diverse religious and ideological viewpoints in all aspects of their business.
Statement of Additional Information

Funds distributed by Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450, Cincinnati, OH 45246
[1-888-GS-FUNDS (1-888-473-8637)]
[GuideStoneFunds.com]
5005 LBJ Freeway, Ste. 2200, Dallas, TX 75244-6152

811-10263	© 2026 GuideStone Funds®	2126	[11/26]

GUIDESTONE FUNDS
N-1A
PART C: OTHER INFORMATION
Item 28.		EXHIBITS
	(a)			Trust Instrument.
1.
Certificate of Trust, dated February 29, 2000, filed in the State of Delaware, is incorporated herein by reference to the Initial Registration Statement on Form N-1A (No. 333-53432) filed with the U.S.
Securities and Exchange Commission (the “SEC”) on January 9, 2001.

2.
Certificate of Amendment to Certificate of Trust, dated March 12, 2001, filed in the State of
Delaware, is incorporated herein by reference to Post-Effective Amendment No. 21 to the
Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on February 27, 2009.

3.
Certificate of Amendment to Certificate of Trust, dated September 13, 2005, filed in the State of
Delaware, is incorporated herein by reference to Post-Effective Amendment No. 77 to the
Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 30, 2019.

4.
Amended and Restated Trust Instrument, dated April 1, 2024, is incorporated herein by reference to
Post-Effective Amendment No. 97 to the Registration Statement on Form N-1A (No. 333-53432)
filed with the SEC on April 26, 2024 (“PEA No. 97”).

			5.	Schedule A to the Amended and Restated Trust Instrument, dated July 31, 2026, is filed herewith as Exhibit EX-99(a)(5).
	(b)			By-laws.
1.
Amended and Restated By-laws, dated February 27, 2026, is incorporated herein by reference to
Post-Effective Amendment No. 103 to the Registration Statement on Form N-1A (No. 333-53432)
filed with the SEC on April 29, 2026 (“PEA No. 103”).

(c)
Instruments Defining Rights of Security Holders.
Articles IV – VI and Article IX, Section 4 of the Amended and Restated Trust Instrument, dated April
1, 2024, are incorporated herein by reference to PEA No. 97. Articles IV – VI of the Amended and
Restated By-laws dated February 27, 2026, is incorporated herein by reference to PEA No. 103.

	(d)			Investment Advisory Contracts.
			1.	Form of [Amended and Restated Advisory Agreement with GuideStone Capital Management, LLC] to be filed by amendment.
			2.	Form of Sub-Advisory Agreement with [ ] to be filed by amendment.
			3.	[Expense Cap Letter with GuideStone Capital Management, LLC for the Exchange-Traded Funds to be filed by amendment.]
	(e)			Underwriting Contracts.
			1.	ETF Distribution Agreement with Ultimus Fund Distributors, LLC, dated August 20, 2026, is filed herewith as Exhibit EX-99(e)(1).
	(f)			Bonus or Profit Sharing Contracts. Not Applicable.
	(g)			Custodian Agreements.
			1.	Custody Agreement with [ ] to be filed by amendment.
	(h)			Other Material Contracts.
			1.	Fund Administration and Accounting Services Agreement with [ ] to be filed by amendment.
			2.	Transfer Agency and Services Agreement with [ ] to be filed by amendment..

(i)		Legal Opinion. [ ]
(j)		Other Opinions.
1.
Powers of Attorney.
Power of Attorney for William Craig George, dated February 29, 2024, is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registration Statement on Form N-1A (No.
333-53432) filed with the SEC on February 29, 2024 (“PEA No. 96”)..

	2.	Power of Attorney for James D. Caldwell, dated February 29, 2024, is incorporated herein by reference to PEA No. 96.
	3.	Power of Attorney for Thomas G. Evans, dated February 29, 2024, is incorporated herein by reference to PEA No. 96.
	4.	Power of Attorney for Deanna A. Mankins, dated February 29, 2024, is incorporated herein by reference to PEA No. 96.
	5.	Power of Attorney for David B. McMillan, dated February 29, 2024, is incorporated herein by reference to PEA No. 96.
	6.	Power of Attorney for Ronald D. Murff, dated February 29, 2024, is incorporated herein by reference to PEA No. 96.
	7.	Power of Attorney for Brandon Pizzurro, dated February 29, 2024, is incorporated herein by reference to PEA No. 96.
	8.	Power of Attorney for Jill R. Rayburn, dated February 29, 2024, is incorporated herein by reference to PEA No. 96.
	9.	Power of Attorney for Timothy M. Albury, dated August 27, 2026, is filed herewith as Exhibit EX-99(j)(9).
(k)		Omitted Financial Statements. Not Applicable.
(l)
Initial Capital Agreements.
Letter Agreement with GuideStone Financial Resources of the Southern Baptist Convention
(formerly, Annuity Board of the Southern Baptist Convention) is incorporated herein by reference to
Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on June 18, 2001.

(m)		Rule 12b-1 Plan. None.
(n)		Rule 18f-3 Plan. None.
(o)		Reserved.
(p)		Codes of Ethics.
	1.	Code of Ethics of [GuideStone Capital Management, LLC and GuideStone Funds] is to be filed by amendment.
	2.	Code of Ethics of [ ] is to be filed by amendment.

Item 29.
PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE FUND.
Company	Controlling Person(s) of Company	% of Voting Securities Owned by Controlling Person(s) (or other basis of control)	State of Organization of Company
GuideStone Funds	GuideStone Financial Resources	83.2%	Delaware
GuideStone Advisors	GuideStone Financial Resources	Sole Member	Texas
GuideStone Advisors, LLC	GuideStone Advisors	80.0%; Manager	Texas
GuideStone Agency Services	GuideStone Financial Resources	Sole Member	Texas
GuideStone Capital Management, LLC	GuideStone Investment Services	60.0%; Manager	Texas
	GuideStone Resource Management, Inc.	40.0%
GuideStone Financial Services	GuideStone Financial Resources	Sole Member	Texas
GuideStone Investment Services	GuideStone Financial Resources	Sole Member	Texas
GuideStone Resource Management, Inc.	GuideStone Financial Resources	100.0%	Texas
GuideStone Risk Management Co.	GuideStone Financial Resources	Sole Member	Vermont
GuideStone Trust Services	GuideStone Financial Resources	Sole Member	Texas
Item 30.
INDEMNIFICATION.
A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and directors from and against any and all claims and demands whatsoever. Article IX, Section 3 of the Trust Instrument provides that, subject to the exceptions and limitations contained therein, every person who is, or has been, a Director or an officer, employee or agent of the Registrant (a "Covered Person") shall be indemnified by the Registrant and each series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any investigation, claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof. As used therein, the words "investigation," "claim," "action," "suit" or "proceeding" shall apply to all investigations, claims, actions, suits or proceedings (civil, criminal, investigative or other, including appeals), whether formal or informal, actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorney's fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities whatsoever. To the extent required under the Investment Company Act of 1940 (the "1940 Act"), but only to such extent, no indemnification shall be provided thereunder to a Covered Person: who shall have been finally adjudicated by a court or body before which the proceeding was brought to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; or in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by the court or other body approving the settlement, by at least a majority of those Directors who are neither "interested persons" of the Registrant (within the meaning of section 2(a)(19) of the 1940 Act) nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry), or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).
Pursuant to Article IX, Section 4 of the Trust Instrument, if any present or former shareholder of any series (“Series”) of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.
[Section 12 of the Advisory Agreement between the Adviser and the Registrant provides that the Adviser shall not be liable for any loss due solely to a mistake of investment judgment, but shall be liable for any loss which is incurred by reason of an act or omission of its employee, partner, director or affiliate, if such act or omission involves willful misfeasance, bad faith or gross negligence, or breach of its duties or obligations thereunder, whether express or implied; provided, that this shall not be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.
Section 5 of the Advisory Agreement between the Adviser and the Registrant provides that the Adviser shall indemnify the Registrant or any of its directors, officers, employees or affiliates for all losses, damages, liabilities, costs and expenses (including legal) (“Losses”) incurred by the Registrant by reason of or arising out of any act or omission by the Adviser under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Registrant. Section 5 further provides that the Registrant shall indemnify the Adviser or any of its directors, officers, employees or affiliates for all Losses incurred by the Adviser by reason of or arising out of any act or omission by the Registrant under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Adviser or the Adviser’s breach of fiduciary duty to the Registrant.
Section 8 of the Sub-Advisory Agreements among the Registrant, the Adviser and each Sub-Adviser to one or more Series, provides that the Sub-Adviser shall not be liable for any loss due solely to a mistake of investment judgment, but shall be liable for any loss which is incurred by reason of an act or omission of its employee, partner, director or affiliate, if such act or omission involves willful misfeasance, bad faith or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties under this Agreement. Nothing in this paragraph shall be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.
Section 9 of the Sub-Advisory Agreements among the Registrant, the Adviser and each Sub-Adviser to one or more Series provides that the Registrant and the Adviser shall indemnify the Sub-Adviser and any of its directors, officers, employees and affiliates for all losses, claims, damages, liabilities and costs (including reasonable legal and other expenses) (“Losses”) incurred by the Sub-Adviser by reason of or arising out of any act or omission by the Registrant and the Adviser under the Agreement, if such act or omission involves the Registrant's or the Adviser's willful misfeasance, bad faith or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the Sub-Adviser's willful misfeasance, bad faith, or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties under the Agreement.

Section 9 also provides that the Sub-Adviser shall indemnify the Registrant and the Adviser and any of their directors, officers, employees and affiliates for all Losses incurred by the Registrant and the Adviser by reason of or arising out of any act or omission by the Sub-Adviser under the Agreement if such act or omission involves the Sub-Adviser's willful misfeasance, bad faith, or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties under this Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the Adviser's or the Registrant's willful misfeasance, bad faith, or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties under this Agreement.]
Section 6 of the Distribution Agreement between the Registrant and Ultimus Fund Distributors, LLC (the “Distributor”) provides that the Registrant agrees to indemnify and hold harmless the Distributor and each of its manager and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, as amended (“1933 Act”), against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees and disbursements incurred in connection therewith), arising by reason of any person acquiring any Shares or Creation Units, based upon (i) the ground that the registration statement, prospectus, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading, (ii) the Trust’s failure to maintain an effective registration statement and prospectus with respect to Shares of the Fund that are the subject of the claim or demand, (iii) the Trust’s failure to properly register Fund Shares under applicable state laws, (iv) instructions given by the Trust, the Trust’s failure to perform its duties hereunder or any inaccuracy of its representations, (v) any claim brought under Section 11 of the 1933 Act, or (vi) all actions taken by Distributor hereunder resulting from Distributor’s reasonable, good faith reliance on instructions received from an officer, agent or approved service provider of the Trust; provided, however, that this indemnification shall not apply to any loss, liability, claim, damages or expense arising from the Distributor’s own Disqualifying Conduct (as defined below), breach of this Agreement or violation of applicable law.
In no case (i) is the indemnity of the Trust to be deemed to protect the Distributor or any other person against any liability to which the Distributor or such person otherwise would be subject by reason of willful misfeasance, willful misconduct, bad faith, fraud or gross negligence in the performance of duties or by reason of reckless disregard of obligations and duties under this Agreement (“Disqualifying Conduct”) by such party, or (ii) is the Trust to be liable to the Distributor under the indemnity agreement contained in this Section 6 with respect to any claim made against the Distributor or any person indemnified unless the Distributor or other person shall have notified the Trust in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon the Distributor or such other person (or after the Distributor or the person shall have received notice of service on any designated agent). However, failure to notify the Trust of any claim shall not relieve the Trust from any liability which it may have to the Distributor or any person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph.
The Trust shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any claims subject to this indemnity provision. If the Trust elects to assume the defense of any such claim, the defense shall be conducted by counsel chosen by the Trust and satisfactory to the indemnified defendants in the suit whose approval shall not be unreasonably withheld. In the event that the Trust elects to assume the defense of any suit and retain counsel, the indemnified defendants shall bear the fees and expenses of any additional counsel retained by them. If the Trust does not elect to assume the defense of a suit, it will reimburse the indemnified defendants for the reasonable fees and expenses of any counsel retained by the indemnified defendants. Notwithstanding the foregoing, the Trust shall not settle any claim or action in a manner that imposes any non-monetary obligation, injunctive relief, or any admission of fault or regulatory liability on the indemnified party without the prior written consent of the indemnified party.
The Trust agrees to notify the Distributor promptly of the commencement of any litigation or proceedings against it or any of its officers or Trustees in connection with the issuance or sale of Shares or Creation Units.
Section 7 of the Distribution Agreement between the Registrant and the Distributor provides that the Distributor covenants and agrees that it will indemnify and hold harmless the Trust and each of its Trustees and officers and each person, if any, who controls the Trust within the meaning of Section 15 of the 1933 Act, against any loss, liability, damages, claim or expense (including the reasonable cost of investigating or defending any alleged loss, liability, damages, claim or expense and reasonable counsel fees and disbursements incurred in connection therewith) arising out of or based upon any (i) Disqualifying Conduct by Distributor in connection with the offering and sale of any Shares; (ii) material breach of this Agreement by the Distributor; (iii) breach of the Distributor’s representations and warranties contained in this Agreement; (iv) violation of applicable law, FINRA rules, or any applicable exemptive order by the Distributor in performing its services under this Agreement; or (v) breach by the Distributor of its confidentiality obligations under this Agreement.
In no case (i) is the indemnity of the Distributor in favor of the Trust or any other person indemnified to be deemed to protect the Trust or any other person against any liability to which the Trust or such other person would otherwise be subject by reason of Disqualifying Conduct by such party, or (ii) is the Distributor to be liable under its indemnity agreement contained in this Section 7 with respect to any claim made against the Trust or any person indemnified unless the Trust or person, as the case may be, shall have notified the Distributor in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon the Trust or upon any person (or after the Trust or such person shall have received notice of service on any designated agent). However, failure to notify the Distributor of any claim shall not relieve the Distributor from any liability which it may have to the Trust or any person against whom the action is brought otherwise than on account of its indemnity agreement contained in this paragraph.
The Distributor shall be entitled to participate, at its own expense, in the defense or, if it so elects, to assume the defense of any suit brought to enforce the claim subject to this indemnity provision, but if the Distributor elects to assume the defense, the defense shall be conducted by counsel chosen by the Distributor and satisfactory to the indemnified defendants whose approval shall not be unreasonably withheld. In the event that the Distributor elects to assume the defense of any suit and retain counsel, the defendants in the suit shall bear the fees and expenses of any additional counsel retained by them. If the Distributor does not elect to assume the defense of any suit, it will reimburse the indemnified defendants in the suit for the reasonable fees and expenses of any counsel retained by the indemnified defendants. Notwithstanding the foregoing, the Distributor shall not settle any claim or action in a manner that imposes any non-monetary obligation, injunctive relief, or any admission of fault or regulatory liability on the indemnified party without the prior written consent of the indemnified party.
The Distributor agrees to notify the Trust promptly of the commencement of any litigation or proceedings against it or any of its officers in connection with the sale of Shares or Creation Units.
Mutual fund and directors and officers liability policies purchased by the Registrant insure such persons and their respective directors, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.
Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
Item 31.
BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS.
1.
[GuideStone Capital Management, LLC
GuideStone Capital Management, LLC (“GSCM”) is located at 5005 Lyndon B. Johnson Freeway, Suite 2200, Dallas,
Texas 75244. GSCM is a Texas non-profit corporation, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information regarding other business, profession, vocation or employment of a substantial nature as to the firm’s officers is as follows:]

	Name and Position with Adviser	Other Company	Position with Other Company
	[Brandon Pizzurro President and Chief Investment Officer	GuideStone Financial Resources	Chief Investment Officer
	Arthur Byrne Vice President – Risk Management	GuideStone Financial Resources	Senior Manager, Investments Risk Management
	Joshua Chastant Vice President – Portfolio Management	GuideStone Financial Resources	Managing Director, Public Markets
	Melanie Childers Vice President – Fund Operations and Secretary	GuideStone Financial Resources	Managing Director, Fund Operations
	Matthew A. Wolfe Vice President – Legal and Chief Compliance Officer	GuideStone Financial Resources	Managing Director, Investments Compliance, Legal and Risk Management
	Erin Wynne Treasurer	GuideStone Financial Resources	Managing Director, Financial and Tax Reporting]
2.	[ ]
	Name and Position with Adviser	Other Company	Position with Other Company
Item 32
PRINCIPAL UNDERWRITERS
(a)
Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the 1940 Act, as amended:
Open-End Investment Companies
Hussman Investment Trust
Hussman Strategic Market Cycle Fund.
Hussman Strategic Total Return Fund
Hussman Strategic Allocation Fund
Schwartz Investment Trust
Ave Maria Value Focused Fund
Ave Maria Value Fund
Ave Maria Growth Fund
Ave Maria Rising Dividend Fund
Ave Maria Growth Focused Fund
Ave Maria Bond Fund

Ave Maria World Equity Fund
Ave Maria Undiscovered Fund
Williamsburg Investment Trust
The Jamestown Equity Fund
The Davenport Core Leaders Fund
The Davenport Equity Opportunities Fund
The Davenport Value & Income Fund
The Davenport Small Cap Focus Fund
The Davenport Balanced Income Fund
The Government Street Equity Fund
The Government Street Opportunities Fund
The Davenport Insider Buying Fund
The Investment House Funds
The Investment House Growth Fund
Chesapeake Investment Trust
The Chesapeake Growth Fund
The Cutler Trust
Cutler Equity Fund
CM Advisors Family of Funds
CM Advisors Fixed Income Fund
Papp Investment Trust
Papp Small and Mid-Cap Growth Fund
Eubel Brady & Suttman Mutual Fund Trust
Eubel Brady & Suttman Income and Appreciation Fund
Eubel Brady & Suttman Income Fund
Conestoga Funds
Conestoga Small Cap Fund
Conestoga SMID Cap Fund
Conestoga Discovery Fund
Centaur Mutual Funds Trust
Copley Fund, Inc.
Caldwell & Orkin Funds, Inc.
Gator Capital Long/Short Fund
Ultimus Managers Trust
Lyrical U.S. Value Equity Fund
Lyrical International Value Equity Fund
Wavelength Fund
Blue Current Global Dividend Fund
Marshfield Concentrated Opportunity Fund
HVIA Equity Fund
Meehan Focus Fund
Adler Value Fund
Q3 All-Season Systematic Opportunities Fund
Blueprint Adaptive Growth Allocation Fund
Westwood Alternative Income Fund
Westwood Multi-Asset Income Fund
Westwood Income Opportunity Fund
Westwood Quality SmallCap Fund
Westwood Quality SMidCap Fund
Westwood Quality Value Fund
Westwood Real Estate Income Fund

Westwood Broadmark Tactical Growth Fund
Westwood Salient MLP & Energy Infrastructure Fund
Westwood Broadmark Tactical Plus Fund
Westwood Salient Enhanced Power & Infrastructure ETF
Nia Impact Solutions Fund
Oak Associates Funds
White Oak Select Growth Fund
Pin Oak Equity Fund
Rock Oak Core Growth Fund
River Oak Discovery Fund
Red Oak Technology Select Fund
Black Oak Emerging Technology Fund
Live Oak Health Sciences Fund
Segall Bryant & Hamill Trust
Segall Bryant & Hamill Small Cap Growth Fund
Segall Bryant & Hamill International Small Cap Fund
Segall Bryant & Hamill Global All Cap Fund
Segall Bryant & Hamill Plus Bond Fund
Segall Bryant & Hamill Quality High Yield Fund
Segall Bryant & Hamill Municipal Opportunities Fund
Segall Bryant & Hamill Colorado Tax Free Fund
Segall Bryant & Hamill Small Cap Value Fund
Segall Bryant & Hamill All Cap Fund
Segall Bryant & Hamill Emerging Markets Fund
Segall Bryant & Hamill Small Cap Core Fund
Barrett Opportunity Fund
Barrett Growth Fund
Segall Bryant & Hamill International Equity Fund
American Pension Investors Trust (d/b/a Yorktown Funds)
Yorktown Short Term Bond Fund
Yorktown Growth Fund
Yorktown Multi-Sector Bond Fund
Yorktown Small-Cap Fund
Yorktown Treasury Advanced Total Return Fund
Bruce Fund, Inc.
Bruce Fund
Commonwealth International Series Trust
Commonwealth Australia/New Zealand Fund
Africa Fund
Commonwealth Japan Fund
Commonwealth Global Fund
Commonwealth Real Estate Securities Fund
Capitol Series Trust
Canterbury Portfolio Thermostat Fund
FullerThaler Behavioral Small-Cap Equity Fund
FullerThaler Behavioral Small-Cap Growth Fund
FullerThaler Behavioral Mid-Cap Value Fund
FullerThaler Behavioral Unconstrained Equity Fund
FullerThaler Behavioral Micro-Cap Equity Fund
FullerThaler Behavioral Small-Mid Core Equity Fund
FullerThaler Behavioral Mid-Cap Equity Fund
Reynders, McVeigh Core Equity Fund
Oak Harvest Long/Short Hedged Equity Fund

Unified Series Trust
Absolute Capital Opportunities Fund
Absolute Convertible Arbitrage Fund
Absolute Flexible Fund
Absolute CEF Opportunities
Auer Growth Fund
Crawford Small Cap Dividend Fund
Crawford Large Cap Dividend Fund
Crawford Multi-Asset Income Fund
Dean Mid Cap Value Fund
Dean Small Cap Value Fund
Dean Equity Income Fund
Channel Income Fund
Efficient Enhanced Multi-Asset Fund
Tactical Multi-Purpose Fund
Standpoint Multi-Asset Fund
FI Institutional Group Stock Fund for Retirement Plans
FI Institutional Group ESG Stock Fund for Retirement Plans
FI Institutional Group Fixed Income Fund for Retirement Plans
FI Institutional Group ESG Fixed Income Fund for Retirement Plans
Q India Equity Fund
LCAM Strategic Income Fund
Valued Advisers Trust
BFS Equity Fund
Dana Epiphany Small Cap Equity Fund
Dana Epiphany Equity Fund
Dana Large Cap Equity Fund
Summitry Equity Fund
LS Opportunity Fund
SMI Multi-Strategy Fund
SMI Dynamic Allocation Fund
Slow Capital Growth Fund
Sound Mind Investing Fund
Channing Intrinsic Value Small-Cap Fund
HC Capital Trust
The Intermediate Term Municipal Bond Portfolio
The Value Equity Portfolio
The Growth Equity Portfolio
The Small Capitalization-Mid Capitalization Equity Portfolio
The International Equity Portfolio
The Core Fixed Income Portfolio
The Fixed Income Opportunity Portfolio
The Institutional Value Equity Portfolio
The Institutional Growth Equity Portfolio
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
The Real Estate Securities Portfolio
The Intermediate Term Municipal Bond II Portfolio
The Commodity Returns Strategy Portfolio
The U.S. Government Fixed Income Securities Portfolio
The U.S. Corporate Fixed Income Securities Portfolio
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
The Inflation Protected Securities Portfolio
The ESG Growth Portfolio

The Catholic SRI Growth Portfolio
New Age Alpha Funds Trust
NAA Allocation Fund
NAA Large Cap Value Fund
NAA Large Core Fund
NAA Mid Growth Fund
NAA Opportunity Fund
NAA Risk Managed Real Estate Fund
NAA SMid Cap Value Fund
NAA World Equity Income Fund
New Age Alpha Variable Funds Trust
NAA All Cap Value Series
NAA Large Cap Value Series
NAA Large Core Series
NAA Large Growth Series
NAA Mid Growth Series
NAA Small Cap Value Series
NAA Small Growth Series
NAA SMid-Cap Value Series
NAA World Equity Income Shares
CYBER HORNET TRUST
CYBER HORNET S&P 500
VELA Funds
VELA International Fund
VELA Large Cap Plus Fund
VELA Small Cap Fund
VELA Income Opportunities Fund
VELA Short Duration Fund
VELA Small-Mid Cap Fund
Waycross Independent Trust
Waycross Managed Risk Equity Fund
Waycross Focused Core Equity Fund
Volumetric Fund
Volumetric Fund, Inc.
MSS Series Trust
Towpath Focused Fund
Towpath Technology Fund
Connors Funds
Connors Hedged Equity Fund
Cantor Select Portfolios Trust
Cantor Fitzgerald Large Cap Focused Fund
Cantor Fitzgerald Equity Dividend Plus Fund
Cantor Fitzgerald International Equity Opportunity Fund
Cantor Fitzgerald Equity Opportunity Fund
Cantor Fitzgerald High Income Fund
Cantor Fitzgerald Variable Insurance Trust
Cantor Fitzgerald Commodity Return Strategy Portfolio
Cantor Fitzgerald Commodity Strategy Trust
Cantor Fitzgerald Commodity Return Strategy Fund
James Advantage Funds

James Balanced: Golden Rainbow Fund
James Small Cap Fund
James Micro Cap Fund
James Aggressive Allocation Fund
Johnson Mutual Funds
Johnson Equity Income Fund
Johnson Opportunity Fund
Johnson Enhanced Return Fund
Johnson Institutional Core Bond Fund
Johnson Institutional Intermediate Bond Fund
Johnson Institutional Short Duration Bond Fund
Johnson Core Plus Bond Fund
Johnson Municipal Income Fund
XD Fund Trust
XD Treasury Money Market Fund
Exchange Place Advisors Trust
Sphere 500 Climate Fund
WesMark Funds
WesMark Large Company Fund
WesMark Balanced Fund
WesMark Government Bond Fund
WesMark West Virginia Municipal Bond Fund
WesMark Tactical Opportunity Fund
WesMark Small Company Fund
Plumb Funds
Plumb Balanced Fund
Plumb Equity Fund
Closed-End Investment Companies
Peachtree Alternative Strategies Fund
Lind Capital Partners Municipal Credit Income Fund
Fairway Private Equity & Venture Capital Opportunities Fund
Fairway Private Markets Fund
Dynamic Alternatives Fund
Cantor Fitzgerald Infrastructure Fund
Flat Rock Enhanced Income Fund
Beacon Pointe Multi-Alternative Fund
Axxes Private Markets Fund
Flat Rock Core Income Fund
Flat Rock Opportunity Fund
Booster Income Opportunities Launch
OneAscent Capital Opportunities Fund
CAZ Strategic Opportunities Fund
83 Investment Group Income Fund
Private Debt & Income Fund
Prospect Enhanced Yield Fund
Sardis Credit Opportunities Fund
PennantPark Enhanced Income Fund
IDA Private Access Fund
Third Lake Partners Alternative Yield Strategy Fund
CAIS Sports, Media and Entertainment Fund

(b)
The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
Name	Address	Position with Underwriter	Position with Registrant
Gregory A. Evans	225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	Financial Operations Principal	None
Kevin M. Guerette	225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	President	None
Stephen L. Preston	225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	Chief Compliance Officer/ AML Officer	None
(c)
Not applicable.
Item 33.
LOCATION OF ACCOUNTS AND RECORDS.
The books and other documents required by paragraph (b)(4) of Rule 31a-1 under the Investment Company Act of 1940, as amended are maintained in the physical possession of [GuideStone Capital Management, LLC, the Registrant’s investment adviser, 5005 Lyndon B. Johnson Freeway, Suite 2200, Dallas, TX 75244]. Other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of the Registrant’s transfer agent, [ ]; and the Registrant’s sub-adviser at the location shown in the Statement of Additional Information.
Item 34.
MANAGEMENT SERVICES.
Not Applicable.
Item 35.
UNDERTAKINGS.
Not Applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, (“1933 Act”) and the Investment Company Act, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas, on the 9th day of September 2026.
GUIDESTONE FUNDS
By: /s/ Brandon Pizzurro
Brandon Pizzurro President
Pursuant to the requirements of the 1933 Act, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.
/s/ William Craig George*	Director, Chairman of the Board	September 9, 2026
William Craig George
/s/ Timothy M. Albury	Director	September 9, 2026
Timothy M. Albury
/s/ James D. Caldwell*	Director	September 9, 2026
James D. Caldwell
/s/ Thomas G. Evans*	Director	September 9, 2026
Thomas G. Evans
/s/ Deanna A. Mankins*	Director	September 9, 2026
Deanna A Mankins
/s/ David B. McMillan*	Director	September 9, 2026
David B. McMillan
/s/ Ronald D. Murff*	Director	September 9, 2026
Ronald D. Murff
/s/ Jill R. Rayburn*	Director	September 9, 2026
Jill R. Rayburn
/s/ Erin Wynne	Treasurer	September 9, 2026
Erin Wynne	(principal financial officer)
*By: /s/ Brandon Pizzurro	Director, President and Attorney-in-Fact	September 9, 2026
Brandon Pizzurro